SHAREHOLDER LETTER


Dear Shareholder:

This annual report for Franklin Custodian Funds, Inc., covers the period ended September 30, 2000.

During the 12 months under review, the U.S. economy reached the peak of its 10-year expansion with an impressive 8.3% gross domestic product (GDP) annualized growth rate in the fourth quarter of 1999. GDP was relatively lower but remained strong in the first and second quarters of 2000 at annualized rates of 4.8% and 5.6%. Although inflation was relatively tame throughout the Fund's fiscal year, record low unemployment and increased consumer spending prompted the Federal Reserve Board (the Fed) to raise the federal funds target rate on four separate occasions in an attempt to ease inflationary pressures. The final increase, on May 16, lifted the federal funds target rate 50 basis points to 6.5%. Since that time, however, the Fed has left the target rate unchanged, following growing evidence that consumer spending and overall economic growth were cooling at the desired speed. Indeed, GDP for the third quarter of 2000 was 2.7%. The Fed also finally admitted that productivity advances were allowing the economy to grow without accelerated inflation. Thus, it seems likely that the Fed will not increase rates again in 2000. However, policymakers will remain vigilant until it is certain that the economy's growth is closer to its estimated sustainable growth rate of 3.5%-4.0%.

The stock markets experienced considerable volatility as they generally reflected the movement of the economy during the year under review. The fourth quarter of 1999 was, not surprisingly, the best-performing quarter for stocks, primarily due to strong technology sector returns. This upward trend continued into the first quarter of 2000 as technology and telecommunication sectors drove the market and supported growth stocks' dominance over value stocks. However, a downward trend emerged in March and April as technology stocks battled with old economy value stocks for market leadership. Dot-com stocks, in particular, plummeted as investors' focus returned to fundamental concepts, such as earnings, market share and proven management.


CONTENTS

Shareholder Letter ........................................................    1

Fund Reports

 Franklin DynaTech Fund ...................................................    4

 Franklin Growth Fund .....................................................   12

 Franklin Income Fund .....................................................   18

 Franklin U.S. Government
 Securities Fund ..........................................................   26

 Franklin Utilities Fund ..................................................   34

Financial Highlights &
Statements of Investments .................................................   42

Financial Statements ......................................................   70

Notes to
Financial Statements ......................................................   76

Independent Auditors' Report ..............................................   84

Tax Designation ...........................................................   85

Franklin Custodian Funds, Inc.
Annual Report
September 30, 2000

APPENDIX
DESCRIPTION OF GRAPHIC MATERIAL OMITTED FROM EDGAR FILING (PURSUANT TO ITEM 304
(a) OF REGULATION S-T)

GRAPHIC MATERIAL (1)

This line chart shows the performances for S&P 500, Dow Jones Industrial Average
(DJIA) and NASDAQ indexes for the one year period ended 9/30/00.

   Date      S&P 500     DJIA      NASDAQ
09/30/99     1282.71   10336.95    2746.16
10/01/99     1282.81   10273.00    2736.85
10/04/99     1304.60   10401.23    2795.97
10/05/99     1301.35   10400.59    2799.67
10/06/99     1325.40   10588.34    2857.21
10/07/99     1317.64   10537.05    2860.70
10/08/99     1336.02   10649.76    2886.57
10/11/99     1335.21   10648.18    2915.95
10/12/99     1313.04   10417.06    2872.43
10/13/99     1285.55   10232.16    2801.27
10/14/99     1283.42   10286.61    2806.84
10/15/99     1247.41   10019.71    2731.83
10/18/99     1254.13   10116.28    2689.15
10/19/99     1261.32   10204.93    2688.18
10/20/99     1289.43   10392.36    2788.13
10/21/99     1283.61   10297.69    2801.95
10/22/99     1301.65   10470.25    2816.52
10/25/99     1293.63   10349.93    2815.95
10/26/99     1281.91   10302.13    2811.47
10/27/99     1296.71   10394.89    2802.52
10/28/99     1342.44   10622.53    2875.22
10/29/99     1362.93   10729.86    2966.43
11/01/99     1354.12   10648.51    2967.65
11/02/99     1347.74   10581.84    2981.63
11/03/99     1354.93   10609.06    3028.51
11/04/99     1362.64   10639.64    3055.95
11/05/99     1370.23   10704.48    3102.29
11/08/99     1377.01   10718.85    3143.97
11/09/99     1365.28   10617.32    3125.04
11/10/99     1373.46   10597.74    3155.96
11/11/99     1381.46   10595.30    3197.29
11/12/99     1396.06   10769.32    3221.15
11/15/99     1394.39   10760.75    3219.54
11/16/99     1420.03   10932.33    3295.52
11/17/99     1410.71   10883.09    3269.39
11/18/99     1424.94   11035.70    3347.11
11/19/99     1422.00   11003.89    3369.25
11/22/99     1420.94   11089.52    3392.56
11/23/99     1404.64   10995.63    3342.87
11/24/99     1417.08   11008.17    3420.50
11/26/99     1416.62   10988.91    3447.81
11/29/99     1407.83   10947.92    3421.37
11/30/99     1388.91   10877.81    3336.16
12/01/99     1397.72   10998.39    3353.71
12/02/99     1409.04   11039.06    3452.78
12/03/99     1433.30   11286.18    3520.63
12/06/99     1423.34   11225.01    3546.01
12/07/99     1409.17   11106.65    3586.92
12/08/99     1403.88   11068.12    3586.08
12/09/99     1408.11   11134.79    3594.17
12/10/99     1417.04   11224.70    3620.23
12/13/99     1415.22   11192.59    3658.15
12/14/99     1403.17   11160.17    3571.66
12/15/99     1413.33   11225.32    3621.95
12/16/99     1418.78   11244.89    3715.06
12/17/99     1421.05   11257.43    3753.06
12/20/99     1418.09   11144.27    3783.87
12/21/99     1433.43   11200.54    3911.15
12/22/99     1436.13   11203.60    3937.30
12/23/99     1458.34   11405.76    3969.44
12/27/99     1457.09   11391.08    3975.38
12/28/99     1457.66   11476.71    3972.11
12/29/99     1463.46   11484.66    4041.46
12/30/99     1464.47   11452.86    4036.87
12/31/99     1469.25   11497.12    4069.31
01/03/00     1455.22   11357.51    4131.15
01/04/00     1399.42   10997.93    3901.69
01/05/00     1402.11   11122.65    3877.54
01/06/00     1403.45   11253.26    3727.13
01/07/00     1441.47   11522.56    3882.62
01/10/00     1457.60   11572.20    4049.67
01/11/00     1438.56   11511.08    3921.19
01/12/00     1432.25   11551.10    3850.02
01/13/00     1449.68   11582.43    3957.21
01/14/00     1465.15   11722.98    4064.27
01/18/00     1455.14   11560.72    4130.81
01/19/00     1455.90   11489.36    4151.29
01/20/00     1445.57   11351.30    4189.51
01/21/00     1441.36   11251.71    4235.40
01/24/00     1401.53   11008.17    4096.08
01/25/00     1410.03   11029.89    4167.41
01/26/00     1404.09   11032.99    4069.91
01/27/00     1398.56   11028.02    4039.56
01/28/00     1360.16   10738.87    3887.07
01/31/00     1394.46   10940.53    3940.35
02/01/00     1409.28   11041.05    4051.98
02/02/00     1409.12   11003.20    4073.96
02/03/00     1424.97   11013.44    4210.98
02/04/00     1424.37   10963.80    4244.14
02/07/00     1424.24   10905.79    4321.77
02/08/00     1441.72   10957.60    4427.54
02/09/00     1411.70   10699.16    4363.24
02/10/00     1416.83   10643.63    4485.63
02/11/00     1387.12   10425.21    4395.45
02/14/00     1389.94   10519.84    4418.55
02/15/00     1402.05   10718.09    4420.77
02/16/00     1387.67   10561.41    4427.65
02/17/00     1388.25   10514.57    4548.92
02/18/00     1346.09   10219.52    4411.74
02/22/00     1352.17   10304.84    4382.12
02/23/00     1360.69   10225.73    4550.33
02/24/00     1353.43   10092.63    4617.65
02/25/00     1333.36   9862.12     4590.50
02/28/00     1348.05   10038.65    4577.85
02/29/00     1366.42   10128.31    4696.69
03/01/00     1379.19   10137.93    4784.08
03/02/00     1381.76   10164.92    4754.51
03/03/00     1409.17   10367.20    4914.79
03/06/00     1391.28   10170.50    4904.85
03/07/00     1355.62   9796.03     4847.84
03/08/00     1366.70   9856.53     4897.17
03/09/00     1401.69   10010.73    5046.86
03/10/00     1395.07   9928.82     5048.62
03/13/00     1383.62   9947.13     4907.24
03/14/00     1359.15   9811.24     4706.63
03/15/00     1392.14   10131.41    4582.62
03/16/00     1458.47   10630.60    4717.39
03/17/00     1464.47   10595.23    4798.13
03/20/00     1456.63   10680.24    4610.00
03/21/00     1493.87   10907.34    4711.68
03/22/00     1500.64   10866.70    4864.75
03/23/00     1527.35   11119.86    4940.61
03/24/00     1527.46   11112.72    4963.03
03/27/00     1523.86   11025.85    4958.56
03/28/00     1507.73   10936.11    4833.89
03/29/00     1508.52   11018.72    4644.67
03/30/00     1487.92   10980.25    4457.89
03/31/00     1498.58   10921.92    4572.83
04/03/00     1505.97   11221.93    4223.68
04/04/00     1494.73   11164.84    4148.89
04/05/00     1487.37   11033.92    4169.22
04/06/00     1501.34   11114.27    4267.56
04/07/00     1516.35   11111.48    4446.45
04/10/00     1504.46   11186.56    4188.20
04/11/00     1500.59   11287.08    4055.90
04/12/00     1467.17   11125.13    3769.63
04/13/00     1440.51   10923.55    3676.78
04/14/00     1356.56   10305.77    3321.29
04/17/00     1401.44   10582.51    3539.16
04/18/00     1441.61   10767.42    3793.57
04/19/00     1427.47   10674.96    3706.41
04/20/00     1434.54   10844.05    3643.88
04/24/00     1429.86   10906.10    3482.48
04/25/00     1477.44   11124.82    3711.23
04/26/00     1460.99   10945.50    3630.09
04/27/00     1464.92   10888.10    3774.03
04/28/00     1452.43   10733.91    3860.66
05/01/00     1468.25   10811.78    3958.08
05/02/00     1446.29   10731.12    3785.45
05/03/00     1415.10   10480.13    3707.31
05/04/00     1409.57   10412.49    3720.24
05/05/00     1432.63   10577.86    3816.82
05/08/00     1424.17   10603.63    3669.38
05/09/00     1412.14   10536.75    3585.01
05/10/00     1383.05   10367.78    3384.73
05/11/00     1407.81   10545.97    3499.58
05/12/00     1420.96   10609.37    3529.06
05/15/00     1452.36   10807.78    3607.65
05/16/00     1466.04   10934.57    3717.57
05/17/00     1447.80   10769.74    3644.96
05/18/00     1437.21   10777.28    3538.71
05/19/00     1406.95   10626.85    3390.40
05/22/00     1400.72   10542.55    3364.21
05/23/00     1373.86   10422.27    3164.55
05/24/00     1399.05   10535.35    3270.61
05/25/00     1381.52   10323.92    3205.35
05/26/00     1378.02   10299.24    3205.11
05/30/00     1422.45   10527.13    3459.48
05/31/00     1420.60   10522.33    3400.91
06/01/00     1448.81   10652.20    3582.50
06/02/00     1477.26   10794.76    3813.38
06/05/00     1467.63   10815.30    3821.76
06/06/00     1457.84   10735.57    3756.37
06/07/00     1471.36   10812.86    3839.26
06/08/00     1461.67   10668.72    3825.56
06/09/00     1456.95   10614.06    3874.84
06/12/00     1446.00   10564.21    3767.91
06/13/00     1469.44   10621.84    3851.06
06/14/00     1470.54   10687.95    3797.41
06/15/00     1478.73   10714.82    3845.74
06/16/00     1464.46   10449.30    3860.56
06/19/00     1486.00   10557.84    3989.83
06/20/00     1475.95   10435.16    4013.36
06/21/00     1479.13   10497.74    4064.01
06/22/00     1452.18   10376.12    3936.84
06/23/00     1441.48   10404.75    3845.34
06/26/00     1455.31   10542.99    3912.12
06/27/00     1450.55   10504.46    3858.96
06/28/00     1454.82   10527.79    3940.34
06/29/00     1442.39   10398.04    3877.23
06/30/00     1454.60   10447.89    3966.11
07/03/00     1469.54   10560.67    3991.93
07/05/00     1446.23   10483.60    3863.10
07/06/00     1456.67   10481.47    3960.57
07/07/00     1478.90   10635.98    4023.20
07/10/00     1475.62   10646.58    3980.29
07/11/00     1480.88   10727.19    3956.42
07/12/00     1492.92   10783.41    4099.59
07/13/00     1495.84   10788.71    4174.86
07/14/00     1509.98   10812.75    4246.18
07/17/00     1510.49   10804.27    4274.67
07/18/00     1493.74   10739.92    4177.17
07/19/00     1481.96   10696.08    4055.63
07/20/00     1495.57   10843.87    4184.56
07/21/00     1480.19   10733.56    4094.45
07/24/00     1464.29   10685.12    3981.57
07/25/00     1474.47   10699.97    4029.57
07/26/00     1452.42   10516.48    3987.72
07/27/00     1449.62   10586.13    3842.23
07/28/00     1419.89   10511.17    3663.00
07/31/00     1430.83   10521.98    3766.99
08/01/00     1438.10   10606.95    3685.52
08/02/00     1438.70   10687.53    3658.46
08/03/00     1452.56   10706.58    3759.88
08/04/00     1462.93   10767.75    3787.36
08/07/00     1479.32   10867.01    3862.99
08/08/00     1482.80   10976.89    3848.55
08/09/00     1472.87   10905.83    3853.50
08/10/00     1460.25   10908.76    3759.99
08/11/00     1471.84   11027.80    3789.47
08/14/00     1491.56   11176.14    3849.69
08/15/00     1484.43   11067.00    3851.66
08/16/00     1479.85   11008.39    3861.20
08/17/00     1496.07   11055.64    3940.87
08/18/00     1491.72   11046.48    3930.34
08/21/00     1499.48   11079.81    3953.15
08/22/00     1498.13   11139.15    3958.21
08/23/00     1505.97   11144.65    4011.01
08/24/00     1508.31   11182.74    4053.28
08/25/00     1506.45   11192.63    4042.68
08/28/00     1514.09   11252.84    4070.59
08/29/00     1509.84   11215.10    4082.17
08/30/00     1502.59   11103.01    4103.81
08/31/00     1517.68   11215.10    4206.35
09/01/00     1520.77   11238.78    4234.33
09/05/00     1507.08   11260.61    4143.18
09/06/00     1492.25   11310.64    4013.34
09/07/00     1502.51   11259.87    4098.35
09/08/00     1494.50   11220.65    3978.41
09/11/00     1489.26   11195.49    3896.35
09/12/00     1481.99   11233.23    3849.51
09/13/00     1484.91   11182.18    3893.89
09/14/00     1480.87   11087.47    3913.86
09/15/00     1465.81   10927.00    3835.23
09/18/00     1444.51   10808.52    3726.52
09/19/00     1459.90   10789.29    3865.64
09/20/00     1451.34   10687.92    3897.44
09/21/00     1449.05   10765.52    3828.87
09/22/00     1448.72   10847.37    3803.76
09/25/00     1439.03   10808.15    3741.22
09/26/00     1427.21   10631.32    3689.10
09/27/00     1426.57   10628.36    3656.30
09/28/00     1458.29   10824.06    3778.32
09/29/00     1436.51   10650.92    3672.82

% Change      +11.99%     +3.04%     +33.74%


Despite significant market volatility, the tech-heavy Nasdaq registered a strong gain and outperformed the blue chips of the Dow Jones Industrial Average (DJIA) and the broader S&P 500 during the year under review. Indexes do not include reinvested dividends.

As the Fed held interest rates steady through the summer, the markets seemed to stop worrying about interest rates and focused on the "three E's" -- energy, the euro and earnings. While soaring energy prices reaching decade-high levels so far have not affected inflation, they started hurting corporate profits by driving up costs and reducing consumer spending. The free-falling euro bit into the earnings of U.S. multinationals as they converted their European profits back into dollars, and it hampered sales of American goods, which became relatively more expensive in euro countries. Joint intervention by the world's largest economies to support the euro late in September proved to be disappointing. Worries about corporate earnings pushed stock markets down for most of September as investors shunned companies that warned of unfavorable profit reports.

For the year ended September 30, 2000, the Dow Jones(R) Industrial Average increased slightly by 3.04%, but the index was down 7.36% from the beginning of 2000 and 9.14% from its high on January 14. The Nasdaq Composite Index registered a substantial gain of 33.74% during the Fund's fiscal year, but was down 9.74% from the beginning of the calendar year and 27.25% from its high on March 10. A broader market measure, the Standard and Poor's 500(R) (S&P 500(R)) Composite Index was slightly less volatile with an 11.99% increase for the year under review, a calendar year-to-date increase of 2.23%, and a decline of only 5.95% from its high on March 24.(1)

U.S. bond markets experienced an upswing after a difficult year in 1999 and a tough start in the first quarter of 2000. Fed interest-rate increases negatively impacted bond prices during the first half of the period, but bonds performed better during the second half as rates declined. The yield on the 30-year Treasury bond fell from 6.06% on


(1.) Source: Standard and Poor's Micropal. The Dow Jones Industrial Average is a price-weighted index based on the average market price of 30 blue chip stocks. The Nasdaq Composite Index measures all Nasdaq domestic and non-U.S. based common stocks listed on the Nasdaq Stock Market(R). The Index is market-value weighted and includes over 4,400 companies (as of 9/30/00). The S&P 500 Composite Index consists of 500 domestic stocks, comprising four broad sectors: industrials, utilities, financials and transportation. The S&P 500 serves as the standard for measuring large-cap U.S. stock market performance. Since some industries are characterized by companies of relatively small stock capitalization, the index is not composed of the 500 largest U.S., publicly traded companies. Indexes are unmanaged and do not include reinvested dividends.

September 30, 1999, to 5.89% on September 30, 2000, after climbing to a high of 6.75% on January 20, 2000. Bond yields and prices move in an inverse relationship, so that as yields fall, the dollar value of bonds increase, meaning bond funds in general appreciated in value. The bond market was also bolstered by the U.S. Treasury Department's announcement in January 2000 that due to growing budget surpluses, it would cut back on issuance and buy back the remaining supply of 30-year bonds. This created a huge demand for long-term Treasuries and led to an inverted yield curve, where 30-year bond yields fell below those of intermediate- and short-term Treasuries. In mid-September, the yield curve shifted, when the 30-year bond yield moved higher than the 10-year note's yield, due to heavy issuance of new corporate bonds, a limited supply of 30-year Treasury bonds and the belief that the Fed was finished hiking interest rates.

Except for a 0.1% increase in March, the Conference Board's Index of leading U.S. economic indicators has been flat to declining since January.(2) This confirms that economic performance was less robust in the latter half of the reporting period. Looking forward, we anticipate continued growth but not at the breakneck pace set during the fourth quarter of 1999. If, as a result, the economy successfully accomplishes a desired soft landing, interest rate-sensitive and cyclical stocks, such as retail and consumer staples, may begin to experience less volatility.

Recent market volatility reinforces the importance of investing for the long term, so daily market fluctuations and short-term volatility have minimal impact on overall investment goals. We encourage you to discuss your financial goals with your investment representative, who can address concerns about volatility and help you diversify your investments and stay focused on the long term.

As always, we appreciate your support, welcome your questions and comments and look forward to serving your investment needs in the years ahead.

Sincerely,




/s/Charles B. Johnson
Charles B. Johnson
President
Franklin Custodian Funds, Inc.





(2.) Source: Conference Board Press Release, "U.S. Leading Economic Indicators Dip Slightly," 8/30/00; www.conference-board.org.

FRANKLIN DYNATECH FUND

[FUND CATEGORY PYRAMID GRAPHIC]

--------------------------------------------------------------------------------
Your Fund's Goal: Franklin DynaTech Fund seeks capital appreciation by investing primarily in companies emphasizing technological development.
--------------------------------------------------------------------------------

During the year under review, U.S. economic growth, as measured by real gross domestic product (GDP), peaked at a surprisingly strong 8.3% annualized growth rate during the final quarter of 1999, followed by slowing, more sustainable growth that averaged an annualized 5.2% over the first half of 2000.(1) The robust growth during the first half of this year was tempered somewhat by increased interest rates and higher energy costs. Despite the slowing growth trend, consumer confidence remained strong, unemployment hovered near 30-year lows, and technology continued to drive productivity increases.

Technology stocks posted remarkable performance figures during the first half of the reporting period, until the threat of inflation, increased interest rates and investor speculation took their toll on many of them. Since the technology correction during the spring, the sector's issues have been very volatile, and toward the end of third quarter 2000 many stocks were suffering under the weight of earnings warnings. In this challenging environment, Franklin DynaTech Fund - Class A shares produced a +25.57% cumulative total return for the 12 months ended September 30, 2000. By comparison, the Fund's benchmarks, the Standard & Poor's 500 (S&P 500) Composite Index and the Hambrecht & Quist (H&Q) Technology Index, posted 13.28% and 62.82% total returns during the same time.(2)


(1.) Source: Bureau of Economic Analysis, 9/28/00.

(2.) Cumulative total return measures the change in value of an investment, assuming reinvestment of any distributions, and does not include sales charges. Source for S&P 500: Standard & Poor's Micropal. The S&P 500 Composite Index consists of 500 domestic stocks, comprising four broad sectors: industrials, utilities, financials and transportation. The S&P 500 serves as the standard for measuring large-cap U.S. stock market performance. Since some industries are characterized by companies of relatively small stock capitalization, the index is not composed of the 500 largest U.S., publicly traded companies.

Source for H&Q Technology Index: Chase Hambrecht & Quist. The Hambrecht & Quist Technology Index is a market-capitalization weighted index composed of the publicly traded stocks of approximately 300 technology companies. "Technology" is broadly defined to include companies in electronics, services and related technology industries.

Indexes are unmanaged and include reinvested dividends. One cannot invest directly in an index.


The dollar value, number of shares or principal value, and complete legal titles of all portfolio holdings are listed in the Fund's Statement of Investments
(SOI). The SOI begins on page 44.

Corporate spending on technology, estimated to grow by more than 25% in 2000, fueled solid earnings growth for many companies in the sector.(3) Over the past five years, the technology sector of the S&P 500 Index has had an earnings growth rate more than twice that of the rest of the index (20% vs. 9%).(4) As growth in Internet traffic, e-commerce, wireless data, supply-chain management, and more robust software applications become increasingly important drivers of our economy, companies are likely to continue to spend on the latest information technology advancements to remain productive and competitive. Going forward, we expect technology spending to remain strong, although perhaps at more sustainable levels. Earnings growth for the average technology company in the S&P 500 is expected to be better than 60% from 1999-2000, while growth is expected to moderate to a healthier 30%+ growth rate into 2001.(5)

During the 12 months under review, we actively purchased stocks of several companies that fit our investment criteria -- leading companies that we believe offer long-term growth potential. Many of our new positions were from the technology sector, where the Fund held the majority of its equity investments on September 30, 2000. We added three holdings that focus on data storage and information management, an area that we feel holds excellent long-term prospects: EMC, McData, and Veritas Software. EMC, a leading provider of data storage solutions, is benefiting from the growth of information and the need for corporations to access, sift and use the vast quantities of data made available to them. McData, EMC's recent spin-off, focuses on providing director-level switches that act as the "backbone" of a relatively new, rapidly growing storage architecture known as storage area networks (SAN). Veritas Software, the leading provider of storage management software, is also benefiting from the growth of digital information. Other technology companies added to the portfolio included Cobalt Networks, which provides a new class of hardware known as server appliances; Nortel Networks, a leading optical subsystems producer; Speechworks, specializing in voice-recognition software; and Oracle, the world's leading provider of database software.


PORTFOLIO BREAKDOWN
Franklin DynaTech Fund
9/30/00

                                                                      % OF TOTAL
SECTOR                                                                NET ASSETS
--------------------------------------------------------------------------------
Packaged Software ...........................................              10.3%

Semiconductors ..............................................               6.0%

Telecommunications
Equipment ...................................................               4.8%

Computer Communications .....................................               3.9%

Computer Processing
Hardware ....................................................               3.9%

Biotechnology ...............................................               3.3%

Major Pharmaceuticals .......................................               3.1%

Electronic Equipment
& Instruments ...............................................               2.7%

Internet Software & Services ................................               2.6%

Communication ...............................................               2.0%

Computer Peripherals ........................................               1.3%

Electronics & Appliances ....................................               1.1%

Medical Specialties .........................................               1.1%

Electronic Production
Equipment ...................................................               0.7%

Aerospace & Defense .........................................               0.6%

Cable & Satellite TV ........................................               0.5%

Information Technology
Services ....................................................               0.5%

Media Conglomerates .........................................               0.5%

Other Sectors ...............................................               3.2%

Short-Term Investments
& Other Net Assets ..........................................              47.9%


(3.) Source: Primark Decision Economics Corp.

(4.) Source: Baseline.

(5.) Source: Baseline/First Call Corp.

TOP 10 HOLDINGS
Franklin DynaTech Fund
9/30/00

COMPANY                                                               % OF TOTAL
SECTOR                                                                NET ASSETS

Intel Corp. .......................................................        5.0%
Semiconductors

Check Point Software
Technologies Ltd. .................................................        3.4%
Packaged Software

Cisco Systems Inc. ................................................        3.3%
Computer Communications

i2 Technology .....................................................        3.2%
Packaged Software

Microsoft Corp. ...................................................        2.6%
Packaged Software

Genentech Inc. ....................................................        2.4%
Biotechnology

JDS Uniphase Corp. ................................................        2.0%
Electronic Equipment
& Instruments

Pfizer Inc. .......................................................        1.9%
Major Pharmaceuticals

Motorola Inc. .....................................................        1.7%
Telecommunications
Equipment

Inktomi Corp. .....................................................        1.3%
Internet Software & Services


Other portfolio additions during the reporting period included stocks of health technology and communications companies. For example, we added Aclara Biosciences, a leading manufacturer of microfluidic devices used in genetic/DNA analysis, and Sprint, whose assets include its wireless network and Internet backbone. We believe both areas represent growth industries with favorable long-term prospects.

We eliminated a few positions during the reporting period for a variety of reasons. Within the technology sector, we sold Marvell Technologies and Nuance Communications, two stocks purchased at their initial public offerings (IPOs, or a company's first public stock sale) which subsequently traded to what we assessed as extremely high valuations. In the communications sector, we sold our holdings in AT&T and Sprint PCS. AT&T was sold due to our uncertainty surrounding the company's long distance business, while we believed Sprint PCS appreciated to the point where it had become fully valued.

As you can see, we were very busy putting the Fund's cash reserves to work this year; however, as new money entered the Fund at a fast rate, our cash reserves remained substantial, at 47.9% of total net assets on September 30, 2000. The advantageous cash position should continue providing enough flexibility to add to existing positions and make new investments for your portfolio as we seek to take advantage of the market volatility which has been especially apparent in "new economy" stocks lately.

Looking forward, we believe the world will benefit further from advancements in technology, and that technology infrastructure and services spending, Internet usage, e-commerce, wireless communications and software development will continue to grow at a rapid pace. However, given the fact that valuations for many technology stocks remain high by historic standards, and that the rate of growth for these companies will continue to fluctuate, we expect ongoing market volatility.




/s/ Rupert H. Johnson, Jr.
Rupert H. Johnson, Jr.




/s/ Robert R. Dean, CFA
Robert R. Dean, CFA

Portfolio Management Team
Franklin DynaTech Fund




This discussion reflects our views, opinions and portfolio holdings as of September 30, 2000, the end of the reporting period. The information provided is not a complete analysis of every aspect of any country, industry, security or the Fund. Our strategies and the Fund's portfolio composition will change depending on market and economic conditions. Although historical performance is no guarantee of future results, these insights may help you understand our investment and management philosophy.

FRANKLIN DYNATECH FUND

CLASS A: Subject to the current, maximum 5.75% initial sales charge. Prior to 8/3/98, Fund shares were offered at a lower initial sales charge; thus actual total returns may differ. Effective 5/1/94, the Fund implemented a Rule 12b-1 plan, which affects subsequent performance.

CLASS B: Subject to no initial sales charge, but subject to a contingent deferred sales charge (CDSC) declining from 4% to 0% over six years. These shares have higher annual fees and expenses than Class A shares.

CLASS C: Subject to 1% initial sales charge and 1% CDSC for shares redeemed within 18 months of investment. These shares have higher annual fees and expenses than Class A shares.

PERFORMANCE SUMMARY AS OF 9/30/00

One-year and aggregate total returns represent the change in value of an investment for the period indicated and do not include sales charges. Distributions will vary based on earnings of the Fund's portfolio and any profits realized from the sale of the portfolio's securities, as well as the level of operating expenses for each class. Past distributions are not indicative of future trends. All total returns include reinvested distributions at net asset value.


CLASS A
One-Year Total Return              +25.57%
Net Asset Value (NAV)              $28.60 (9/30/00)       $23.11 (9/30/99)
Change in NAV                      +$5.49
Distributions (10/1/99 - 9/30/00)  Dividend Income        $0.3694


CLASS B
Aggregate Total Return             +1.46%
Net Asset Value (NAV)              $28.46 (9/30/00)       $28.05 (2/1/00)
Change in NAV                      +$0.41


CLASS C
One-Year Total Return              +24.65%
Net Asset Value (NAV)              $27.95 (9/30/00)       $22.64 (9/30/99)
Change in NAV                      +$5.31
Distributions (10/1/99 - 9/30/00)  Dividend Income        $0.2391


Past performance does not guarantee future results.

ADDITIONAL PERFORMANCE
AS OF 9/30/00


                                                                       INCEPTION
CLASS A                              1-YEAR      5-YEAR      10-YEAR    (1/1/68)
Cumulative Total Return(1)           +25.57%    +159.77%    +470.11%   +2623.72%

Average Annual Total Return(2)       +18.35%     +19.61%     +18.32%    +10.42%

Value of $10,000 Investment(3)      $11,835     $24,483     $53,755    $256,550



                                                                       INCEPTION
CLASS B                                                                 (2/1/00)
Cumulative Total Return(1)                                               +1.46%

Aggregate Total Return(2)                                                -2.54%

Value of $10,000 Investment(3)                                            $9,746



                                                                       INCEPTION
CLASS C                                      1-YEAR        3-YEAR      (9/16/96)
Cumulative Total Return(1)                   +24.65%       +65.58%       +128.27%

Average Annual Total Return(2)               +22.40%       +17.92%       +22.37%

Value of $10,000 Investment(3)              $12,240       $16,397        $22,596


(1.) Cumulative total return represents the change in value of an investment over the periods indicated and does not include sales charges.

(2.) Average annual total return represents the average annual change in value of an investment over the periods indicated and includes the current, applicable, maximum sales charge(s) for that class. Since Class B shares have existed for less than one year, aggregate total return for that class represents total return since inception, including the maximum sales charge.

(3.) These figures represent the value of a hypothetical $10,000 investment in the Fund over the periods indicated and include the current, applicable, maximum sales charge(s) for that class.



Since markets can go down as well as up, investment return and principal value will fluctuate with market conditions, and you may have a gain or loss when you sell your shares.



For updated performance figures, see "Prices and Performance" at franklintempleton.com, or call Franklin Templeton Investments at 1-800/342-5236.




Past performance does not guarantee future results.

FRANKLIN DYNATECH FUND



TOTAL RETURN INDEX COMPARISON
FOR HYPOTHETICAL $10,000 INVESTMENT

Total return represents the change in value of an investment over the periods shown. It includes the current, applicable, maximum sales charge(s), Fund expenses, account fees and reinvested distributions. The unmanaged indexes differ from the Fund in composition, do not pay management fees or expenses and include reinvested dividends.




AVERAGE ANNUAL TOTAL RETURN
9/30/00

CLASS A
1-Year                                                                   +18.35%

5-Year                                                                   +19.61%

10-Year                                                                  +18.32%

Since Inception (1/1/68)                                                 +10.42%


GRAPHIC MATERIAL (2)

This graph compares the performance of Franklin DynaTech Fund - Class A, as tracked by the growth in value of a $10,000 investment, to that of the S&P 500 and the Hambrecht & Quist Technology Index from 10/1/90-9/30/00.

DATE            FRANKLIN DYNATECH  S&P 500        H&Q TECHNOLOGY
                FUND - CLASS A                    INDEX
10/01/1990      $9,422             $10,000        $10,000
10/31/1990      $9,339             $9,957         $9,546
11/30/1990      $9,812             $10,600        $10,467
12/31/1990      $10,059            $10,896        $11,291
01/31/1991      $11,071            $11,371        $13,052
02/28/1991      $11,797            $12,184        $14,159
03/31/1991      $11,869            $12,479        $14,751
04/30/1991      $11,926            $12,509        $14,779
05/31/1991      $12,567            $13,048        $15,372
06/30/1991      $11,755            $12,450        $13,899
07/31/1991      $12,353            $13,031        $14,609
08/31/1991      $12,738            $13,339        $15,017
09/30/1991      $12,382            $13,117        $14,316
10/31/1991      $12,538            $13,292        $14,958
11/30/1991      $12,296            $12,757        $14,411
12/31/1991      $13,623            $14,216        $16,411
01/31/1992      $13,940            $13,952        $17,695
02/29/1992      $14,013            $14,132        $18,659
03/31/1992      $13,464            $13,856        $17,343
04/30/1992      $13,464            $14,263        $16,953
05/31/1992      $13,363            $14,333        $16,824
06/30/1992      $13,176            $14,120        $15,652
07/31/1992      $13,551            $14,697        $16,466
08/31/1992      $13,219            $14,396        $15,730
09/30/1992      $13,291            $14,564        $16,433
10/31/1992      $13,392            $14,614        $17,379
11/30/1992      $13,825            $15,111        $18,613
12/31/1992      $14,187            $15,297        $19,477
01/31/1993      $14,394            $15,425        $21,099
02/28/1993      $14,231            $15,635        $20,378
03/31/1993      $14,512            $15,965        $20,693
04/30/1993      $14,217            $15,578        $19,466
05/31/1993      $14,926            $15,994        $21,497
06/30/1993      $14,734            $16,041        $21,222
07/31/1993      $14,438            $15,977        $20,003
08/31/1993      $15,015            $16,582        $21,282
09/30/1993      $15,207            $16,454        $21,671
10/31/1993      $15,266            $16,795        $22,042
11/30/1993      $15,044            $16,636        $22,366
12/31/1993      $15,241            $16,837        $22,867
01/31/1994      $15,622            $17,409        $24,278
02/28/1994      $15,575            $16,937        $25,079
03/31/1994      $15,145            $16,199        $23,707
04/30/1994      $14,907            $16,406        $23,098
05/31/1994      $15,114            $16,675        $23,165
06/30/1994      $14,557            $16,267        $21,687
07/31/1994      $15,018            $16,800        $22,496
08/31/1994      $15,924            $17,489        $24,810
09/30/1994      $15,654            $17,063        $24,731
10/31/1994      $16,306            $17,446        $26,996
11/30/1994      $16,004            $16,811        $26,764
12/31/1994      $16,035            $17,060        $27,463
01/31/1995      $16,181            $17,502        $27,062
02/28/1995      $16,617            $18,185        $29,408
03/31/1995      $16,990            $18,721        $30,755
04/30/1995      $17,685            $19,271        $33,059
05/31/1995      $18,203            $20,042        $34,242
06/30/1995      $19,627            $20,507        $38,365
07/31/1995      $20,517            $21,188        $41,867
08/31/1995      $20,290            $21,241        $42,349
09/30/1995      $20,679            $22,137        $43,361
10/31/1995      $21,083            $22,058        $43,968
11/30/1995      $20,792            $23,026        $43,427
12/31/1995      $20,225            $23,471        $41,065
01/31/1996      $20,241            $24,269        $41,673
02/29/1996      $20,956            $24,494        $43,760
03/31/1996      $20,541            $24,729        $41,857
04/30/1996      $22,221            $25,093        $47,641
05/31/1996      $23,019            $25,740        $48,361
06/30/1996      $22,287            $25,838        $44,835
07/31/1996      $20,956            $24,696        $40,226
08/31/1996      $21,722            $25,217        $42,660
09/30/1996      $23,335            $26,637        $47,591
10/31/1996      $23,767            $27,372        $46,911
11/30/1996      $26,046            $29,441        $52,442
12/31/1996      $26,048            $28,858        $51,031
01/31/1997      $27,983            $30,662        $56,496
02/28/1997      $26,408            $30,901        $51,881
03/31/1997      $25,740            $29,631        $48,638
04/30/1997      $26,887            $31,400        $50,438
05/31/1997      $28,394            $33,312        $58,029
06/30/1997      $28,651            $34,805        $58,545
07/31/1997      $31,443            $37,575        $67,965
08/31/1997      $30,878            $35,471        $68,162
09/30/1997      $31,648            $37,415        $70,957
10/31/1997      $30,090            $36,165        $63,379
11/30/1997      $30,415            $37,840        $62,719
12/31/1997      $29,857            $38,491        $59,834
01/31/1998      $30,881            $38,918        $63,670
02/28/1998      $32,252            $41,724        $71,240
03/31/1998      $32,399            $43,860        $72,444
04/30/1998      $33,020            $44,303        $75,262
05/31/1998      $31,850            $43,541        $69,768
06/30/1998      $33,404            $45,309        $74,163
07/31/1998      $33,569            $44,824        $73,229
08/31/1998      $30,497            $38,342        $57,594
09/30/1998      $32,618            $40,800        $65,928
10/31/1998      $33,514            $44,117        $71,486
11/30/1998      $35,580            $46,791        $79,986
12/31/1998      $38,021            $49,486        $93,064
01/31/1999      $40,982            $51,554        $105,795
02/28/1999      $39,094            $49,951        $94,073
03/31/1999      $40,371            $51,949        $101,354
04/30/1999      $40,482            $53,960        $105,175
05/31/1999      $39,816            $52,686        $106,616
06/30/1999      $41,852            $55,610        $120,028
07/31/1999      $41,815            $53,875        $118,384
08/31/1999      $42,981            $53,606        $124,149
09/30/1999      $42,778            $52,137        $126,979
10/31/1999      $44,518            $55,437        $140,300
11/30/1999      $47,146            $56,563        $164,010
12/31/1999      $52,159            $59,894        $207,834
01/31/2000      $52,685            $56,887        $198,835
02/29/2000      $57,324            $55,812        $254,150
03/31/2000      $57,906            $61,271        $234,454
04/30/2000      $54,770            $59,426        $209,133
05/31/2000      $52,140            $58,208        $183,870
06/30/2000      $55,352            $59,640        $210,567
07/31/2000      $54,375            $58,710        $197,091
08/31/2000      $58,320            $62,356        $231,818
09/30/2000      $53,755            $59,063        $206,713


AGGREGATE TOTAL RETURN
9/30/00

CLASS B
Since Inception (2/1/00)                                                  -2.54%

GRAPHIC MATERIAL (3)

This graph compares the performance of Franklin DynaTech Fund - Class B, as tracked by the growth in value of a $10,000 investment, to that of the S&P 500 and the Hambrecht & Quist Technology Index from 2/1/00-9/30/00.

DATE            FRANKLIN DYNATECH  S&P 500        H&Q TECHNOLOGY
                FUND - CLASS B                    INDEX
02/01/2000      $10,000            $10,000        $10,000
02/29/2000      $10,870            $9,811         $12,782
03/31/2000      $10,973            $10,771        $11,791
04/30/2000      $10,374            $10,446        $10,518
05/31/2000      $9,868             $10,232        $9,247
06/30/2000      $10,471            $10,484        $10,590
07/31/2000      $10,278            $10,320        $9,912
08/31/2000      $11,020            $10,961        $11,659
09/30/2000      $9,746             $10,382        $10,396


              Past performance does not guarantee future results.

GRAPHIC MATERIAL (4)

This graph compares the performance of Franklin DynaTech Fund - Class C, as tracked by the growth in value of a $10,000 investment, to that of the S&P 500 and the Hambrecht & Quist Technology Index from 9/16/96-9/30/00.

DATE            FRANKLIN DYNATECH  S&P 500        H&Q TECHNOLOGY
                FUND - CLASS C                    INDEX
09/16/1996      $9,899             $10,000        $10,000
09/30/1996      $10,159            $10,263        $10,539
10/31/1996      $10,333            $10,546        $10,388
11/30/1996      $11,318            $11,344        $11,613
12/31/1996      $11,312            $11,119        $11,301
01/31/1997      $12,155            $11,814        $12,511
02/28/1997      $11,461            $11,906        $11,489
03/31/1997      $11,163            $11,417        $10,771
04/30/1997      $11,648            $12,098        $11,169
05/31/1997      $12,289            $12,835        $12,850
06/30/1997      $12,386            $13,410        $12,965
07/31/1997      $13,587            $14,478        $15,051
08/31/1997      $13,326            $13,667        $15,094
09/30/1997      $13,646            $14,416        $15,713
10/31/1997      $12,968            $13,934        $14,035
11/30/1997      $13,095            $14,579        $13,889
12/31/1997      $12,843            $14,830        $13,250
01/31/1998      $13,256            $14,995        $14,099
02/28/1998      $13,836            $16,076        $15,776
03/31/1998      $13,892            $16,899        $16,043
04/30/1998      $14,154            $17,070        $16,667
05/31/1998      $13,638            $16,776        $15,450
06/30/1998      $14,297            $17,457        $16,423
07/31/1998      $14,352            $17,270        $16,216
08/31/1998      $13,034            $14,773        $12,754
09/30/1998      $13,923            $15,720        $14,600
10/31/1998      $14,297            $16,998        $15,830
11/30/1998      $15,170            $18,028        $17,713
12/31/1998      $16,198            $19,067        $20,609
01/31/1999      $17,447            $19,864        $23,428
02/28/1999      $16,638            $19,246        $20,832
03/31/1999      $17,167            $20,016        $22,445
04/30/1999      $17,207            $20,790        $23,291
05/31/1999      $16,919            $20,300        $23,610
06/30/1999      $17,767            $21,426        $26,580
07/31/1999      $17,743            $20,758        $26,216
08/31/1999      $18,224            $20,654        $27,492
09/30/1999      $18,128            $20,088        $28,119
10/31/1999      $18,848            $21,360        $31,069
11/30/1999      $19,953            $21,793        $36,320
12/31/1999      $22,062            $23,077        $46,024
01/31/2000      $22,272            $21,918        $44,031
02/29/2000      $24,221            $21,504        $56,281
03/31/2000      $24,447            $23,607        $51,919
04/30/2000      $23,113            $22,897        $46,312
05/31/2000      $21,981            $22,427        $40,717
06/30/2000      $23,331            $22,979        $46,630
07/31/2000      $22,903            $22,620        $43,645
08/31/2000      $24,544            $24,025        $51,336
09/30/2000      $22,596            $22,757        $45,776



AVERAGE ANNUAL TOTAL RETURN
9/30/00

CLASS C
1-Year                                                                   +22.40%

3-Year                                                                   +17.92%

Since Inception (9/16/96)                                                +22.37%



*Source: Standard & Poor's Micropal. The S&P 500 Composite Index consists of 500 domestic stocks, comprising four broad sectors: industrials, utilities, financials and transportation. The S&P 500 serves as the standard for measuring large-cap U.S. stock market performance. Since some industries are characterized by companies of relatively small stock capitalization, the index is not composed of the 500 largest U.S., publicly traded companies.

**Source: Chase Hambrecht & Quist. The Hambrecht & Quist Technology Index is a market-capitalization weighted index composed of the publicly traded stocks of approximately 300 technology companies. "Technology" is broadly defined to include companies in electronics, services and related technology industries.

Past performance does not guarantee future results.

                              FRANKLIN GROWTH FUND

[FUND CATEGORY PYRAMID GRAPHIC]

PORTFOLIO BREAKDOWN
Franklin Growth Fund
9/30/00

                                                                      % OF TOTAL
SECTOR                                                                NET ASSETS
--------------------------------------------------------------------------------
Electronic Technology                                                      20.9%

Health Technology                                                          19.0%

Producer Manufacturing                                                     10.2%

Transportation                                                              8.0%

Consumer Services                                                           4.9%

Technology Services                                                         4.8%

Process Industries                                                          4.7%

Commercial Services                                                         3.4%

Consumer Non-Durables                                                       1.9%

Utilities                                                                   1.7%

Energy Minerals                                                             1.5%

Industrial Services                                                         1.4%

Consumer Durables                                                           1.4%

Health Services                                                             1.0%

Retail Trade                                                                0.3%

Finance                                                                     0.1%

Short-Term Investments
& Other Net Assets                                                         14.8%




--------------------------------------------------------------------------------
Your Fund's Goal: Franklin Growth Fund seeks capital appreciation by investing primarily in common stocks or convertible securities believed to offer favorable possibilities for capital appreciation.
--------------------------------------------------------------------------------

During the year under review, the U.S. continued to experience strong economic growth. For example, first quarter 2000 annualized gross domestic product (GDP) increased 4.8%, while GDP rose a vigorous 5.6% in the second quarter. Unemployment fell from 4.2% to 3.9%, while inflation, as measured by the Consumer Price Index, increased from 2.6% to 3.5% with U.S. crude oil prices up more than 25%. Given these conditions, the Federal Open Market Committee (FOMC) raised the federal funds target rate four times during the reporting period, with the last increase occurring in May, when they brought it to 6.5%. The FOMC's decision to hold short-term rates steady at their June and August meetings, combined with slower GDP growth in the third quarter of 2000, suggested that the economy could be feeling the impact of the rate increases and slowing to a more sustainable pace. Within this environment, Franklin Growth Fund's Class A shares posted a +13.53% one-year cumulative total return for the period ended September 30, 2000, as shown in the Performance Summary on page 14, compared with 4.40% for the Dow Jones Industrial Average (the Dow) and 13.28% for the Standard & Poor's 500 (S&P 500) Composite Index.(1)

Despite the steadily advancing economic climate, the average stock was not nearly as strong. Equity markets continued what began in early 1998 -- fewer strongly performing stocks and more stocks declining in value. In our estimation, many stocks' prices became more reasonable during the reporting period, rekindling our interest in the markets. During the year under review, the Fund's equity holdings increased from about 69% of total net assets at the beginning of the period to approximately 85% at the end.

During the period, we attempted to take advantage of what we viewed as exceptional value in several market sectors, and we initiated or added to several positions. New to


(1.) Indexes are unmanaged and include reinvested dividends. One cannot invest directly in an index.


The dollar value, number of shares or principal value, and complete legal titles of all portfolio holdings are listed in the Fund's Statement of Investments
(SOI). The SOI begins on page 50.

the Fund are General Dynamics, Northrop Grumman, Robert Half International and Tootsie Roll. We also added to existing Fund holdings AMR, Boeing, Lockheed-Martin and Raytheon, among others.

Declining sector strength characterized the overall equity markets during the 12 months under review. Therefore, we did not significantly change the Fund's sector allocations. We maintained significant weightings in technology-related companies, as they presented attractive investment opportunities, but such companies face special risks. It is important to note that technology company securities historically have been more volatile than other securities, especially over the short term. However, the Fund had a number of outstanding individual stock performers. Some of the Fund's largest percentage gainers for the year under review were Immunex (200%), Sun Microsystems (151%), Anadarko Petroleum (118%) and Cisco Systems (61%).

By the end of September 2000, the price-to-earnings ratios of the Dow, S&P 500 and S&P Industrials were 21.22, 28.64 and 31.87, respectively. Although the indexes were still close to historical highs, each of these ratios is lower than it was a year earlier. Thus, many stocks seemed reasonably priced, with some of them outright cheap. Looking forward, we are optimistic about Franklin Growth Fund's prospects. Our long-term investment outlook is always positive. Although the past few months of the period were not particularly strong ones, such times create opportunities, and we have been in position to try to take advantage of them. Thinking in terms of the big picture -- an improving world market and increasing productivity -- one cannot help but be very optimistic about the future.




/s/ V. Jerry Palmieri
V. Jerry Palmieri
Portfolio Manager
Franklin Growth Fund





TOP 10 HOLDINGS
Franklin Growth Fund
9/30/00

COMPANY                                                               % OF TOTAL
SECTOR                                                                NET ASSETS
--------------------------------------------------------------------------------
Sun Microsystems Inc.                                                       3.6%
Electronic Technology

Pfizer Inc.                                                                 3.3%
Health Technology

Schering-Plough Corp.                                                       3.2%
Health Technology

Tyco International Ltd.                                                     2.9%
Producer Manufacturing

Cisco Systems Inc.                                                          2.9%
Electronic Technology

Time Warner Inc.                                                            2.7%
Consumer Services

Computer Sciences Corp.                                                     2.6%
Technology Services

International Business
Machines Corp.                                                              2.4%
Electronic Technology

Amgen Inc.                                                                  2.2%
Health Technology

Automatic Data
Processing Inc.                                                             2.1%
Technology Services





This discussion reflects our views, opinions and portfolio holdings as of September 30, 2000, the end of the reporting period. The information provided is not a complete analysis of every aspect of any country, industry, security or the Fund. Our strategies and the Fund's portfolio composition will change depending on market and economic conditions. Although historical performance is no guarantee of future results, these insights may help you understand our investment and management philosophy.

FRANKLIN GROWTH FUND


PERFORMANCE SUMMARY AS OF 9/30/00

One-year total return represents the change in value of an investment for the period indicated and does not include sales charges. Distributions will vary based on earnings of the Fund's portfolio and any profits realized from the sale of the portfolio's securities, as well as the level of operating expenses for each class. Past distributions are not indicative of future trends. All total returns include reinvested distributions at net asset value.



CLASS A: Subject to the current, maximum 5.75% initial sales charge. Prior to 8/3/98, Fund shares were offered at a lower initial sales charge; thus actual total returns may differ. Effective 5/1/94, the Fund implemented a Rule 12b-1 plan, which affects subsequent performance.

CLASS B: Subject to no initial sales charge, but subject to a contingent deferred sales charge (CDSC) declining from 4% to 0% over six years. These shares have higher annual fees and expenses than Class A shares.

CLASS C: Subject to 1% initial sales charge and 1% CDSC for shares redeemed within 18 months of investment. These shares have higher annual fees and expenses than Class A shares.

ADVISOR CLASS: No initial sales charge or Rule 12b-1 fees and are available to a limited class of investors.


CLASS A
One-Year Total Return                 +13.53%
Net Asset Value (NAV)                 $36.91 (9/30/00)          $33.21 (9/30/99)
Change in NAV                         +$3.70
Distributions (10/1/99 - 9/30/00)     Dividend Income           $0.4543
                                      Long-Term Capital Gain    $0.2637
                                      ---------------------------------
                                      Total                     $0.7180

CLASS B
One-Year Total Return                 +12.68%
Net Asset Value (NAV)                 $36.54 (9/30/00)          $33.03 (9/30/99)
Change in NAV                         +$3.51
Distributions (10/1/99 - 9/30/00)     Dividend Income           $0.3521
                                      Long-Term Capital Gain    $0.2637
                                      ---------------------------------
                                      Total                     $0.6158

CLASS C
One-Year Total Return                 +12.71%
Net Asset Value (NAV)                 $36.19 (9/30/00)          $32.58 (9/30/99)
Change in NAV                         +$3.61
Distributions (10/1/99 - 9/30/00)     Dividend Income           $0.2189
                                      Long-Term Capital Gain    $0.2637
                                      ---------------------------------
                                      Total                     $0.4826

ADVISOR CLASS
One-Year Total Return                 +13.84%
Net Asset Value (NAV)                 $36.99 (9/30/00)          $33.27 (9/30/99)
Change in NAV                         +$3.72
Distributions (10/1/99 - 9/30/00)     Dividend Income           $0.5340
                                      Long-Term Capital Gain    $0.2637
                                      ---------------------------------
                                      Total                     $0.7977


Franklin Growth Fund paid distributions derived from long-term capital gains of
26.37 cents ($0.2637) per share in December 1999. The Fund hereby designates such distributions as capital gain dividends per Internal Revenue Code Section 852 (b)(3).





Past performance does not guarantee future results.

ADDITIONAL PERFORMANCE
AS OF 9/30/00

                                                                       INCEPTION
CLASS A                             1-YEAR     5-YEAR      10-YEAR      (3/31/48)
--------------------------------------------------------------------------------
Cumulative Total Return(1)         +13.53%    +110.65%    +329.40%    +28,981.19%

Average Annual Total Return(2)      +6.99%     +14.70%     +15.01%        +11.29%

Value of $10,000 Investment(3)    $10,699     $19,856     $40,479     $2,744,283



                                                                       INCEPTION
CLASS B                                                 1-YEAR          (1/1/99)
--------------------------------------------------------------------------------
Cumulative Total Return(1)                              +12.68%          +18.34%

Average Annual Total Return(2)                           +8.68%           +7.97%

Value of $10,000 Investment(3)                         $10,868          $11,434



                                                                       INCEPTION
CLASS C                                       1-YEAR        5-YEAR      (5/1/95)
--------------------------------------------------------------------------------
Cumulative Total Return(1)                    +12.71%      +102.83%      +132.69%

Average Annual Total Return(2)                +10.59%       +14.96%       +16.65%

Value of $10,000 Investment(3)               $11,059       $20,076       $23,036



                                                                       INCEPTION
ADVISOR CLASS(4)                   1-YEAR       5-YEAR     10-YEAR     (3/31/48)
--------------------------------------------------------------------------------
Cumulative Total Return(1)         +13.84%    +114.24%    +336.71%    +29,475.68%

Average Annual Total Return(2)     +13.84%     +16.46%     +15.88%        +11.45%

Value of $10,000 Investment(3)    $11,384     $21,424     $43,671     $2,957,568



(1.) Cumulative total return represents the change in value of an investment over the periods indicated and does not include sales charges.

(2.) Average annual total return represents the average annual change in value of an investment over the periods indicated and includes the current, applicable, maximum sales charge(s) for that class.

(3.) These figures represent the value of a hypothetical $10,000 investment in the Fund over the periods indicated and include the current, applicable, maximum sales charge(s) for that class.

(4.) Effective 1/2/97, the Fund began offering Advisor Class shares, which do not have sales charges nor Rule 12b-1 plans. Performance quotations for this class reflect the following methods of calculation: (a) For periods prior to 1/2/97, a restated figure is used based upon the Fund's Class A performance, excluding the effect of Class A's maximum initial sales charge and including the effect of the Class A Rule 12b-1 fees; and (b) for periods after 1/1/97, an actual Advisor Class figure is used reflecting a deduction of all charges and fees applicable to that class. Since 1/2/97 (commencement of sales), the cumulative and average annual total returns of Advisor Class shares were +71.39% and +15.46%.



Since markets can go down as well as up, investment return and principal value will fluctuate with market conditions, and you may have a gain or loss when you sell your shares.


For updated performance figures, see "Prices and Performance" at franklintempleton.com, or call Franklin Templeton Investments at 1-800/342-5236.


Past performance does not guarantee future results.

FRANKLIN GROWTH FUND


TOTAL RETURN INDEX COMPARISON
FOR HYPOTHETICAL $10,000 INVESTMENT

Total return represents the change in value of an investment over the periods shown. It includes the current, applicable, maximum sales charge(s), Fund expenses, account fees and reinvested distributions. The unmanaged index differs from the Fund in composition, does not pay management fees or expenses and includes reinvested dividends. One cannot invest directly in an index.


AVERAGE ANNUAL TOTAL RETURN
9/30/00

CLASS A
--------------------------------------------------------------------------------
1-Year                                                                   +6.99%

5-Year                                                                   +14.70%

10-Year                                                                  +15.01%

Since Inception (3/31/48)                                                +11.29%


GRAPHIC MATERIAL (5)

This graph compares the performance of Franklin Growth Fund - Class A, as tracked by the growth in value of a $10,000 investment, to that of the S&P 500 from 10/1/90-9/30/00.

DATE                             S&P 500
----            FRANKLIN GROWTH  -------
                FUND - CLASS A
                --------------
10/01/1990      $9,427           $10,000
10/31/1990      $9,427           $9,957
11/30/1990      $9,982           $10,600
12/31/1990      $10,342          $10,896
01/31/1991      $10,947          $11,371
02/28/1991      $11,705          $12,184
03/31/1991      $11,804          $12,479
04/30/1991      $11,868          $12,509
05/31/1991      $12,301          $13,048
06/30/1991      $11,777          $12,450
07/31/1991      $12,183          $13,031
08/31/1991      $12,346          $13,339
09/30/1991      $12,138          $13,117
10/31/1991      $12,400          $13,292
11/30/1991      $11,985          $12,757
12/31/1991      $13,109          $14,216
01/31/1992      $12,978          $13,952
02/29/1992      $13,203          $14,132
03/31/1992      $12,875          $13,856
04/30/1992      $12,931          $14,263
05/31/1992      $12,856          $14,333
06/30/1992      $12,593          $14,120
07/31/1992      $12,903          $14,697
08/31/1992      $12,622          $14,396
09/30/1992      $12,847          $14,564
10/31/1992      $13,006          $14,614
11/30/1992      $13,315          $15,111
12/31/1992      $13,493          $15,297
01/31/1993      $13,349          $15,425
02/28/1993      $13,168          $15,635
03/31/1993      $13,369          $15,965
04/30/1993      $13,407          $15,578
05/31/1993      $13,741          $15,994
06/30/1993      $13,455          $16,041
07/31/1993      $13,292          $15,977
08/31/1993      $13,751          $16,582
09/30/1993      $13,607          $16,454
10/31/1993      $14,027          $16,795
11/30/1993      $14,056          $16,636
12/31/1993      $14,451          $16,837
01/31/1994      $14,657          $17,409
02/28/1994      $14,216          $16,937
03/31/1994      $13,511          $16,199
04/30/1994      $13,795          $16,406
05/31/1994      $14,030          $16,675
06/30/1994      $13,922          $16,267
07/31/1994      $14,314          $16,800
08/31/1994      $15,049          $17,489
09/30/1994      $14,657          $17,063
10/31/1994      $14,961          $17,446
11/30/1994      $14,569          $16,811
12/31/1994      $14,873          $17,060
01/31/1995      $15,101          $17,502
02/28/1995      $15,716          $18,185
03/31/1995      $16,271          $18,721
04/30/1995      $16,737          $19,271
05/31/1995      $17,104          $20,042
06/30/1995      $17,768          $20,507
07/31/1995      $18,651          $21,188
08/31/1995      $18,621          $21,241
09/30/1995      $19,216          $22,137
10/31/1995      $19,325          $22,058
11/30/1995      $20,416          $23,026
12/31/1995      $20,585          $23,471
01/31/1996      $21,179          $24,269
02/29/1996      $21,632          $24,494
03/31/1996      $21,713          $24,729
04/30/1996      $22,156          $25,093
05/31/1996      $22,579          $25,740
06/30/1996      $22,418          $25,838
07/31/1996      $21,260          $24,696
08/31/1996      $21,854          $25,217
09/30/1996      $23,002          $26,637
10/31/1996      $23,062          $27,372
11/30/1996      $24,513          $29,441
12/31/1996      $24,019          $28,858
01/31/1997      $24,624          $30,662
02/28/1997      $24,675          $30,901
03/31/1997      $24,060          $29,631
04/30/1997      $24,921          $31,400
05/31/1997      $26,295          $33,312
06/30/1997      $26,787          $34,805
07/31/1997      $27,853          $37,575
08/31/1997      $26,921          $35,471
09/30/1997      $27,771          $37,415
10/31/1997      $27,536          $36,165
11/30/1997      $28,161          $37,840
12/31/1997      $28,488          $38,491
01/31/1998      $28,782          $38,918
02/28/1998      $29,992          $41,724
03/31/1998      $30,644          $43,860
04/30/1998      $31,054          $44,303
05/31/1998      $30,612          $43,541
06/30/1998      $31,191          $45,309
07/31/1998      $31,075          $44,824
08/31/1998      $28,456          $38,342
09/30/1998      $30,055          $40,800
10/31/1998      $31,906          $44,117
11/30/1998      $33,052          $46,791
12/31/1998      $33,765          $49,486
01/31/1999      $34,355          $51,554
02/28/1999      $33,990          $49,951
03/31/1999      $34,913          $51,949
04/30/1999      $36,051          $53,960
05/31/1999      $35,611          $52,686
06/30/1999      $37,103          $55,610
07/31/1999      $36,502          $53,875
08/31/1999      $36,653          $53,606
09/30/1999      $35,654          $52,137
10/31/1999      $36,234          $55,437
11/30/1999      $36,695          $56,563
12/31/1999      $37,880          $59,894
01/31/2000      $37,562          $56,887
02/29/2000      $36,684          $55,812
03/31/2000      $39,876          $61,271
04/30/2000      $40,347          $59,426
05/31/2000      $40,512          $58,208
06/30/2000      $41,082          $59,640
07/31/2000      $40,446          $58,710
08/31/2000      $42,223          $62,356
09/30/2000      $40,479          $59,063

AVERAGE ANNUAL TOTAL RETURN
9/30/00

CLASS B
--------------------------------------------------------------------------------
1-Year                                                                    +8.68%

Since Inception (1/1/99)                                                  +7.97%

GRAPHIC MATERIAL (6)

This graph compares the performance of Franklin Growth Fund - Class B, as tracked by the growth in value of a $10,000 investment, to that of the S&P 500 from 1/1/99-9/30/00.

DATE                             S&P 500
----            FRANKLIN GROWTH  -------
                FUND - CLASS B
                --------------
01/01/1999      $10,000          $10,000
01/30/1999      $10,172          $10,418
02/28/1999      $10,057          $10,094
03/31/1999      $10,324          $10,498
04/30/1999      $10,655          $10,904
05/31/1999      $10,515          $10,647
06/30/1999      $10,951          $11,238
07/31/1999      $10,766          $10,887
08/31/1999      $10,804          $10,833
09/30/1999      $10,502          $10,536
10/31/1999      $10,668          $11,203
11/30/1999      $10,792          $11,430
12/31/1999      $11,134          $12,103
01/31/2000      $11,031          $11,496
02/29/2000      $10,771          $11,278
03/31/2000      $11,698          $12,381
04/30/2000      $11,831          $12,009
05/31/2000      $11,873          $11,763
06/30/2000      $12,031          $12,052
07/31/2000      $11,837          $11,864
08/31/2000      $12,352          $12,601
09/30/2000      $11,434          $11,935


              Past performance does not guarantee future results.

GRAPHIC MATERIAL (7)

This graph compares the performance of Franklin Growth Fund - Class C, as tracked by the growth in value of a $10,000 investment, to that of the S&P 500 from 5/1/95-9/30/00.

                FRANKLIN GROWTH
DATE            FUND - CLASS C   S&P 500
----            ---------------  -------
05/01/1995      $9,900           $10,000
05/31/1995      $10,135          $10,400
06/30/1995      $10,517          $10,641
07/31/1995      $11,040          $10,995
08/31/1995      $11,011          $11,022
09/30/1995      $11,357          $11,487
10/31/1995      $11,410          $11,446
11/30/1995      $12,051          $11,948
12/31/1995      $12,142          $12,179
01/31/1996      $12,482          $12,593
02/29/1996      $12,744          $12,710
03/31/1996      $12,786          $12,832
04/30/1996      $13,037          $13,021
05/31/1996      $13,281          $13,357
06/30/1996      $13,180          $13,407
07/31/1996      $12,488          $12,815
08/31/1996      $12,828          $13,085
09/30/1996      $13,496          $13,822
10/31/1996      $13,526          $14,203
11/30/1996      $14,367          $15,277
12/31/1996      $14,068          $14,975
01/31/1997      $14,407          $15,911
02/28/1997      $14,431          $16,035
03/31/1997      $14,061          $15,376
04/30/1997      $14,558          $16,294
05/31/1997      $15,351          $17,286
06/30/1997      $15,624          $18,060
07/31/1997      $16,242          $19,498
08/31/1997      $15,678          $18,406
09/30/1997      $16,169          $19,415
10/31/1997      $16,024          $18,766
11/30/1997      $16,375          $19,635
12/31/1997      $16,554          $19,973
01/31/1998      $16,715          $20,195
02/28/1998      $17,407          $21,651
03/31/1998      $17,771          $22,759
04/30/1998      $18,000          $22,989
05/31/1998      $17,734          $22,594
06/30/1998      $18,055          $23,511
07/31/1998      $17,975          $23,259
08/31/1998      $16,455          $19,896
09/30/1998      $17,363          $21,171
10/31/1998      $18,426          $22,893
11/30/1998      $19,068          $24,280
12/31/1998      $19,473          $25,678
01/31/1999      $19,799          $26,752
02/28/1999      $19,573          $25,920
03/31/1999      $20,087          $26,956
04/30/1999      $20,734          $28,000
05/31/1999      $20,470          $27,339
06/30/1999      $21,317          $28,856
07/31/1999      $20,953          $27,956
08/31/1999      $21,028          $27,816
09/30/1999      $20,439          $27,054
10/31/1999      $20,759          $28,766
11/30/1999      $21,010          $29,350
12/31/1999      $21,680          $31,079
01/31/2000      $21,477          $29,519
02/29/2000      $20,967          $28,961
03/31/2000      $22,775          $31,794
04/30/2000      $23,023          $30,837
05/31/2000      $23,106          $30,204
06/30/2000      $23,418          $30,947
07/31/2000      $23,043          $30,465
08/31/2000      $24,042          $32,356
09/30/2000      $23,036          $30,648



AVERAGE ANNUAL TOTAL RETURN
9/30/00

CLASS C
--------------------------------------------------------------------------------
1-Year                                                                   +10.59%

5-Year                                                                   +14.96%

Since Inception (5/1/95)                                                 +16.65%

GRAPHIC MATERIAL (8)

This graph compares the performance of Franklin Growth Fund - Advisor Class, tracking the growth in value of a $10,000 investment, to that of the S&P 500 from 10/1/90-9/30/00.


                FRANKLIN GROWTH
                FUND - ADVISOR
DATE            CLASS               S&P 500
----            ---------------     -------
10/01/1990      $10,000             $10,000
10/31/1990      $10,000             $9,957
11/30/1990      $10,589             $10,600
12/31/1990      $10,971             $10,896
01/31/1991      $11,613             $11,371
02/28/1991      $12,412             $12,184
03/31/1991      $12,517             $12,479
04/30/1991      $12,589             $12,509
05/31/1991      $13,049             $13,048
06/30/1991      $12,489             $12,450
07/31/1991      $12,924             $13,031
08/31/1991      $13,097             $13,339
09/30/1991      $12,876             $13,117
10/31/1991      $13,154             $13,292
11/30/1991      $12,714             $12,757
12/31/1991      $13,902             $14,216
01/31/1992      $13,767             $13,952
02/29/1992      $14,006             $14,132
03/31/1992      $13,658             $13,856
04/30/1992      $13,718             $14,263
05/31/1992      $13,638             $14,333
06/30/1992      $13,359             $14,120
07/31/1992      $13,688             $14,697
08/31/1992      $13,389             $14,396
09/30/1992      $13,628             $14,564
10/31/1992      $13,797             $14,614
11/30/1992      $14,125             $15,111
12/31/1992      $14,313             $15,297
01/31/1993      $14,162             $15,425
02/28/1993      $13,969             $15,635
03/31/1993      $14,182             $15,965
04/30/1993      $14,222             $15,578
05/31/1993      $14,577             $15,994
06/30/1993      $14,273             $16,041
07/31/1993      $14,101             $15,977
08/31/1993      $14,587             $16,582
09/30/1993      $14,435             $16,454
10/31/1993      $14,881             $16,795
11/30/1993      $14,911             $16,636
12/31/1993      $15,330             $16,837
01/31/1994      $15,548             $17,409
02/28/1994      $15,081             $16,937
03/31/1994      $14,332             $16,199
04/30/1994      $14,634             $16,406
05/31/1994      $14,883             $16,675
06/30/1994      $14,769             $16,267
07/31/1994      $15,185             $16,800
08/31/1994      $15,964             $17,489
09/30/1994      $15,548             $17,063
10/31/1994      $15,871             $17,446
11/30/1994      $15,455             $16,811
12/31/1994      $15,778             $17,060
01/31/1995      $16,020             $17,502
02/28/1995      $16,672             $18,185
03/31/1995      $17,261             $18,721
04/30/1995      $17,755             $19,271
05/31/1995      $18,144             $20,042
06/30/1995      $18,849             $20,507
07/31/1995      $19,785             $21,188
08/31/1995      $19,754             $21,241
09/30/1995      $20,385             $22,137
10/31/1995      $20,501             $22,058
11/30/1995      $21,658             $23,026
12/31/1995      $21,837             $23,471
01/31/1996      $22,467             $24,269
02/29/1996      $22,948             $24,494
03/31/1996      $23,034             $24,729
04/30/1996      $23,504             $25,093
05/31/1996      $23,952             $25,740
06/30/1996      $23,782             $25,838
07/31/1996      $22,553             $24,696
08/31/1996      $23,183             $25,217
09/30/1996      $24,401             $26,637
10/31/1996      $24,465             $27,372
11/30/1996      $26,004             $29,441
12/31/1996      $25,480             $28,858
01/31/1997      $26,122             $30,662
02/28/1997      $26,187             $30,901
03/31/1997      $25,546             $29,631
04/30/1997      $26,459             $31,400
05/31/1997      $27,916             $33,312
06/30/1997      $28,438             $34,805
07/31/1997      $29,580             $37,575
08/31/1997      $28,591             $35,471
09/30/1997      $29,504             $37,415
10/31/1997      $29,254             $36,165
11/30/1997      $29,939             $37,840
12/31/1997      $30,283             $38,491
01/31/1998      $30,607             $38,918
02/28/1998      $31,893             $41,724
03/31/1998      $32,597             $43,860
04/30/1998      $33,033             $44,303
05/31/1998      $32,575             $43,541
06/30/1998      $33,189             $45,309
07/31/1998      $33,078             $44,824
08/31/1998      $30,294             $38,342
09/30/1998      $32,004             $40,800
10/31/1998      $33,983             $44,117
11/30/1998      $35,213             $46,791
12/31/1998      $35,981             $49,486
01/31/1999      $36,622             $51,554
02/28/1999      $36,233             $49,951
03/31/1999      $37,217             $51,949
04/30/1999      $38,429             $53,960
05/31/1999      $37,983             $52,686
06/30/1999      $39,584             $55,610
07/31/1999      $38,944             $53,875
08/31/1999      $39,115             $53,606
09/30/1999      $38,051             $52,137
10/31/1999      $38,680             $55,437
11/30/1999      $39,184             $56,563
12/31/1999      $40,460             $59,894
01/31/2000      $40,120             $56,887
02/29/2000      $39,195             $55,812
03/31/2000      $42,615             $61,271
04/30/2000      $43,118             $59,426
05/31/2000      $43,306             $58,208
06/30/2000      $43,938             $59,640
07/31/2000      $43,259             $58,710
08/31/2000      $45,168             $62,356
09/30/2000      $43,671             $59,063


AVERAGE ANNUAL TOTAL RETURN
9/30/00

ADVISOR CLASS**
--------------------------------------------------------------------------------
1-Year                                                                   +13.84%

5-Year                                                                   +16.46%

10-Year                                                                  +15.88%

Since Inception (3/31/48)                                                +11.45%



*Source: Standard and Poor's Micropal. The S&P 500 Composite Index consists of 500 domestic stocks, comprising four broad sectors: industrials, utilities, financials and transportation. The S&P 500 serves as the standard for measuring large-cap U.S. stock market performance. Since some industries are characterized by companies of relatively small stock capitalization, the index is not composed of the 500 largest U.S., publicly traded companies.

**Effective 1/2/97, the Fund began offering Advisor Class shares, which do not have sales charges nor Rule 12b-1 plans. Performance quotations for this class reflect the following methods of calculation: (a) For periods prior to 1/2/97, a restated figure is used based upon the Fund's Class A performance, excluding the effect of Class A's maximum initial sales charge and including the effect of the Class A Rule 12b-1 fees; and (b) for periods after 1/1/97, an actual Advisor Class figure is used reflecting a deduction of all charges and fees applicable to that class.


Past performance does not guarantee future results.

FRANKLIN INCOME FUND

[FUND CATEGORY PYRAMID GRAPHIC]

--------------------------------------------------------------------------------
Your Fund's Goal: Franklin Income Fund seeks to maximize income while maintaining prospects for capital appreciation through a diversified portfolio of securities.
--------------------------------------------------------------------------------

PORTFOLIO BREAKDOWN
Franklin Income Fund
9/30/00

                                                                      % OF TOTAL
                                                                      NET ASSETS
--------------------------------------------------------------------------------
Utilities Stocks(*)                                                        25.1%

Corporate Straight Bonds                                                   19.9%

Foreign Government Bonds                                                   11.2%

Energy Mineral Stocks                                                       6.8%

Consumer
Non-Durable Stocks                                                          6.7%

Zero Coupon/Step-Up Bonds                                                   5.6%

Corporate Convertible Bonds                                                 5.4%

Real Estate Stocks                                                          5.3%

U.S. Government Securities                                                  3.7%

Other Stocks                                                                3.1%

Non-Energy Mineral Stocks                                                   2.3%

Short-Term Investments
and Other Net Assets                                                        4.9%


The U.S. stock market experienced significant volatility during the year under review, as investors attempted to interpret the potential economic impact from higher energy prices and the Federal Reserve Board's interest-rate increases. Partially as a result of these factors, gross domestic product (GDP) slowed to an annualized rate of 2.7% in the third quarter of 2000, down from a high of 8.3% in the fourth quarter of 1999 and 5.6% in the second quarter of 2000. One primary aspect of the market volatility was an investor rotation from technology-driven, high valuation investments to value-oriented sectors during the latter half of the Fund's fiscal year. The U.S. Treasury market also fluctuated during the period as the economy transitioned to a slower growth environment. After 10-year Treasury note yields reached 6.75% in mid-January 2000, they fell precipitously only to bounce again before settling at 5.80% at the end of the reporting period.

Performance of the Fund's bond sectors was mixed in this environment of interest-rate volatility and a changing economic climate. Following a trend that began in early 2000, corporate bond yield spreads to Treasury bonds (a common valuation measurement) continued to widen due in large part to economic uncertainty and cash outflows from dedicated fixed income mutual funds. At the end of the period, high yield corporate spreads to Treasuries were at the highest level since the capital markets' "flight to quality" in the fall of 1998, making high yield corporate bonds more attractive investment prospects relative to other fixed income investments. Given our generally sanguine fundamental outlook and wider yield spreads, we took the opportunity to initiate several positions during the period. Continuing our focus on the


*The Fund may invest a significant portion of its assets in a single sector, such as utilities. Overweighting this, or any, sector means that its good or disappointing performance will have a significant impact on the Fund.



The dollar value, number of shares or principal value, and complete legal titles of all portfolio holdings are listed in the Fund's Statement of Investments
(SOI). The SOI begins on page 56.

communications sectors, we invested in issues from Spectrasite Holdings, a wireless communications tower company; Dobson Communications, a cellular telephone service provider; and Echostar Communications, a direct broadcast satellite company. We believed these companies' long-term growth prospects, combined with appreciation potential from stock offerings and merger and acquisition activity, boded well for their credit outlook and total-return potential.

The foreign bond sector performed well during the period, as issuing countries benefited from economic and political reforms. Our Latin American and Russian bond positions, which experienced positive fundamental developments, led the group's strong performance. During the period, the Latin American region continued to benefit from improving economic fundamentals and renewed investor confidence in several countries. Brazil, which represented the Fund's largest foreign bond holding at period's end, stayed focused on implementing fiscal and monetary reforms which led to inflation stabilization and lower interest rates. The Fund's Russian bonds performed very well as the government made a relatively smooth transition to a new President, Vladimir Putin, earlier this year. As a result of this strength and lingering reform implementation concerns, we sold the Fund's Russian bond positions at a considerable profit.

After reaching extreme levels during the period, the divergence in stock performance between growth- and value-oriented sectors reversed, leading to stronger performances from previously depressed sectors and directly benefiting the Fund. An increasing number of earnings warnings from high-profile technology companies during the summer and fall magnified this reversal. Among the Fund's largest stock sectors, utility, energy and real estate performed extremely well in this environment, leading to overall strong performance for the Fund. Utility stocks, our largest holding, benefited from a combination of solid earnings growth, a favorable supply/demand balance for electricity, rapid earnings growth from non-regulated assets and declining interest rates in the latter half of the period. In addition, utility stocks' defensive nature attracted many investors that had previously migrated to higher growth sectors. Although we are still positive on the sector's outlook, we took the opportunity to scale back several utility holdings which appeared fully valued.



TOP 5 STOCK HOLDINGS
Franklin Income Fund
9/30/00

                                                                      % OF TOTAL
                                                                      NET ASSETS
--------------------------------------------------------------------------------
Philip Morris Cos. Inc.                                                     6.0%

Florida Progress Corp.                                                      1.9%

American Electric
Power Co. Inc.                                                              1.9%

Entergy Corp.                                                               1.8%

PECO Energy Co.                                                             1.7%


TOP 5 BOND HOLDINGS
Franklin Income Fund
9/30/00

                                                                      % OF TOTAL
                                                                      NET ASSETS
--------------------------------------------------------------------------------
Republic of Brazil, L, FRN,
7.375%, 4/15/06                                                             2.6%

U.S. Treasury Note,
5.875%, 11/15/04                                                            2.4%

Republic of Brazil,
11.00%, 8/17/40                                                             2.1%

Republic of Argentina,
11.75%, 6/15/15                                                             1.7%

Republic of Argentina, L-GP,
step coupon, 6.00%, 3/31/23                                                 1.6%

DIVIDEND DISTRIBUTIONS
Franklin Income Fund
10/1/99 - 9/30/00

                                          DIVIDEND PER SHARE
                      ----------------------------------------------------------
MONTH                  CLASS A        CLASS B         CLASS C         ADVISOR
--------------------------------------------------------------------------------
October               1.5 cents      1.41 cents      1.41 cents      1.53 cents

November              1.5 cents      1.41 cents      1.41 cents      1.53 cents

December              1.5 cents      1.41 cents      1.40 cents      1.53 cents

January               1.5 cents      1.41 cents      1.40 cents      1.53 cents

February              1.5 cents      1.41 cents      1.40 cents      1.52 cents

March                 1.5 cents      1.41 cents      1.41 cents      1.53 cents

April                 1.5 cents      1.41 cents      1.41 cents      1.53 cents

May                   1.5 cents      1.41 cents      1.41 cents      1.52 cents

June                  1.5 cents      1.40 cents      1.41 cents      1.53 cents

July                  1.5 cents      1.40 cents      1.41 cents      1.53 cents

August                1.5 cents      1.40 cents      1.41 cents      1.53 cents

September             1.5 cents      1.41 cents      1.41 cents      1.53 cents
--------------------------------------------------------------------------------
TOTAL                 18.0 CENTS     16.89 CENTS     16.89 CENTS     18.34 CENTS

The Fund's energy positions experienced strong share price appreciation during the 12 months under review, as such companies benefited from rising oil and gas prices. Although share price appreciation allowed us to take profits on a selective basis, energy remained our second-largest stock weighting as of September 30, 2000. We believe many companies are still attractive investments and we recently initiated a position in Petroleo Brasileiro (Petrobras), Latin America's largest energy company. The real estate sector also benefited from an investor rotation into safe-haven stocks. We believe this sector looks attractive given many companies' solid growth prospects and still relatively low valuations. Taking advantage of temporary weakness during the period, we added to two existing positions and initiated a convertible bond position in a leading office real estate investment trust, Equity Office Properties.

As we look forward to the Fund's next fiscal year, wider spreads in the corporate bond market and increasingly attractive valuations in the equity markets are presenting many appealing investment opportunities. As always, we remain committed to our value-oriented approach and will continually search for new investments across asset classes and industries.




/s/ Charles B. Johnson
Charles B. Johnson




/s/ Christopher J. Molumphy
Christopher J. Molumphy, CFA




/s/ Frederick G. Fromm
Frederick G. Fromm, CFA

Portfolio Management Team
Franklin Income Fund


This discussion reflects our views, opinions and portfolio holdings as of September 30, 2000, the end of the reporting period. The information provided is not a complete analysis of every aspect of any country, industry, security or the Fund. Our strategies and the Fund's portfolio composition will change depending on market and economic conditions. Although historical performance is no guarantee of future results, these insights may help you understand our investment and management philosophy.

FRANKLIN INCOME FUND


PERFORMANCE SUMMARY AS OF 9/30/00
One-year total return represents the change in value of an investment for the period indicated and does not include sales charges. Distributions will vary based on earnings of the Fund's portfolio and any profits realized from the sale of the portfolio's securities, as well as the level of operating expenses for each class. Past distributions are not indicative of future trends. All total returns include reinvested distributions at net asset value.



CLASS A: Subject to the current, maximum 4.25% initial sales charge. Prior to 7/1/94, Fund shares were offered at a lower initial sales charge; thus actual total returns may differ. Effective 5/1/94, the Fund implemented a Rule 12b-1 plan, which affects subsequent performance.

CLASS B: Subject to no initial sales charge, but subject to a contingent deferred sales charge (CDSC) declining from 4% to 0% over six years. These shares have higher annual fees and expenses than Class A shares.

CLASS C: Subject to 1% initial sales charge and 1% CDSC for shares redeemed within 18 months of investment. These shares have higher annual fees and expenses than Class A shares.

ADVISOR CLASS: No initial sales charge or Rule 12b-1 fees and are available to a limited class of investors.

CLASS A
--------------------------------------------------------------------------------
One-Year Total Return                   +14.68%
Net Asset Value (NAV)                   $2.35 (9/30/00)          $2.24 (9/30/99)
Change in NAV                           +$0.11
Distributions (10/1/99 - 9/30/00)       Dividend Income          $0.1800
                                        Long-Term Capital Gain   $0.0140
                                        --------------------------------
                                        Total                    $0.1940

CLASS B
--------------------------------------------------------------------------------
One-Year Total Return                   +14.09%
Net Asset Value (NAV)                   $2.35 (9/30/00)          $2.24 (9/30/99)
Change in NAV                           +$0.11
Distributions (10/1/99 - 9/30/00)       Dividend Income          $0.1689
                                        Long-Term Capital Gain   $0.0140
                                        --------------------------------
                                        Total                    $0.1829

CLASS C
--------------------------------------------------------------------------------
One-Year Total Return                   +14.54%
Net Asset Value (NAV)                   $2.36 (9/30/00)          $2.24 (9/30/99)
Change in NAV                           +$0.12
Distributions (10/1/99 - 9/30/00)       Dividend Income          $0.1689
                                        Long-Term Capital Gain   $0.0140
                                        --------------------------------
                                        Total                    $0.1829

ADVISOR CLASS
--------------------------------------------------------------------------------
One-Year Total Return                   +14.90%
Net Asset Value (NAV)                   $2.34 (9/30/00)          $2.23 (9/30/99)
Change in NAV                           +$0.11
Distributions (10/1/99 - 9/30/00)       Dividend Income          $0.1834
                                        Long-Term Capital Gain   $0.0140
                                        --------------------------------
                                        Total                    $0.1974







Franklin Income Fund paid distributions derived from long-term capital gains of
1.40 cents ($0.0140) per share in December 1999. The Fund hereby designates such distributions as capital gain dividends per Internal Revenue

              Past performance does not guarantee future results.

ADDITIONAL PERFORMANCE
AS OF 9/30/00

                                                                       INCEPTION
CLASS A                              1-YEAR     5-YEAR     10-YEAR     (8/31/48)
--------------------------------------------------------------------------------
Cumulative Total Return(1)          +14.68%    +56.55%    +233.17%    +25,359.04%

Average Annual Total Return(2)       +9.78%     +8.45%     +12.29%        +11.13%

Value of $10,000 Investment(3)     $10,978    $15,002     $31,869     $2,439,826



                                                                       INCEPTION
CLASS B                                                 1-YEAR          (1/1/99)
--------------------------------------------------------------------------------
Cumulative Total Return(1)                             +14.09%          +14.47%

Average Annual Total Return(2)                         +10.09%          +5.87%

Value of $10,000 Investment(3)                        $11,009          $11,049



                                                                       INCEPTION
CLASS C                                    1-YEAR         5-YEAR        (5/1/95)
--------------------------------------------------------------------------------
Cumulative Total Return(1)                  +14.54%       +53.13%       +66.08%

Average Annual Total Return(2)              +12.53%        +8.71%        +9.63%

Value of $10,000 Investment(3)             $11,253       $15,181       $16,457



                                                                       INCEPTION
ADVISOR CLASS(4)                  1-YEAR     5-YEAR     10-YEAR       (8/31/48)
--------------------------------------------------------------------------------
Cumulative Total Return(1)        +14.90%    +58.19%    +236.68%    +25,627.04%

Average Annual Total Return(2)    +14.90%     +9.61%     +12.91%        +11.24%

Value of $10,000 Investment(3)   $11,490    $15,819     $33,668     $2,572,704


SHARE CLASS                                A          B          C       ADVISOR
--------------------------------------------------------------------------------
Distribution Rate(5)                     7.35%      7.20%      7.11%      7.85%

30-Day Standardized Yield(6)             7.44%      7.27%      7.20%      7.92%


(1.) Cumulative total return represents the change in value of an investment over the periods indicated and does not include sales charges.

(2.) Average annual total return represents the average annual change in value of an investment over the periods indicated and includes the current, applicable, maximum sales charge(s) for that class.

(3.) These figures represent the value of a hypothetical $10,000 investment in the Fund over the periods indicated and include the current, applicable, maximum sales charge(s) for that class.

(4.) Effective 1/2/97, the Fund began offering Advisor Class shares, which do not have sales charges nor Rule 12b-1 plans. Performance quotations for this class reflect the following methods of calculation: (a) For periods prior to 1/2/97, a restated figure is used based upon the Fund's Class A performance, excluding the effect of Class A's maximum initial sales charge and including the effect of the Class A Rule 12b-1 fees; and (b) for periods after 1/1/97, an actual Advisor Class figure is used reflecting a deduction of all charges and fees applicable to that class. Since 1/2/97 (commencement of sales), the cumulative and average annual total returns of Advisor Class shares were +37.60% and +8.89%.

(5.) Distribution rate is based on an annualization of the respective class's September dividend and the maximum offering price (net asset value for Class B and Advisor Class) per share on 9/30/00.

(6.) Yield, calculated as required by the SEC, is based on the earnings of the Fund's portfolio for the 30 days ended 9/30/00.



For updated performance figures, see "Prices and Performance" at franklintempleton.com, or call Franklin Templeton Investments at 1-800/342-5236.

Since markets can go down as well as up, investment return and principal value will fluctuate with market conditions, and you may have a gain or loss when you sell your shares.



Past performance does not guarantee future results.

FRANKLIN INCOME FUND


TOTAL RETURN INDEX COMPARISON
FOR HYPOTHETICAL $10,000 INVESTMENT

Total return represents the change in value of an investment over the periods shown. It includes the current, applicable, maximum sales charge(s), Fund expenses, account fees and reinvested distributions. The unmanaged indexes differ from the Fund in composition, do not pay management fees or expenses and include reinvested dividends. One cannot invest directly in an index.



AVERAGE ANNUAL TOTAL RETURN
9/30/00

CLASS A
--------------------------------------------------------------------------------
1-Year                                                                   +9.78%

5-Year                                                                   +8.45%

10-Year                                                                  +12.29%

Since Inception (8/31/48)                                                +11.13%

GRAPHIC MATERIAL (9)

The following line graph compares the performance of Franklin Income Fund - Class A shares to that of the S&P 500 Index, Lehman Brothers Government/Credit Bond Index and Lipper Income Average, based on a $10,000 investment from 10/1/90 to 9/30/00.

DATE          FRANKLIN
              INCOME FUND -                          LB              LIPPER
              CLASS A              S&P 500     GOV'T./CREDIT       INCOME AVG.
------------------------------------------------------------------------------
10/01/1990    $9,565               $10,000         $10,000          $10,000
10/31/1990    $9,076               $9,957          $10,070          $9,967
11/30/1990    $9,382               $10,600         $10,138          $10,368
12/31/1990    $9,439               $10,896         $10,205          $10,592
01/31/1991    $9,663               $11,371         $10,272          $10,852
02/28/1991    $10,664              $12,184         $10,338          $11,381
03/31/1991    $11,012              $12,479         $10,406          $11,593
04/30/1991    $11,418              $12,509         $10,472          $11,722
05/31/1991    $11,685              $13,048         $10,539          $11,961
06/30/1991    $11,685              $12,450         $10,608          $11,705
07/31/1991    $12,162              $13,031         $10,676          $12,085
08/31/1991    $12,498              $13,339         $10,741          $12,400
09/30/1991    $12,743              $13,117         $10,804          $12,538
10/31/1991    $13,111              $13,292         $10,866          $12,724
11/30/1991    $13,133              $12,757         $10,927          $12,558
12/31/1991    $13,323              $14,216         $10,983          $13,265
01/31/1992    $13,765              $13,952         $11,044          $13,244
02/29/1992    $14,150              $14,132         $11,105          $13,453
03/31/1992    $14,214              $13,856         $11,169          $13,295
04/30/1992    $14,473              $14,263         $11,233          $13,551
05/31/1992    $14,800              $14,333         $11,294          $13,766
06/30/1992    $14,932              $14,120         $11,354          $13,719
07/31/1992    $15,263              $14,697         $11,411          $14,154
08/31/1992    $15,263              $14,396         $11,467          $14,093
09/30/1992    $15,195              $14,564         $11,521          $14,217
10/31/1992    $15,060              $14,614         $11,580          $14,125
11/30/1992    $15,145              $15,111         $11,641          $14,333
12/31/1992    $15,353              $15,297         $11,700          $14,559
01/31/1993    $15,840              $15,425         $11,757          $14,802
02/28/1993    $16,227              $15,635         $11,811          $15,115
03/31/1993    $16,582              $15,965         $11,865          $15,439
04/30/1993    $16,761              $15,578         $11,918          $15,418
05/31/1993    $17,011              $15,994         $11,974          $15,615
06/30/1993    $17,336              $16,041         $12,027          $15,789
07/31/1993    $17,735              $15,977         $12,081          $15,915
08/31/1993    $17,919              $16,582         $12,132          $16,335
09/30/1993    $18,102              $16,454         $12,183          $16,363
10/31/1993    $18,435              $16,795         $12,235          $16,464
11/30/1993    $18,251              $16,636         $12,290          $16,224
12/31/1993    $18,660              $16,837         $12,346          $16,464
01/31/1994    $18,850              $17,409         $12,399          $16,783
02/28/1994    $18,429              $16,937         $12,458          $16,354
03/31/1994    $17,696              $16,199         $12,523          $15,809
04/30/1994    $17,657              $16,406         $12,592          $15,876
05/31/1994    $17,540              $16,675         $12,662          $15,918
06/30/1994    $17,421              $16,267         $12,735          $15,737
07/31/1994    $17,699              $16,800         $12,806          $16,067
08/31/1994    $17,978              $17,489         $12,878          $16,363
09/30/1994    $17,857              $17,063         $12,955          $16,109
10/31/1994    $17,899              $17,446         $13,034          $16,171
11/30/1994    $17,695              $16,811         $13,117          $15,797
12/31/1994    $17,470              $17,060         $13,203          $15,846
01/31/1995    $17,680              $17,502         $13,284          $16,144
02/28/1995    $17,975              $18,185         $13,363          $16,554
03/31/1995    $18,188              $18,721         $13,442          $16,807
04/30/1995    $18,659              $19,271         $13,520          $17,132
05/31/1995    $19,305              $20,042         $13,590          $17,688
06/30/1995    $19,521              $20,507         $13,659          $17,879
07/31/1995    $19,739              $21,188         $13,732          $18,169
08/31/1995    $19,959              $21,241         $13,803          $18,325
09/30/1995    $20,357              $22,137         $13,873          $18,769
10/31/1995    $20,402              $22,058         $13,943          $18,694
11/30/1995    $20,715              $23,026         $14,007          $19,234
12/31/1995    $21,190              $23,471         $14,073          $19,596
01/31/1996    $21,786              $24,269         $14,137          $19,948
02/29/1996    $21,369              $24,494         $14,208          $19,898
03/31/1996    $21,322              $24,729         $14,282          $19,964
04/30/1996    $21,274              $25,093         $14,359          $20,030
05/31/1996    $21,510              $25,740         $14,438          $20,194
06/30/1996    $21,937              $25,838         $14,516          $20,342
07/31/1996    $21,603              $24,696         $14,596          $19,906
08/31/1996    $21,938              $25,217         $14,678          $20,207
09/30/1996    $22,278              $26,637         $14,757          $20,716
10/31/1996    $22,716              $27,372         $14,832          $21,133
11/30/1996    $23,255              $29,441         $14,906          $21,855
12/31/1996    $23,404              $28,858         $14,984          $21,748
01/31/1997    $23,753              $30,662         $15,063          $22,138
02/28/1997    $24,004              $30,901         $15,143          $22,264
03/31/1997    $23,448              $29,631         $15,228          $21,832
04/30/1997    $23,600              $31,400         $15,312          $22,155
05/31/1997    $24,368              $33,312         $15,394          $22,882
06/30/1997    $24,831              $34,805         $15,476          $23,449
07/31/1997    $25,505              $37,575         $15,553          $24,408
08/31/1997    $25,348              $35,471         $15,634          $23,991
09/30/1997    $26,135              $37,415         $15,714          $24,785
10/31/1997    $25,764              $36,165         $15,791          $24,510
11/30/1997    $26,560              $37,840         $15,870          $24,882
12/31/1997    $27,347              $38,491         $15,948          $25,290
01/31/1998    $27,074              $38,918         $16,023          $25,361
02/28/1998    $27,457              $41,724         $16,101          $26,023
03/31/1998    $28,283              $43,860         $16,180          $26,622
04/30/1998    $27,896              $44,303         $16,259          $26,691
05/31/1998    $27,617              $43,541         $16,337          $26,560
06/30/1998    $27,672              $45,309         $16,416          $26,735
07/31/1998    $27,164              $44,824         $16,495          $26,452
08/31/1998    $25,406              $38,342         $16,570          $24,894
09/30/1998    $26,717              $40,800         $16,638          $25,656
10/31/1998    $26,776              $44,117         $16,710          $26,223
11/30/1998    $27,642              $46,791         $16,788          $26,876
12/31/1998    $27,607              $49,486         $16,862          $27,354
01/31/1999    $27,195              $51,554         $16,935          $27,504
02/28/1999    $26,425              $49,951         $17,016          $26,976
03/31/1999    $26,843              $51,949         $17,096          $27,424
04/30/1999    $28,224              $53,960         $17,178          $28,236
05/31/1999    $28,404              $52,686         $17,264          $27,942
06/30/1999    $28,344              $55,610         $17,352          $28,283
07/31/1999    $28,038              $53,875         $17,442          $27,969
08/31/1999    $28,100              $53,606         $17,535          $27,745
09/30/1999    $27,790              $52,137         $17,628          $27,496
10/31/1999    $27,728              $55,437         $17,721          $27,991
11/30/1999    $27,288              $56,563         $17,799          $28,083
12/31/1999    $27,403              $59,894         $17,899          $28,608
01/31/2000    $27,598              $56,887         $18,003          $28,130
02/29/2000    $27,146              $55,812         $18,105          $28,043
03/31/2000    $27,601              $61,271         $18,207          $29,050
04/30/2000    $28,583              $59,426         $18,312          $28,748
05/31/2000    $29,044              $58,208         $18,420          $28,722
06/30/2000    $29,243              $59,640         $18,525          $29,015
07/31/2000    $29,576              $58,710         $18,629          $29,085
08/31/2000    $31,259              $62,356         $18,731          $30,114
09/30/2000    $31,869              $59,063         $18,834          $29,955


AVERAGE ANNUAL TOTAL RETURN
9/30/00

CLASS B
--------------------------------------------------------------------------------
1-Year                                                                   +10.09%

Since Inception (1/1/99)                                                 +5.87%

GRAPHIC MATERIAL (10)

The following line graph compares the performance of Franklin Income Fund - Class B shares to that of the S&P 500 Index, Lehman Brothers Government/Credit Bond Index and Lipper Income Average, based on a $10,000 investment from 1/1/99 to 9/30/00.

DATE          FRANKLIN INCOME                   LB             LIPPER
              FUND - CLASS B    S&P 500   GOV'T./CREDIT       INCOME AVG.
-------------------------------------------------------------------------
01/01/1999    $10,000           $10,000       $10,000          $10,000
01/31/1999    $9,851            $10,418       $10,043          $10,055
02/28/1999    $9,568            $10,094       $10,091          $9,862
03/31/1999    $9,715            $10,498       $10,139          $10,026
04/30/1999    $10,212           $10,904       $10,187          $10,322
05/31/1999    $10,229           $10,647       $10,238          $10,215
06/30/1999    $10,247           $11,238       $10,290          $10,340
07/31/1999    $10,132           $10,887       $10,344          $10,225
08/31/1999    $10,150           $10,833       $10,399          $10,143
09/30/1999    $10,034           $10,536       $10,454          $10,052
10/31/1999    $10,007           $11,203       $10,509          $10,233
11/30/1999    $9,844            $11,430       $10,556          $10,267
12/31/1999    $9,882            $12,103       $10,615          $10,459
01/31/2000    $9,947            $11,496       $10,676          $10,284
02/29/2000    $9,780            $11,278       $10,737          $10,252
03/31/2000    $9,940            $12,381       $10,797          $10,620
04/30/2000    $10,289           $12,009       $10,860          $10,510
05/31/2000    $10,451           $11,763       $10,924          $10,500
06/30/2000    $10,518           $12,052       $10,986          $10,607
07/31/2000    $10,633           $11,864       $11,048          $10,633
08/31/2000    $11,232           $12,601       $11,108          $11,009
09/30/2000    $11,049           $11,935       $11,170          $10,951


              Past performance does not guarantee future results.

GRAPHIC MATERIAL (11)

The following line graph compares the performance of Franklin Income Fund - Class C shares to that of the S&P 500 Index, Lehman Brothers Government/Credit Bond Index and Lipper Income Average, based on a $10,000 investment from 5/1/95 to 9/30/00.

DATE          FRANKLIN INCOME               LB           LIPPER
              FUND - CLASS C   S&P 500   GOV'T./CORP.  INCOME AVG.
------------------------------------------------------------------
05/01/1995    $9,909           $10,000     $10,000     $10,000
05/31/1995    $10,228          $10,400     $10,052     $10,325
06/30/1995    $10,338          $10,641     $10,103     $10,437
07/31/1995    $10,449          $10,995     $10,157     $10,606
08/31/1995    $10,561          $11,022     $10,210     $10,697
09/30/1995    $10,771          $11,487     $10,262     $10,956
10/31/1995    $10,790          $11,446     $10,313     $10,912
11/30/1995    $10,951          $11,948     $10,360     $11,227
12/31/1995    $11,197          $12,179     $10,409     $11,438
01/31/1996    $11,507          $12,593     $10,457     $11,644
02/29/1996    $11,331          $12,710     $10,509     $11,615
03/31/1996    $11,301          $12,832     $10,564     $11,653
04/30/1996    $11,222          $13,021     $10,621     $11,692
05/31/1996    $11,341          $13,357     $10,679     $11,788
06/30/1996    $11,562          $13,407     $10,737     $11,874
07/31/1996    $11,380          $12,815     $10,796     $11,620
08/31/1996    $11,552          $13,085     $10,857     $11,795
09/30/1996    $11,725          $13,822     $10,915     $12,092
10/31/1996    $11,951          $14,203     $10,971     $12,335
11/30/1996    $12,281          $15,277     $11,026     $12,757
12/31/1996    $12,302          $14,975     $11,083     $12,695
01/31/1997    $12,480          $15,911     $11,142     $12,922
02/28/1997    $12,660          $16,035     $11,201     $12,996
03/31/1997    $12,363          $15,376     $11,264     $12,744
04/30/1997    $12,384          $16,294     $11,326     $12,932
05/31/1997    $12,780          $17,286     $11,387     $13,356
06/30/1997    $13,071          $18,060     $11,447     $13,688
07/31/1997    $13,419          $19,498     $11,504     $14,247
08/31/1997    $13,332          $18,406     $11,564     $14,004
09/30/1997    $13,686          $19,415     $11,623     $14,467
10/31/1997    $13,542          $18,766     $11,680     $14,307
11/30/1997    $13,897          $19,635     $11,738     $14,524
12/31/1997    $14,302          $19,973     $11,796     $14,762
01/31/1998    $14,153          $20,195     $11,851     $14,804
02/28/1998    $14,347          $21,651     $11,909     $15,190
03/31/1998    $14,772          $22,759     $11,968     $15,539
04/30/1998    $14,622          $22,989     $12,026     $15,580
05/31/1998    $14,413          $22,594     $12,084     $15,503
06/30/1998    $14,494          $23,511     $12,142     $15,606
07/31/1998    $14,223          $23,259     $12,200     $15,440
08/31/1998    $13,300          $19,896     $12,257     $14,531
09/30/1998    $13,919          $21,171     $12,307     $14,976
10/31/1998    $14,003          $22,893     $12,360     $15,307
11/30/1998    $14,448          $24,280     $12,418     $15,688
12/31/1998    $14,363          $25,678     $12,473     $15,967
01/31/1999    $14,204          $26,752     $12,526     $16,055
02/28/1999    $13,797          $25,920     $12,586     $15,746
03/31/1999    $14,008          $26,956     $12,645     $16,008
04/30/1999    $14,719          $28,000     $12,706     $16,482
05/31/1999    $14,744          $27,339     $12,770     $16,310
06/30/1999    $14,770          $28,856     $12,835     $16,509
07/31/1999    $14,605          $27,956     $12,902     $16,326
08/31/1999    $14,568          $27,816     $12,970     $16,195
09/30/1999    $14,401          $27,054     $13,039     $16,050
10/31/1999    $14,427          $28,766     $13,108     $16,339
11/30/1999    $14,194          $29,350     $13,165     $16,392
12/31/1999    $14,247          $31,079     $13,239     $16,699
01/31/2000    $14,275          $29,519     $13,316     $16,420
02/29/2000    $14,101          $28,961     $13,392     $16,369
03/31/2000    $14,330          $31,794     $13,467     $16,957
04/30/2000    $14,831          $30,837     $13,545     $16,781
05/31/2000    $14,995          $30,204     $13,625     $16,765
06/30/2000    $15,091          $30,947     $13,703     $16,936
07/31/2000    $15,325          $30,465     $13,779     $16,977
08/31/2000    $16,187          $32,356     $13,855     $17,578
09/30/2000    $16,457          $30,648     $13,931     $17,485


AVERAGE ANNUAL TOTAL RETURN
9/30/00

CLASS C
--------------------------------------------------------------------------------
1-Year                                                                   +12.53%

5-Year                                                                   +8.71%

Since Inception (5/1/95)                                                 +9.63%

GRAPHIC MATERIAL (12)

The following line graph compares the performance of Franklin Income Fund - Advisor Class shares to that of the S&P 500 Index, Lehman Brothers Government/Credit Bond Index and Lipper Income Average, based on a $10,000 investment from 10/1/90 to 9/30/00.

DATE          FRANKLIN INCOME                     LB             LIPPER
              FUND - ADVISOR CLASS   S&P 500    GOV'T./CORP.   INCOME AVG.
--------------------------------------------------------------------------
10/01/1990    $10,000                $10,000    $10,000        $10,000
10/31/1990    $9,489                 $9,957     $10,070        $9,967
11/30/1990    $9,809                 $10,600    $10,138        $10,368
12/31/1990    $9,868                 $10,896    $10,205        $10,592
01/31/1991    $10,102                $11,371    $10,272        $10,852
02/28/1991    $11,149                $12,184    $10,338        $11,381
03/31/1991    $11,512                $12,479    $10,406        $11,593
04/30/1991    $11,937                $12,509    $10,472        $11,722
05/31/1991    $12,216                $13,048    $10,539        $11,961
06/30/1991    $12,216                $12,450    $10,608        $11,705
07/31/1991    $12,715                $13,031    $10,676        $12,085
08/31/1991    $13,066                $13,339    $10,741        $12,400
09/30/1991    $13,322                $13,117    $10,804        $12,538
10/31/1991    $13,707                $13,292    $10,866        $12,724
11/30/1991    $13,730                $12,757    $10,927        $12,558
12/31/1991    $13,928                $14,216    $10,983        $13,265
01/31/1992    $14,391                $13,952    $11,044        $13,244
02/29/1992    $14,793                $14,132    $11,105        $13,453
03/31/1992    $14,860                $13,856    $11,169        $13,295
04/30/1992    $15,130                $14,263    $11,233        $13,551
05/31/1992    $15,473                $14,333    $11,294        $13,766
06/30/1992    $15,611                $14,120    $11,354        $13,719
07/31/1992    $15,956                $14,697    $11,411        $14,154
08/31/1992    $15,956                $14,396    $11,467        $14,093
09/30/1992    $15,886                $14,564    $11,521        $14,217
10/31/1992    $15,745                $14,614    $11,580        $14,125
11/30/1992    $15,833                $15,111    $11,641        $14,333
12/31/1992    $16,051                $15,297    $11,700        $14,559
01/31/1993    $16,560                $15,425    $11,757        $14,802
02/28/1993    $16,965                $15,635    $11,811        $15,115
03/31/1993    $17,335                $15,965    $11,865        $15,439
04/30/1993    $17,522                $15,578    $11,918        $15,418
05/31/1993    $17,784                $15,994    $11,974        $15,615
06/30/1993    $18,124                $16,041    $12,027        $15,789
07/31/1993    $18,541                $15,977    $12,081        $15,915
08/31/1993    $18,733                $16,582    $12,132        $16,335
09/30/1993    $18,925                $16,454    $12,183        $16,363
10/31/1993    $19,273                $16,795    $12,235        $16,464
11/30/1993    $19,080                $16,636    $12,290        $16,224
12/31/1993    $19,508                $16,837    $12,346        $16,464
01/31/1994    $19,707                $17,409    $12,399        $16,783
02/28/1994    $19,266                $16,937    $12,458        $16,354
03/31/1994    $18,500                $16,199    $12,523        $15,809
04/30/1994    $18,460                $16,406    $12,592        $15,876
05/31/1994    $18,338                $16,675    $12,662        $15,918
06/30/1994    $18,213                $16,267    $12,735        $15,737
07/31/1994    $18,503                $16,800    $12,806        $16,067
08/31/1994    $18,795                $17,489    $12,878        $16,363
09/30/1994    $18,669                $17,063    $12,955        $16,109
10/31/1994    $18,712                $17,446    $13,034        $16,171
11/30/1994    $18,499                $16,811    $13,117        $15,797
12/31/1994    $18,264                $17,060    $13,203        $15,846
01/31/1995    $18,484                $17,502    $13,284        $16,144
02/28/1995    $18,792                $18,185    $13,363        $16,554
03/31/1995    $19,015                $18,721    $13,442        $16,807
04/30/1995    $19,507                $19,271    $13,520        $17,132
05/31/1995    $20,182                $20,042    $13,590        $17,688
06/30/1995    $20,409                $20,507    $13,659        $17,879
07/31/1995    $20,637                $21,188    $13,732        $18,169
08/31/1995    $20,867                $21,241    $13,803        $18,325
09/30/1995    $21,283                $22,137    $13,873        $18,769
10/31/1995    $21,329                $22,058    $13,943        $18,694
11/30/1995    $21,657                $23,026    $14,007        $19,234
12/31/1995    $22,153                $23,471    $14,073        $19,596
01/31/1996    $22,776                $24,269    $14,137        $19,948
02/29/1996    $22,341                $24,494    $14,208        $19,898
03/31/1996    $22,291                $24,729    $14,282        $19,964
04/30/1996    $22,241                $25,093    $14,359        $20,030
05/31/1996    $22,487                $25,740    $14,438        $20,194
06/30/1996    $22,935                $25,838    $14,516        $20,342
07/31/1996    $22,584                $24,696    $14,596        $19,906
08/31/1996    $22,936                $25,217    $14,678        $20,207
09/30/1996    $23,290                $26,637    $14,757        $20,716
10/31/1996    $23,749                $27,372    $14,832        $21,133
11/30/1996    $24,313                $29,441    $14,906        $21,855
12/31/1996    $24,467                $28,858    $14,984        $21,748
01/31/1997    $24,729                $30,662    $15,063        $22,138
02/28/1997    $25,100                $30,901    $15,143        $22,264
03/31/1997    $24,522                $29,631    $15,228        $21,832
04/30/1997    $24,685                $31,400    $15,312        $22,155
05/31/1997    $25,385                $33,312    $15,394        $22,882
06/30/1997    $25,980                $34,805    $15,476        $23,449
07/31/1997    $26,689                $37,575    $15,553        $24,408
08/31/1997    $26,529                $35,471    $15,634        $23,991
09/30/1997    $27,246                $37,415    $15,714        $24,785
10/31/1997    $26,972                $36,165    $15,791        $24,510
11/30/1997    $27,697                $37,840    $15,870        $24,882
12/31/1997    $28,638                $38,491    $15,948        $25,290
01/31/1998    $28,244                $38,918    $16,023        $25,361
02/28/1998    $28,648                $41,724    $16,101        $26,023
03/31/1998    $29,516                $43,860    $16,180        $26,622
04/30/1998    $29,230                $44,303    $16,259        $26,691
05/31/1998    $28,825                $43,541    $16,337        $26,560
06/30/1998    $29,004                $45,309    $16,416        $26,735
07/31/1998    $28,475                $44,824    $16,495        $26,452
08/31/1998    $26,635                $38,342    $16,570        $24,894
09/30/1998    $28,014                $40,800    $16,638        $25,656
10/31/1998    $28,079                $44,117    $16,710        $26,223
11/30/1998    $28,992                $46,791    $16,788        $26,876
12/31/1998    $28,959                $49,486    $16,862        $27,354
01/31/1999    $28,530                $51,554    $16,935        $27,504
02/28/1999    $27,726                $49,951    $17,016        $26,976
03/31/1999    $28,168                $51,949    $17,096        $27,424
04/30/1999    $29,621                $53,960    $17,178        $28,236
05/31/1999    $29,687                $52,686    $17,264        $27,942
06/30/1999    $29,755                $55,610    $17,352        $28,283
07/31/1999    $29,437                $53,875    $17,442        $27,969
08/31/1999    $29,377                $53,606    $17,535        $27,745
09/30/1999    $29,054                $52,137    $17,628        $27,496
10/31/1999    $29,124                $55,437    $17,721        $27,991
11/30/1999    $28,666                $56,563    $17,799        $28,083
12/31/1999    $28,791                $59,894    $17,899        $28,608
01/31/2000    $28,865                $56,887    $18,003        $28,130
02/29/2000    $28,528                $55,812    $18,105        $28,043
03/31/2000    $29,011                $61,271    $18,207        $29,050
04/30/2000    $29,910                $59,426    $18,312        $28,748
05/31/2000    $30,397                $58,208    $18,420        $28,722
06/30/2000    $30,610                $59,640    $18,525        $29,015
07/31/2000    $30,964                $58,710    $18,629        $29,085
08/31/2000    $32,737                $62,356    $18,731        $30,114
09/30/2000    $33,668                $59,063    $18,834        $29,955


AVERAGE ANNUAL TOTAL RETURN
9/30/00

ADVISOR CLASS**
--------------------------------------------------------------------------------
1-Year                                                                   +14.90%

5-Year                                                                   +9.61%

10-Year                                                                  +12.91%

Since Inception (8/31/48)                                                +11.24%


*Source: Standard and Poor's Micropal. The S&P 500 Composite Index consists of 500 domestic stocks, comprising four broad sectors: industrials, utilities, financials and transportation. The S&P 500 serves as the standard for measuring large-cap U.S. stock market performance. Since some industries are characterized by companies of relatively small stock capitalization, the index is not composed of the 500 largest U.S., publicly traded companies.

**Effective 1/2/97, the Fund began offering Advisor Class shares, which do not have sales charges nor Rule 12b-1 plans. Performance quotations for this class reflect the following methods of calculation: (a) For periods prior to 1/2/97, a restated figure is used based upon the Fund's Class A performance, excluding the effect of Class A's maximum initial sales charge and including the effect of the Class A Rule 12b-1 fees; and (b) for periods after 1/1/97, an actual Advisor Class figure is used reflecting a deduction of all charges and fees applicable to that class.


Past performance does not guarantee future results.

FRANKLIN U.S. GOVERNMENT SECURITIES FUND

[PYRAMID GRAPHIC]

Since 1983, the Fund has invested primarily in Ginnie Mae securities, which carry a guarantee backed by the full faith and credit of the U.S. government as to the timely payment of interest and principal.(1) Issued by the Government National Mortgage Association (GNMA), Ginnie Maes have been among the highest yielding U.S. government obligations available.

--------------------------------------------------------------------------------
Your Fund's Goal: Franklin U.S. Government Securities Fund seeks high, current income from a portfolio of U.S. government securities.
--------------------------------------------------------------------------------

It's a pleasure to bring you Franklin U.S. Government Securities Fund's annual report for the period ended September 30, 2000. For the year under review, Government National Mortgage Association (GNMA) securities experienced a favorable environment with excellent results for your Fund.


[FRANKLIN U.S. GOVERNMENT SECURITIES FUND--CLASS A vs. COMPARABLE INVESTMENTS* Risk vs. Return (10/95--9/00) GRAPHIC]

GRAPHIC MATERIAL (13)

This point graph compares the average annual total return measured against risk from 10/95 to 9/00 for Franklin U.S. Government Securities Fund - Class A vs. comparable investments.

                                                       Risk     Return
                                                       ----     ------
1-Year Treasury Bill                                   0.64%     5.53%
10-Year Treasury Note                                  6.38%     6.59%
30-Year Treasury Bond                                  9.58%     7.94%
Franklin U.S. Government Securities Fund - Class A     2.60%     6.27%

*Source: Standard & Poor's Micropal (Payden & Rygel). Indexes are unmanaged. Investors cannot invest directly in an index. Average annual total return represents the average annual change in value of an investment over the period indicated. These figures assume reinvestment of distributions and do not include sales charges. Risk is measured by the annualized standard deviation of monthly total returns. In general, the higher the standard deviation, the greater the volatility. The Fund's Class A shares' average annual total return does not include the current, maximum 4.25% sales charge. The value of Treasuries, if held to maturity, is fixed; principal is guaranteed and interest is fixed. The Fund's investment return and share price will fluctuate with market conditions, and you may have a gain or loss when you sell your shares. Past performance does not guarantee future results.

(1.) U.S. government securities owned by the Fund, but not shares of the Fund, are guaranteed by the U.S. government as to timely payment of principal and interest. The Fund's yield and share price are not guaranteed and will vary with market conditions.

The dollar value, number of shares or principal value, and complete legal titles of all portfolio holdings are listed in the Fund's Statement of Investments
(SOI). The SOI begins on page 64.

During the 12 months under review, the U.S. economy continued to strengthen and the Federal Reserve Board (the Fed) raised short-term interest rates four times. However, following growing evidence that the economy was slowing and that inflation was not accelerating, the Fed left rates unchanged after the last increase on May 16.

As short-term interest rates increased during the first eight months of the period, mortgage rates rose accordingly, a positive event for mortgage-backed pass-through securities, the Fund's principal investments. This type of situation usually means slower prepayments and lower prepayment risk, as higher mortgage rates reduce the incentive for homeowners to refinance their mortgages. Following the last rate hike by the Fed in May, mortgage rates steadily declined and prepayments due to refinancing increased. Fortunately, the decrease in rates was gradual and homeowner refinancing was moderate and predictable. In addition, seasonal factors peaked in August, and prepayments due to summer homeowner relocations should drop off in the near term. According to the Federal Home Loan Mortgage Corporation, the conforming 30-year fixed mortgage rate rose slightly, from 7.70% on October 1, 1999, to 7.88% on September 30, 2000, peaking at 8.64% on May 19, 2000.

As a result of the Fed's tightening during most of the period, short- and intermediate-term Treasury yields rose substantially. However, expectations of a reduced supply of longer-term Treasuries resulted in falling yields and an inverted yield curve beginning in January, where shorter-term yields were higher than longer-term yields.

GNMA pass-throughs performed extremely well during the Fund's fiscal year with a beneficial effect on the Fund. GNMAs outperformed the 30-year Treasury bond beginning in April due to superior yield and lower interest-rate risk. GNMAs also had stronger returns than Federal National Mortgage Association (FNMA) and Federal Home Loan Mortgage Corporation (FHLMC) pass-throughs, and other agency debt. Investors looked to GNMAs as the closest substitute for long-term Treasury bonds whose supply is dwindling. GNMAs are also considered more creditworthy than FNMAs and FHLMCs, which only have implied federal government support. GNMAs also offered a more stable investment alternative to equities, which experienced significant volatility during the period under review. Largely as a result of GNMAs' stellar performance, Franklin U.S. Government Securities Fund - Class A had a one-year cumulative total return of +6.90% compared with the 6.21% return of the Lehman Brothers Intermediate U.S. Government Bond Index.(2)

YIELD COMPARISON
9/30/00

FRANKLIN U.S. GOVERNMENT SECURITIES FUND--CLASS A           6.19%
GINNIE MAE FUNDS AVERAGE*                                   6.06%
MONEY MARKET FUNDS AVERAGE*                                 5.93%
10-YEAR TREASURY NOTE*                                      5.80%

*Sources: Standard & Poor's Micropal; Lipper Inc. Franklin U.S. Government Securities Fund--Class A shares' yield, calculated as required by the SEC, is based on earnings of the Fund's portfolio for the 30 days ended September 30, 2000. The value of Treasuries, if held to maturity, is fixed; principal is guaranteed and interest is fixed. Money funds attempt to maintain a stable net asset value of $1.00 per share, while shares of Franklin U.S. Government Securities Fund will fluctuate with market conditions. Lipper averages do not include sales charges.

(2.) Cumulative total return measures the change in value of an investment, assuming reinvestment of distributions, and does not include the sales charge. The index is unmanaged and includes reinvested interest. One cannot invest directly in an index.

DIVIDEND DISTRIBUTIONS
Franklin U.S. Government Securities Fund
10/1/99 - 9/30/00

                                        DIVIDEND PER SHARE
                     -----------------------------------------------------------
MONTH                 CLASS A         CLASS B         CLASS C          ADVISOR
--------------------------------------------------------------------------------
October              3.50 cents      3.20 cents      3.20 cents      3.56 cents

November             3.50 cents      3.20 cents      3.20 cents      3.56 cents

December             3.50 cents      3.22 cents      3.22 cents      3.56 cents

January              3.50 cents      3.22 cents      3.22 cents      3.58 cents

February             3.50 cents      3.22 cents      3.22 cents      3.55 cents

March                3.50 cents      3.22 cents      3.20 cents      3.56 cents

April                3.50 cents      3.22 cents      3.20 cents      3.56 cents

May                  3.60 cents      3.32 cents      3.30 cents      3.66 cents

June                 3.60 cents      3.32 cents      3.32 cents      3.66 cents

July                 3.60 cents      3.32 cents      3.32 cents      3.66 cents

August               3.65 cents      3.37 cents      3.37 cents      3.71 cents

September            3.65 cents      3.36 cents      3.35 cents      3.71 cents

TOTAL                42.60 CENTS     39.19 CENTS     39.12 CENTS     43.33 CENTS

During the first five months of the period, we sold GNMA II pass-throughs, seeking to take advantage of their strong price performance, which made them less attractive relative to GNMA I securities. Using the proceeds, we added to our position in higher-coupon GNMA I pass-throughs, thereby increasing the Fund's income. From March through June, prices of GNMA II pass-throughs declined in comparison to GNMA Is, but from July onward, GNMA II prices moved closer to GNMA Is and were only marginally more attractive. We will be watching GNMA IIs closely to take advantage of any substantial price declines to shift our exposure back to these types of pass-through securities.

Going forward, we believe that the chances of additional near-term Fed tightening have been reduced substantially, since the economy seems to be growing at a non-inflationary rate. Franklin U.S. Government Securities Fund will continue to invest primarily in GNMA pass-through securities as we seek to achieve our goal of providing high, current income for the Fund's shareholders.




/s/ Jack Lemein
Jack Lemein




/s/ Roger A. Bayston
Roger A. Bayston





/s/ T. Anthony Coffey
T. Anthony Coffey

Portfolio Management Team
Franklin U.S. Government Securities Fund



GNMA I AND GNMA II

GNMA I securities consist of underlying mortgages that conform to the Government National Mortgage Association's traditional standards for pooling mortgages; they generally come from a single issuer and are limited to a relatively narrow range of interest rates. Alternatively, GNMA II securities are composed of mortgages from multiple issuers and, therefore, tend to be more geographically diverse, and the underlying mortgages have a wider range of interest rates than GNMA I securities.

This discussion reflects our views, opinions and portfolio holdings as of September 30, 2000, the end of the reporting period. The information provided is not a complete analysis of every aspect of any industry, security or the Fund. Our strategies and the Fund's portfolio composition will change depending on market and economic conditions. Although historical performance is no guarantee of future results, these insights may help you understand our investment and management philosophy.

FRANKLIN U.S. GOVERNMENT SECURITIES FUND


--------------------------------------------------------------------------------
CLASS A: Subject to the current, maximum 4.25% initial sales charge. Prior to 7/1/94, Fund shares were offered at a lower initial sales charge; thus actual total returns may differ. Effective 5/1/94, the Fund eliminated the sales charge on reinvested dividends and implemented a Rule 12b-1 plan, which affects subsequent performance.

CLASS B: Subject to no initial sales charge, but subject to a contingent deferred sales charge (CDSC) declining from 4% to 0% over six years. These shares have higher annual fees and expenses than Class A shares.

CLASS C: Subject to 1% initial sales charge and 1% CDSC for shares redeemed within 18 months of investment. These shares have higher annual fees and expenses than Class A shares.

ADVISOR CLASS: No initial sales charge or Rule 12b-1 fees and are available to a limited class of investors.
--------------------------------------------------------------------------------


PERFORMANCE SUMMARY AS OF 9/30/00

One-year total return represents the change in value of an investment for the period indicated and does not include sales charges. Distributions will vary based on earnings of the Fund's portfolio and any profits realized from the sale of the portfolio's securities, as well as the level of operating expenses for each class. Past distributions are not indicative of future trends. All total returns include reinvested distributions at net asset value.


CLASS A
One-Year Total Return                       +6.90%
Net Asset Value (NAV)                       $6.63 (9/30/00)      $6.62 (9/30/99)
Change in NAV                               +$0.01
Distributions (10/1/99 - 9/30/00)           Dividend Income      $0.4260

CLASS B
One-Year Total Return                       +6.35%
Net Asset Value (NAV)                       $6.63 (9/30/00)      $6.62 (9/30/99)
Change in NAV                               +$0.01
Distributions (10/1/99 - 9/30/00)           Dividend Income      $0.3919

CLASS C
One-Year Total Return                       +6.36%
Net Asset Value (NAV)                       $6.61 (9/30/00)      $6.60 (9/30/99)
Change in NAV                               +$0.01
Distributions (10/1/99 - 9/30/00)           Dividend Income      $0.3912

ADVISOR CLASS
One-Year Total Return                       +7.02%
Net Asset Value (NAV)                       $6.64 (9/30/00)      $6.63 (9/30/99)
Change in NAV                               +$0.01
Distributions (10/1/99 - 9/30/00)           Dividend Income      $0.4333



              Past performance does not guarantee future results.

ADDITIONAL PERFORMANCE
AS OF 9/30/00


                                                                        INCEPTION
CLASS A                                    1-YEAR   5-YEAR     10-YEAR  (5/31/70)
Cumulative Total Return(1)                 +6.90%   +35.56%   +103.25%  +766.67%
Average Annual Total Return(2)             +2.42%    +5.37%     +6.89%    +7.23%


                                                                        INCEPTION
CLASS B                                                        1-YEAR   (1/1/99)
Cumulative Total Return(1)                                      +6.35%    +6.62%
Average Annual Total Return(2)                                  +2.35%    +1.58%

                                                                        INCEPTION
CLASS C                                             1-YEAR     5-YEAR   (5/1/95)
Cumulative Total Return(1)                           +6.36%    +31.95%   +39.42%
Average Annual Total Return(2)                       +4.25%     +5.49%    +6.12%

                                                                        INCEPTION
ADVISOR CLASS(3)                           1-YEAR   5-YEAR     10-YEAR  (5/31/70)
Cumulative Total Return(1)                 +7.02%   +36.66%   +104.89%  +773.68%
Average Annual Total Return(2)             +7.02%    +6.45%     +7.44%    +7.41%


SHARE CLASS                                   A       B           C      ADVISOR
Distribution Rate(4)                        6.33%    6.08%      6.02%     6.70%
30-Day Standardized Yield(5)                6.19%    5.93%      5.87%     6.57%


1. Cumulative total return represents the change in value of an investment over the periods indicated and does not include sales charges.

2. Average annual total return represents the average annual change in value of an investment over the periods indicated and includes the current, applicable, maximum sales charge(s) for that class.

3. Effective 1/2/97, the Fund began offering Advisor Class shares, which do not have sales charges nor Rule 12b-1 plans. Performance quotations for this class reflect the following methods of calculation: (a) For periods prior to 1/2/97, a restated figure is used based upon the Fund's Class A performance, excluding the effect of Class A's maximum initial sales charge and including the effect of the Class A Rule 12b-1 fees; and (b) for periods after 1/1/97, an actual Advisor Class figure is used reflecting a deduction of all charges and fees applicable to that class. Since 1/2/97 (commencement of sales), the cumulative and average annual total returns of Advisor Class shares were +26.50% and +6.47%.

4. Distribution rate is based on an annualization of the respective class's September dividend and the maximum offering price (net asset value for Class B and Advisor Class) per share on 9/30/00.

5. Yield, calculated as required by the SEC, is based on the earnings of the Fund's portfolio for the 30 days ended 9/30/00.




For updated performance figures, see "Prices and Performance" at franklintempleton.com, or call Franklin Templeton Investments at 1-800/342-5236.


--------------------------------------------------------------------------------
Bond prices, and thus the Fund's share price, generally move in the opposite direction from interest rates. Since markets can go down as well as up, investment return and principal value will fluctuate with market conditions, and you may have a gain or loss when you sell your shares.
--------------------------------------------------------------------------------




Past performance does not guarantee future results.

FRANKLIN U.S. GOVERNMENT
SECURITIES FUND


TOTAL RETURN INDEX COMPARISON
FOR HYPOTHETICAL $10,000 INVESTMENT


Total return represents the change in value of an investment over the periods shown. It includes the current, applicable, maximum sales charge(s), Fund expenses, account fees and reinvested distributions. The unmanaged index differs from the Fund in composition, does not pay management fees or expenses and includes reinvested interest. One cannot invest directly in an index. The Consumer Price Index (CPI) is a commonly used measure of inflation.



AVERAGE ANNUAL TOTAL RETURN
9/30/00

CLASS A
---------------------------------------
1-Year                           +2.42%

5-Year                           +5.37%

10-Year                          +6.89%

Since Inception (5/31/70)        +7.23%





AVERAGE ANNUAL TOTAL RETURN
9/30/00

CLASS B
---------------------------------------
1-Year                           +2.35%

Since Inception (1/1/99)         +1.58%

GRAPHIC MATERIAL (14)

This graph compares the performance of Franklin U.S. Government Securities Fund
- Class A, tracking the growth in value of a $10,000 investment, to that of the Lehman Brothers Intermediate U.S. Government Bond Index and CPI from 10/1/90-9/30/00.

              FRANKLIN U.S.   LEHMAN
              GOVERNMENT      BROTHERS
              SECURITIES      INTERMEDIATE
              FUND            U.S. GOVT.
              - CLASS A       BOND INDEX          CPI
              -----------------------------------------
10/01/1990       $9,581            $10,000      $10,000
10/31/1990       $9,688            $10,139      $10,060
11/30/1990       $9,867            $10,292      $10,082
12/31/1990      $10,004            $10,434      $10,082
01/31/1991      $10,141            $10,542      $10,143
02/28/1991      $10,193            $10,606      $10,158
03/31/1991      $10,276            $10,664      $10,173
04/30/1991      $10,370            $10,774      $10,188
05/31/1991      $10,465            $10,834      $10,219
06/30/1991      $10,516            $10,843      $10,249
07/31/1991      $10,674            $10,960      $10,264
08/31/1991      $10,801            $11,168      $10,294
09/30/1991      $10,961            $11,358      $10,339
10/31/1991      $11,106            $11,488      $10,354
11/30/1991      $11,170            $11,622      $10,385
12/31/1991      $11,375            $11,905      $10,392
01/31/1992      $11,298            $11,790      $10,407
02/29/1992      $11,379            $11,827      $10,445
03/31/1992      $11,349            $11,780      $10,498
04/30/1992      $11,431            $11,886      $10,513
05/31/1992      $11,605            $12,063      $10,528
06/30/1992      $11,747            $12,236      $10,565
07/31/1992      $11,857            $12,471      $10,588
08/31/1992      $12,017            $12,599      $10,617
09/30/1992      $12,112            $12,772      $10,647
10/31/1992      $12,023            $12,619      $10,684
11/30/1992      $12,069            $12,567      $10,699
12/31/1992      $12,217            $12,729      $10,692
01/31/1993      $12,382            $12,966      $10,744
02/28/1993      $12,515            $13,157      $10,782
03/31/1993      $12,579            $13,206      $10,819
04/30/1993      $12,644            $13,309      $10,850
05/31/1993      $12,708            $13,273      $10,865
06/30/1993      $12,844            $13,465      $10,880
07/31/1993      $12,910            $13,492      $10,880
08/31/1993      $12,977            $13,693      $10,911
09/30/1993      $12,984            $13,749      $10,934
10/31/1993      $13,009            $13,782      $10,978
11/30/1993      $12,962            $13,713      $10,986
12/31/1993      $13,061            $13,769      $10,986
01/31/1994      $13,180            $13,906      $11,016
02/28/1994      $13,057            $13,715      $11,053
03/31/1994      $12,691            $13,515      $11,091
04/30/1994      $12,605            $13,427      $11,106
05/31/1994      $12,613            $13,437      $11,114
06/30/1994      $12,555            $13,439      $11,152
07/31/1994      $12,785            $13,615      $11,182
08/31/1994      $12,824            $13,655      $11,227
09/30/1994      $12,649            $13,541      $11,257
10/31/1994      $12,610            $13,544      $11,265
11/30/1994      $12,591            $13,483      $11,279
12/31/1994      $12,709            $13,528      $11,279
01/31/1995      $12,968            $13,748      $11,325
02/28/1995      $13,289            $14,014      $11,370
03/31/1995      $13,350            $14,091      $11,407
04/30/1995      $13,532            $14,254      $11,445
05/31/1995      $13,983            $14,656      $11,468
06/30/1995      $14,067            $14,750      $11,491
07/31/1995      $14,089            $14,757      $11,491
08/31/1995      $14,237            $14,880      $11,521
09/30/1995      $14,364            $14,979      $11,544
10/31/1995      $14,514            $15,144      $11,582
11/30/1995      $14,664            $15,329      $11,574
12/31/1995      $14,836            $15,481      $11,566
01/31/1996      $14,924            $15,611      $11,634
02/29/1996      $14,796            $15,445      $11,671
03/31/1996      $14,733            $15,374      $11,732
04/30/1996      $14,670            $15,330      $11,778
05/31/1996      $14,628            $15,322      $11,800
06/30/1996      $14,807            $15,478      $11,807
07/31/1996      $14,853            $15,526      $11,829
08/31/1996      $14,855            $15,543      $11,852
09/30/1996      $15,104            $15,744      $11,890
10/31/1996      $15,378            $16,002      $11,928
11/30/1996      $15,607            $16,196      $11,951
12/31/1996      $15,518            $16,108      $11,951
01/31/1997      $15,613            $16,169      $11,989
02/28/1997      $15,661            $16,195      $12,026
03/31/1997      $15,616            $16,103      $12,056
04/30/1997      $15,853            $16,285      $12,071
05/31/1997      $15,992            $16,412      $12,063
06/30/1997      $16,179            $16,553      $12,078
07/31/1997      $16,487            $16,859      $12,092
08/31/1997      $16,437            $16,795      $12,115
09/30/1997      $16,627            $16,978      $12,146
10/31/1997      $16,794            $17,177      $12,176
11/30/1997      $16,816            $17,215      $12,169
12/31/1997      $16,986            $17,354      $12,154
01/31/1998      $17,155            $17,580      $12,177
02/28/1998      $17,153            $17,560      $12,200
03/31/1998      $17,226            $17,615      $12,223
04/30/1998      $17,348            $17,699      $12,245
05/31/1998      $17,467            $17,822      $12,267
06/30/1998      $17,536            $17,941      $12,282
07/31/1998      $17,630            $18,009      $12,297
08/31/1998      $17,802            $18,350      $12,312
09/30/1998      $18,026            $18,777      $12,326
10/31/1998      $17,940            $18,809      $12,356
11/30/1998      $18,037            $18,751      $12,356
12/31/1998      $18,108            $18,824      $12,349
01/31/1999      $18,231            $18,909      $12,378
02/28/1999      $18,117            $18,650      $12,393
03/31/1999      $18,216            $18,773      $12,430
04/30/1999      $18,289            $18,823      $12,521
05/31/1999      $18,146            $18,708      $12,521
06/30/1999      $18,057            $18,735      $12,521
07/31/1999      $17,913            $18,737      $12,559
08/31/1999      $17,927            $18,763      $12,589
09/30/1999      $18,215            $18,924      $12,649
10/31/1999      $18,312            $18,962      $12,672
11/30/1999      $18,326            $18,975      $12,680
12/31/1999      $18,257            $18,916      $12,680
01/31/2000      $18,102            $18,852      $12,718
02/29/2000      $18,314            $19,009      $12,793
03/31/2000      $18,584            $19,225      $12,897
04/30/2000      $18,541            $19,218      $12,905
05/31/2000      $18,616            $19,269      $12,921
06/30/2000      $18,921            $19,576      $12,988
07/31/2000      $19,025            $19,705      $13,018
08/31/2000      $19,307            $19,926      $13,018
09/30/2000      $19,473            $20,099      $13,085


GRAPHIC MATERIAL (15)

This graph compares the performance of Franklin U.S. Government Securities Fund
- Class B, tracking the growth in value of a $10,000 investment, to that of the Lehman Brothers Intermediate U.S. Government Bond Index from 1/1/99-9/30/00.


                                    LEHMAN
                 FRANKLIN U.S.      BROTHERS
                 GOVERNMENT         INTERMEDIATE
                 SECURITIES FUND    U.S. GOVT.
                 - CLASS B          BOND INDEX          CPI
                 -------------------------------------------
01/01/1999           $10,000         $10,000         $10,000
01/31/1999           $10,068         $10,045         $10,024
02/28/1999           $9,986          $9,907          $10,036
03/31/1999           $10,051         $9,973          $10,066
04/30/1999           $10,087         $10,000         $10,140
05/31/1999           $10,005         $9,939          $10,140
06/30/1999           $9,936          $9,953          $10,140
07/31/1999           $9,868          $9,954          $10,170
08/31/1999           $9,856          $9,968          $10,194
09/30/1999           $10,025         $10,053         $10,243
10/31/1999           $10,074         $10,073         $10,262
11/30/1999           $10,062         $10,080         $10,268
12/31/1999           $10,019         $10,049         $10,268
01/31/2000           $9,946          $10,015         $10,299
02/29/2000           $10,042         $10,098         $10,360
03/31/2000           $10,186         $10,213         $10,444
04/30/2000           $10,174         $10,209         $10,451
05/31/2000           $10,210         $10,237         $10,463
06/30/2000           $10,373         $10,399         $10,518
07/31/2000           $10,410         $10,468         $10,542
08/31/2000           $10,560         $10,585         $10,542
09/30/2000           $10,279         $10,677         $10,597


              Past performance does not guarantee future results.

GRAPHIC MATERIAL (16)

This graph compares the performance of Franklin U.S. Government Securities Fund
- Class C, tracking the growth in value of a $10,000 investment, to that of the Lehman Brothers Intermediate U.S. Government Bond Index and CPI from 5/1/95-9/30/00.

                                    LEHMAN
                 FRANKLIN U.S.      BROTHERS
                 GOVERNMENT         INTERMEDIATE
                 SECURITIES FUND    U.S. GOVT.
                 - CLASS C          BOND INDEX         CPI
                 -------------------------------------------
05/01/1995           $9,896          $10,000         $10,000
05/31/1995           $10,194         $10,282         $10,020
06/30/1995           $10,249         $10,348         $10,040
07/31/1995           $10,260         $10,353         $10,040
08/31/1995           $10,362         $10,439         $10,066
09/30/1995           $10,454         $10,509         $10,086
10/31/1995           $10,557         $10,624         $10,120
11/30/1995           $10,661         $10,754         $10,112
12/31/1995           $10,780         $10,861         $10,105
01/31/1996           $10,853         $10,952         $10,165
02/29/1996           $10,754         $10,836         $10,198
03/31/1996           $10,687         $10,786         $10,251
04/30/1996           $10,652         $10,755         $10,291
05/31/1996           $10,616         $10,749         $10,310
06/30/1996           $10,725         $10,859         $10,316
07/31/1996           $10,754         $10,892         $10,336
08/31/1996           $10,766         $10,904         $10,356
09/30/1996           $10,930         $11,045         $10,389
10/31/1996           $11,123         $11,226         $10,422
11/30/1996           $11,301         $11,362         $10,442
12/31/1996           $11,214         $11,301         $10,442
01/31/1997           $11,294         $11,344         $10,475
02/28/1997           $11,307         $11,362         $10,508
03/31/1997           $11,269         $11,297         $10,534
04/30/1997           $11,434         $11,425         $10,547
05/31/1997           $11,546         $11,514         $10,540
06/30/1997           $11,675         $11,613         $10,553
07/31/1997           $11,892         $11,828         $10,565
08/31/1997           $11,833         $11,783         $10,586
09/30/1997           $11,966         $11,911         $10,612
10/31/1997           $12,081         $12,051         $10,639
11/30/1997           $12,091         $12,077         $10,632
12/31/1997           $12,208         $12,175         $10,619
01/31/1998           $12,324         $12,333         $10,640
02/28/1998           $12,317         $12,320         $10,660
03/31/1998           $12,363         $12,358         $10,680
04/30/1998           $12,446         $12,417         $10,699
05/31/1998           $12,526         $12,503         $10,719
06/30/1998           $12,569         $12,587         $10,731
07/31/1998           $12,632         $12,634         $10,744
08/31/1998           $12,749         $12,873         $10,757
09/30/1998           $12,905         $13,173         $10,770
10/31/1998           $12,819         $13,196         $10,796
11/30/1998           $12,901         $13,155         $10,796
12/31/1998           $12,946         $13,206         $10,789
01/31/1999           $13,028         $13,265         $10,815
02/28/1999           $12,941         $13,084         $10,828
03/31/1999           $13,006         $13,170         $10,861
04/30/1999           $13,051         $13,206         $10,940
05/31/1999           $12,943         $13,125         $10,940
06/30/1999           $12,874         $13,143         $10,940
07/31/1999           $12,765         $13,145         $10,973
08/31/1999           $12,770         $13,163         $10,999
09/30/1999           $12,970         $13,276         $11,052
10/31/1999           $13,033         $13,303         $11,072
11/30/1999           $13,037         $13,312         $11,079
12/31/1999           $12,982         $13,271         $11,079
01/31/2000           $12,867         $13,226         $11,112
02/29/2000           $13,012         $13,335         $11,177
03/31/2000           $13,198         $13,488         $11,269
04/30/2000           $13,161         $13,482         $11,276
05/31/2000           $13,208         $13,519         $11,289
06/30/2000           $13,420         $13,733         $11,348
07/31/2000           $13,468         $13,824         $11,374
08/31/2000           $13,662         $13,979         $11,374
09/30/2000           $13,797         $14,101         $11,433

GRAPHIC MATERIAL (17)

This graph compares the performance of Franklin U.S. Government Securities Fund
- Advisor Class, tracking the growth in value of a $10,000 investment, to that of the Lehman Brothers Intermediate U.S. Government Bond Index and CPI from 10/1/90-9/30/00.

                                    LEHMAN
                 FRANKLIN U.S.      BROTHERS
                 GOVERNMENT         INTERMEDIATE
                 SECURITIES FUND    U.S. GOVT.
                 - ADVISOR CLASS    BOND INDEX        CPI
                -------------------------------------------
10/01/1990           $10,000           $10,000      $10,000
10/31/1990           $10,111           $10,139      $10,060
11/30/1990           $10,298           $10,292      $10,082
12/31/1990           $10,441           $10,434      $10,082
01/31/1991           $10,585           $10,542      $10,143
02/28/1991           $10,639           $10,606      $10,158
03/31/1991           $10,725           $10,664      $10,173
04/30/1991           $10,824           $10,774      $10,188
05/31/1991           $10,923           $10,834      $10,219
06/30/1991           $10,976           $10,843      $10,249
07/31/1991           $11,140           $10,960      $10,264
08/31/1991           $11,274           $11,168      $10,294
09/30/1991           $11,440           $11,358      $10,339
10/31/1991           $11,592           $11,488      $10,354
11/30/1991           $11,658           $11,622      $10,385
12/31/1991           $11,873           $11,905      $10,392
01/31/1992           $11,792           $11,790      $10,407
02/29/1992           $11,877           $11,827      $10,445
03/31/1992           $11,845           $11,780      $10,498
04/30/1992           $11,931           $11,886      $10,513
05/31/1992           $12,112           $12,063      $10,528
06/30/1992           $12,261           $12,236      $10,565
07/31/1992           $12,375           $12,471      $10,588
08/31/1992           $12,543           $12,599      $10,617
09/30/1992           $12,642           $12,772      $10,647
10/31/1992           $12,549           $12,619      $10,684
11/30/1992           $12,597           $12,567      $10,699
12/31/1992           $12,751           $12,729      $10,692
01/31/1993           $12,924           $12,966      $10,744
02/28/1993           $13,062           $13,157      $10,782
03/31/1993           $13,129           $13,206      $10,819
04/30/1993           $13,197           $13,309      $10,850
05/31/1993           $13,264           $13,273      $10,865
06/30/1993           $13,406           $13,465      $10,880
07/31/1993           $13,475           $13,492      $10,880
08/31/1993           $13,544           $13,693      $10,911
09/30/1993           $13,552           $13,749      $10,934
10/31/1993           $13,578           $13,782      $10,978
11/30/1993           $13,529           $13,713      $10,986
12/31/1993           $13,633           $13,769      $10,986
01/31/1994           $13,756           $13,906      $11,016
02/28/1994           $13,628           $13,715      $11,053
03/31/1994           $13,246           $13,515      $11,091
04/30/1994           $13,156           $13,427      $11,106
05/31/1994           $13,164           $13,437      $11,114
06/30/1994           $13,104           $13,439      $11,152
07/31/1994           $13,345           $13,615      $11,182
08/31/1994           $13,385           $13,655      $11,227
09/30/1994           $13,202           $13,541      $11,257
10/31/1994           $13,162           $13,544      $11,265
11/30/1994           $13,142           $13,483      $11,279
12/31/1994           $13,265           $13,528      $11,279
01/31/1995           $13,535           $13,748      $11,325
02/28/1995           $13,870           $14,014      $11,370
03/31/1995           $13,933           $14,091      $11,407
04/30/1995           $14,123           $14,254      $11,445
05/31/1995           $14,594           $14,656      $11,468
06/30/1995           $14,682           $14,750      $11,491
07/31/1995           $14,705           $14,757      $11,491
08/31/1995           $14,860           $14,880      $11,521
09/30/1995           $14,992           $14,979      $11,544
10/31/1995           $15,148           $15,144      $11,582
11/30/1995           $15,305           $15,329      $11,574
12/31/1995           $15,485           $15,481      $11,566
01/31/1996           $15,576           $15,611      $11,634
02/29/1996           $15,443           $15,445      $11,671
03/31/1996           $15,377           $15,374      $11,732
04/30/1996           $15,311           $15,330      $11,778
05/31/1996           $15,268           $15,322      $11,800
06/30/1996           $15,454           $15,478      $11,807
07/31/1996           $15,503           $15,526      $11,829
08/31/1996           $15,505           $15,543      $11,852
09/30/1996           $15,765           $15,744      $11,890
10/31/1996           $16,050           $16,002      $11,928
11/30/1996           $16,290           $16,196      $11,951
12/31/1996           $16,197           $16,108      $11,951
01/31/1997           $16,369           $16,169      $11,989
02/28/1997           $16,397           $16,195      $12,026
03/31/1997           $16,351           $16,103      $12,056
04/30/1997           $16,624           $16,285      $12,071
05/31/1997           $16,770           $16,412      $12,063
06/30/1997           $16,968           $16,553      $12,078
07/31/1997           $17,292           $16,859      $12,092
08/31/1997           $17,216           $16,795      $12,115
09/30/1997           $17,441           $16,978      $12,146
10/31/1997           $17,593           $17,177      $12,176
11/30/1997           $17,642           $17,215      $12,169
12/31/1997           $17,821           $17,354      $12,154
01/31/1998           $17,974           $17,580      $12,177
02/28/1998           $17,999           $17,560      $12,200
03/31/1998           $18,076           $17,615      $12,223
04/30/1998           $18,181           $17,699      $12,245
05/31/1998           $18,334           $17,822      $12,267
06/30/1998           $18,407           $17,941      $12,282
07/31/1998           $18,481           $18,009      $12,297
08/31/1998           $18,662           $18,350      $12,312
09/30/1998           $18,925           $18,777      $12,326
10/31/1998           $18,810           $18,809      $12,356
11/30/1998           $18,939           $18,751      $12,356
12/31/1998           $19,015           $18,824      $12,349
01/31/1999           $19,146           $18,909      $12,378
02/28/1999           $19,001           $18,650      $12,393
03/31/1999           $19,107           $18,773      $12,430
04/30/1999           $19,212           $18,823      $12,521
05/31/1999           $19,064           $18,708      $12,521
06/30/1999           $18,944           $18,735      $12,521
07/31/1999           $18,823           $18,737      $12,559
08/31/1999           $18,810           $18,763      $12,589
09/30/1999           $19,145           $18,924      $12,649
10/31/1999           $19,248           $18,962      $12,672
11/30/1999           $19,235           $18,975      $12,680
12/31/1999           $19,164           $18,916      $12,680
01/31/2000           $19,033           $18,852      $12,718
02/29/2000           $19,227           $19,009      $12,793
03/31/2000           $19,512           $19,225      $12,897
04/30/2000           $19,498           $19,218      $12,905
05/31/2000           $19,578           $19,269      $12,921
06/30/2000           $19,901           $19,576      $12,988
07/31/2000           $19,983           $19,705      $13,018
08/31/2000           $20,281           $19,926      $13,018
09/30/2000           $20,489           $20,099      $13,085

AVERAGE ANNUAL TOTAL RETURN
9/30/00

CLASS C
---------------------------------------
1-Year                            +4.25%

5-Year                            +5.49%

Since Inception (5/1/95)          +6.12%




AVERAGE ANNUAL TOTAL RETURN
9/30/00

ADVISOR CLASS**
---------------------------------------
1-Year                           +7.02%

5-Year                           +6.45%

10-Year                          +7.44%

Since Inception (5/31/70)        +7.41%



*Source: Standard and Poor's Micropal. The Lehman Brothers Intermediate U.S. Government Bond Index includes fixed-rate debt issues rated investment grade or higher by Moody's, S&P, or Fitch, in that order. All issues have at least one year to maturity and an outstanding par value of at least $100 million for U.S. government issues. All returns are market value weighted inclusive of accrued interest. The index includes issues of the U.S. Government or any agency thereof. It includes only issues with a remaining term to maturity of less than ten years. Total return includes price appreciation/depreciation and income as a percentage of the original investment. The total return index is rebalanced monthly by market capitalization.

**Effective 1/2/97, the Fund began offering Advisor Class shares, which do not have sales charges nor Rule 12b-1 plans. Performance quotations for this class reflect the following methods of calculation: (a) For periods prior to 1/2/97, a restated figure is used based upon the Fund's Class A performance, excluding the effect of Class A's maximum initial sales charge and including the effect of the Class A Rule 12b-1 fees; and (b) for periods after 1/1/97, an actual Advisor Class figure is used reflecting a deduction of all charges and fees applicable to that class.



Past performance does not guarantee future results.

[FUND CATEGORY PYRAMID GRAPHIC]


FRANKLIN UTILITIES FUND


--------------------------------------------------------------------------------
Your Fund's Goal: Franklin Utilities Fund seeks both capital appreciation and current income from a portfolio of public utility industry securities.
--------------------------------------------------------------------------------


It was an exciting year for Franklin Utilities Fund. We experienced two different market environments in the electric utilities industry, as dramatically improved equity performance during the second half of the Fund's fiscal year contrasted sharply with lackluster returns in the first half. Two catalysts in particular provided the fuel for electric utilities' strong performance in the latter portion of the period. First, because of deregulation, electric utility companies generated higher earnings growth rates. Earnings per share for the S&P Electrical Utilities Index through the 12 months ended June 30, 2000, were 14.3% higher than the prior reporting period, a substantial jump for such companies.(1) This surprise earnings growth attracted the attention of many investors just as they were shifting focus away from technology industries. Second, declining interest rates had a positive impact on many of the Fund's holdings. For example, the yield on the 10-year Treasury note, which peaked at 6.79% in January, closed the Fund's fiscal year 99 basis points lower at 5.80%. Due to lower rates and a big positive turnaround in the sector from March 10 through September 30, the Fund's Class A shares finished the year with a +24.27% cumulative total return as shown in the Performance Summary beginning on page 38, easily surpassing the benchmark Standard & Poor's 500 (S&P 500) Index, which posted a 13.28% return.(2)


1. Source: Standard & Poor's Micropal. The Standard & Poor's Electrical Utilities Index is a capitalization-weighted index of all stocks designed to measure the performance of the electric power utilities company sector of the Standard & Poor's 500 Index.

2. Source: Standard & Poor's Micropal. The S&P 500 Composite Index consists of 500 domestic stocks, comprising four broad sectors: industrials, utilities, financials and transportation. The S&P 500 serves as the standard for measuring large-cap U.S. stock market performance. Since some industries are characterized by companies of relatively small stock capitalization, the index is not composed of the 500 largest U.S., publicly traded companies. The index is unmanaged and includes reinvested dividends. One cannot invest directly in an index.

The dollar value, number of shares or principal value, and complete legal titles of all portfolio holdings are listed in the Fund's Statement of Investments
(SOI). The SOI begins on page 68.

We did not change the Fund's asset class weightings significantly during the past year. We continued to focus on individual companies as we sought to take advantage of developing industry themes. The one dominant industry theme during the period was the strong economic returns achieved by companies with excess generating capacity. Each of our top 10 holdings at the end of the reporting period was a leader in electricity generation that followed a strategy of building and acquiring new generating power plants outside the umbrella of regulation. Given the strong U.S. economic climate during the 1990s and the lack of new capacity built during the decade, a significant supply and demand disequilibrium exists in the country that we feel will not be resolved for at least two to three years. We believe the result of this situation is that superior returns could continue for Fund holdings such as Duke Energy, FPL Group, Dominion Resources, PECO Energy, Entergy, TECO Energy, AES Corporation and Reliant Energy. Given the strong earnings growth among pure generation companies, several integrated utilities also started along the path of separating their unregulated growth engines from their regulated operations. Fund positions that already have initiated such activities include Xcel Energy, Southern Company, Reliant Energy and Constellation Energy.


[PORTFOLIO BREAKDOWN PIE CHART]

Franklin Utilities Fund
Based on Total Net Assets
9/30/00




Utilities Stocks                                    82.7%
Convertible Securities                                8.0%
Utilities Bonds                                       7.5%
Short-Term Investments & Other Net Assets             1.8%

TOP 10 HOLDINGS
Franklin Utilities Fund
9/30/00


                                               % OF TOTAL
COMPANY                                        NET ASSETS
---------------------------------------------------------
Duke Energy Corp.                                    7.5%

FPL Group Inc.                                       6.1%

Southern Co.                                         5.6%

PECO Energy Co.                                      4.8%

Dominion Resources Inc.                              4.3%

Unicom Corp.                                         4.0%

Entergy Corp.                                        4.0%

Reliant Energy Inc.                                  2.9%

Constellation Energy Group Inc.                      2.7%

TECO Energy Inc.                                     2.3%


During the period, Franklin Utilities Fund maintained the same total return strategy that it has followed since its creation in 1948. A pioneer in the field of utilities funds, we consider ourselves unique today because we remain steadfastly dedicated to the electric utilities industry. We closed out the Fund's fiscal year with 93% of the Fund's total net assets invested in electric utilities securities, with the remainder of the Fund dedicated to telecommunications and gas utility investments. Yet, we remain open to the possibilities these sectors can provide. Given the sell-off in the securities of telecommunications services companies, we initiated positions in AT&T and Verizon Communications. We also reduced the portfolio's bond weighting during the fiscal year from 13.8% of total net assets on September 30, 1999, to 7.5% at the end of the period, as we took advantage of very high dividend yield opportunities offered by electric utilities stocks early in the year.

Going forward, we continue to believe electric utilities companies are attractively valued relative to the overall equities market. On September 30, 2000, the S&P Electrical Utilities Index was trading at just 54% of the relative value of the S&P 500 Index, based on a price/earnings ratio of projected 2000 earnings.(3) However, in our opinion this relative valuation does not accurately represent the industry's increasing growth prospects relative to the S&P 500 Index. Consequently, we feel the Fund is strongly positioned to benefit from the increased earnings growth prospects that the electric industry now offers and remain optimistic regarding the Fund's future potential performance.



/s/ Sally Edwards Haff


Sally Edwards Haff
Portfolio Manager
Franklin Utilities Fund



(3.) Source: PaineWebber, 10/9/00.


--------------------------------------------------------------------------------
This discussion reflects our views, opinions and portfolio holdings as of September 30, 2000, the end of the reporting period. The information provided is not a complete analysis of every aspect of any country, industry, security or the Fund. Our strategies and the Fund's portfolio composition will change depending on market and economic conditions. Although historical performance is no guarantee of future results, these insights may help you understand our investment and management philosophy.
--------------------------------------------------------------------------------

FRANKLIN UTILITIES FUND



--------------------------------------------------------------------------------
CLASS A: Subject to the current, maximum 4.25% initial sales charge. Prior to 7/1/94, Fund shares were offered at a lower initial sales charge; thus actual total returns may differ. Effective 5/1/94, the Fund implemented a Rule 12b-1 plan, which affects subsequent performance.

CLASS B: Subject to no initial sales charge, but subject to a contingent deferred sales charge (CDSC) declining from 4% to 0% over six years. These shares have higher annual fees and expenses than Class A shares.

CLASS C: Subject to 1% initial sales charge and 1% CDSC for shares redeemed within 18 months of investment. These shares have higher annual fees and expenses than Class A shares.

ADVISOR CLASS: No initial sales charge or Rule 12b-1 fees and are available to a limited class of investors.
--------------------------------------------------------------------------------


PERFORMANCE SUMMARY AS OF 9/30/00

One-year total return represents the change in value of an investment for the period indicated and does not include sales charges. Distributions will vary based on earnings of the Fund's portfolio and any profits realized from the sale of the portfolio's securities, as well as the level of operating expenses for each class. Past distributions are not indicative of future trends. All total returns include reinvested distributions at net asset value.



CLASS A
One-Year Total Return                       +24.27%
Net Asset Value (NAV)                       $10.89 (9/30/00)           $9.59 (9/30/99)
Change in NAV                               +$1.30

Distributions (10/1/99 - 9/30/00)           Dividend Income            $0.4480
                                            Long-Term Capital Gain     $0.3640
                                            ----------------------------------
                                            Total                      $0.8120
CLASS B
One-Year Total Return                       +23.79%
Net Asset Value (NAV)                       $10.90 (9/30/00)           $9.59 (9/30/99)
Change in NAV                               +$1.31

Distributions (10/1/99 - 9/30/00)           Dividend Income            $0.4055
                                            Long-Term Capital Gain     $0.3640
                                            ----------------------------------
                                            Total                      $0.7695
CLASS C
One-Year Total Return                       +23.65%
Net Asset Value (NAV)                       $10.88 (9/30/00)           $9.58 (9/30/99)
Change in NAV                               +$1.30

Distributions (10/1/99 - 9/30/00)           Dividend Income            $0.4011
                                            Long-Term Capital Gain     $0.3640
                                            ----------------------------------
                                            Total                      $0.7651
ADVISOR CLASS
One-Year Total Return                       +24.50%
Net Asset Value (NAV)                       $10.92 (9/30/00)           $9.61 (9/30/99)
Change in NAV                               +$1.31

Distributions (10/1/99 - 9/30/00)           Dividend Income            $0.4613
                                            Long-Term Capital Gain     $0.3640
                                            ----------------------------------
                                            Total                      $0.8253


Franklin Utilities Fund paid distributions derived from long-term capital gains of 36.40 cents ($0.3640) per share in December 1999. The Fund hereby designates such distributions as capital gain dividends per Internal Revenue Code Section 852 (b)(3).


              Past performance does not guarantee future results.
38

ADDITIONAL PERFORMANCE
AS OF 9/30/00

                                                                                INCEPTION
CLASS A                                  1-YEAR       5-YEAR        10-YEAR     (9/30/48)
-----------------------------------------------------------------------------------------
Cumulative Total Return(1)               +24.27%      +66.65%      +195.08%    +16,191.49%

Average Annual Total Return(2)           +18.94%       +9.80%       +10.95%        +10.19%

Value of $10,000 Investment(3)           $11,894      $15,961       $28,261    $1,557,064

                                                                                INCEPTION
CLASS B                                                             1-YEAR      (1/1/99)
-----------------------------------------------------------------------------------------
Cumulative Total Return(1)                                          +23.79%      +10.95%

Average Annual Total Return(2)                                      +19.79%       +3.96%

Value of $10,000 Investment(3)                                      $11,979      $10,702

                                                                                INCEPTION
CLASS C                                               1-YEAR        5-YEAR      (5/1/95)
-----------------------------------------------------------------------------------------
Cumulative Total Return(1)                            +23.65%       +62.44%      +83.59%

Average Annual Total Return(2)                        +21.38%        +9.97%      +11.65%

Value of $10,000 Investment(3)                        $12,138       $16,080      $18,174

                                                                                INCEPTION
ADVISOR CLASS(4)                         1-YEAR       5-YEAR        10-YEAR     (9/30/48)
-----------------------------------------------------------------------------------------
Cumulative Total Return(1)               +24.50%      +69.32%      +199.79%    +16,451.97%

Average Annual Total Return(2)           +24.50%      +11.11%       +11.60%       +10.32%

Value of $10,000 Investment(3)           $12,450      $16,932       $29,979    $1,655,197

SHARE CLASS                                 A           B              C         ADVISOR
-----------------------------------------------------------------------------------------
Distribution Rate(5)                      3.94%        3.71%         3.67%        4.23%

30-Day Standardized Yield(6)              3.77%        3.46%         3.42%        4.08%


(1.) Cumulative total return represents the change in value of an investment over the periods indicated and does not include sales charges.

(2.) Average annual total return represents the average annual change in value of an investment over the periods indicated and includes the current, applicable, maximum sales charge(s) for that class.

(3.) These figures represent the value of a hypothetical $10,000 investment in the Fund over the periods indicated and include the current, applicable, maximum sales charge(s) for that class.

(4.) Effective 1/2/97, the Fund began offering Advisor Class shares, which do not have sales charges nor Rule 12b-1 plans. Performance quotations for this class reflect the following methods of calculation: (a) For periods prior to 1/2/97, a restated figure is used based upon the Fund's Class A performance, excluding the effect of Class A's maximum initial sales charge and including the effect of the Class A Rule 12b-1 fees; and (b) for periods after 1/1/97, an actual Advisor Class figure is used reflecting a deduction of all charges and fees applicable to that class. Since 1/2/97 (commencement of sales), the cumulative and average annual total returns of Advisor Class shares were +52.61% and +11.94%.

(5.) Distribution rate is based on an annualization of the respective class's September dividend and the maximum offering price (net asset value for Class B and Advisor Class) per share on 9/30/00.

(6.) Yield, calculated as required by the SEC, is based on the earnings of the Fund's portfolio for the 30 days ended 9/30/00.


For updated performance figures, see "Prices and Performance" at franklintempleton.com, or call Franklin Templeton Investments at 1-800/342-5236.


--------------------------------------------------------------------------------
Since markets can go down as well as up, investment return and principal value will fluctuate with market conditions, and you may have a gain or loss when you sell your shares.
--------------------------------------------------------------------------------



Past performance does not guarantee future results.

FRANKLIN UTILITIES FUND


TOTAL RETURN INDEX COMPARISON
FOR HYPOTHETICAL $10,000 INVESTMENT

Total return represents the change in value of an investment over the periods shown. It includes the current, applicable, maximum sales charge(s), Fund expenses, account fees and reinvested distributions. The unmanaged index differs from the Fund in composition, does not pay management fees or expenses and includes reinvested dividends. One cannot invest directly in an index.



AVERAGE ANNUAL TOTAL RETURN
9/30/00

CLASS A
---------------------------------------------
1-Year                                +18.94%

5-Year                                 +9.80%

10-Year                               +10.95%

Since Inception (9/30/48)             +10.19%




AVERAGE ANNUAL TOTAL RETURN
9/30/00

CLASS B
---------------------------------------------
1-Year                                +19.79%

Since Inception (1/1/99)               +3.96%

GRAPHIC MATERIAL (18)

The following line graph compares the performance of Franklin Utilities Fund - Class A shares to that of the S&P 500 Index, based on a $10,000 investment from 10/1/90 to 9/30/00.

               FRANKLIN UTILITIES
    DATE         FUND - CLASS A      S&P 500
--------------------------------------------
 10/01/1990          $9,577          $10,000
 10/31/1990         $10,243           $9,957
 11/30/1990         $10,435          $10,600
 12/31/1990         $10,578          $10,896
 01/31/1991         $10,473          $11,371
 02/28/1991         $10,865          $12,184
 03/31/1991         $11,020          $12,479
 04/30/1991         $11,113          $12,509
 05/31/1991         $11,073          $13,048
 06/30/1991         $10,987          $12,450
 07/31/1991         $11,393          $13,031
 08/31/1991         $11,690          $13,339
 09/30/1991         $12,117          $13,117
 10/31/1991         $12,268          $13,292
 11/30/1991         $12,529          $12,757
 12/31/1991         $13,135          $14,216
 01/31/1992         $12,604          $13,952
 02/29/1992         $12,576          $14,132
 03/31/1992         $12,519          $13,856
 04/30/1992         $12,832          $14,263
 05/31/1992         $13,158          $14,333
 06/30/1992         $13,329          $14,120
 07/31/1992         $14,035          $14,697
 08/31/1992         $13,992          $14,396
 09/30/1992         $14,076          $14,564
 10/31/1992         $13,930          $14,614
 11/30/1992         $13,945          $15,111
 12/31/1992         $14,328          $15,297
 01/31/1993         $14,595          $15,425
 02/28/1993         $15,381          $15,635
 03/31/1993         $15,498          $15,965
 04/30/1993         $15,498          $15,578
 05/31/1993         $15,483          $15,994
 06/30/1993         $15,860          $16,041
 07/31/1993         $16,195          $15,977
 08/31/1993         $16,683          $16,582
 09/30/1993         $16,622          $16,454
 10/31/1993         $16,529          $16,795
 11/30/1993         $15,774          $16,636
 12/31/1993         $15,979          $16,837
 01/31/1994         $15,665          $17,409
 02/28/1994         $14,897          $16,937
 03/31/1994         $14,389          $16,199
 04/30/1994         $14,596          $16,406
 05/31/1994         $13,785          $16,675
 06/30/1994         $13,332          $16,267
 07/31/1994         $13,930          $16,800
 08/31/1994         $14,010          $17,489
 09/30/1994         $13,655          $17,063
 10/31/1994         $13,901          $17,446
 11/30/1994         $14,065          $16,811
 12/31/1994         $14,111          $17,060
 01/31/1995         $14,944          $17,502
 02/28/1995         $14,928          $18,185
 03/31/1995         $14,712          $18,721
 04/30/1995         $15,034          $19,271
 05/31/1995         $15,896          $20,042
 06/30/1995         $15,898          $20,507
 07/31/1995         $15,847          $21,188
 08/31/1995         $16,087          $21,241
 09/30/1995         $16,958          $22,137
 10/31/1995         $17,306          $22,058
 11/30/1995         $17,584          $23,026
 12/31/1995         $18,440          $23,471
 01/31/1996         $18,742          $24,269
 02/29/1996         $18,263          $24,494
 03/31/1996         $18,246          $24,729
 04/30/1996         $17,635          $25,093
 05/31/1996         $17,832          $25,740
 06/30/1996         $18,782          $25,838
 07/31/1996         $17,744          $24,696
 08/31/1996         $17,999          $25,217
 09/30/1996         $17,966          $26,637
 10/31/1996         $18,557          $27,372
 11/30/1996         $18,815          $29,441
 12/31/1996         $18,815          $28,858
 01/31/1997         $18,912          $30,662
 02/28/1997         $19,069          $30,901
 03/31/1997         $18,536          $29,631
 04/30/1997         $18,397          $31,400
 05/31/1997         $18,972          $33,312
 06/30/1997         $19,597          $34,805
 07/31/1997         $20,058          $37,575
 08/31/1997         $19,617          $35,471
 09/30/1997         $20,431          $37,415
 10/31/1997         $20,532          $36,165
 11/30/1997         $21,896          $37,840
 12/31/1997         $23,500          $38,491
 01/31/1998         $22,592          $38,918
 02/28/1998         $22,951          $41,724
 03/31/1998         $24,385          $43,860
 04/30/1998         $23,508          $44,303
 05/31/1998         $23,209          $43,541
 06/30/1998         $23,767          $45,309
 07/31/1998         $22,902          $44,824
 08/31/1998         $23,681          $38,342
 09/30/1998         $24,866          $40,800
 10/31/1998         $24,406          $44,117
 11/30/1998         $24,669          $46,791
 12/31/1998         $25,279          $49,486
 01/31/1999         $23,933          $51,554
 02/28/1999         $22,792          $49,951
 03/31/1999         $22,403          $51,949
 04/30/1999         $23,813          $53,960
 05/31/1999         $24,900          $52,686
 06/30/1999         $24,016          $55,610
 07/31/1999         $23,664          $53,875
 08/31/1999         $23,618          $53,606
 09/30/1999         $22,742          $52,137
 10/31/1999         $23,145          $55,437
 11/30/1999         $21,793          $56,563
 12/31/1999         $21,486          $59,894
 01/31/2000         $22,712          $56,887
 02/29/2000         $21,036          $55,812
 03/31/2000         $21,751          $61,271
 04/30/2000         $23,044          $59,426
 05/31/2000         $23,348          $58,208
 06/30/2000         $22,300          $59,640
 07/31/2000         $23,224          $58,710
 08/31/2000         $25,688          $62,356
 09/30/2000         $28,261          $59,063

GRAPHIC MATERIAL (19)

The following line graph compares the performance of Franklin Utilities Fund - Class B shares to that of the S&P 500 Index, based on a $10,000 investment from 1/1/99 to 9/30/00.

               FRANKLIN UTILITIES
    DATE         FUND - CLASS B       S&P 500
---------------------------------------------
 01/01/1999         $10,000           $10,000
 01/31/1999          $9,468           $10,418
 02/28/1999          $9,016           $10,094
 03/31/1999          $8,859           $10,498
 04/30/1999          $9,416           $10,904
 05/31/1999          $9,845           $10,647
 06/30/1999          $9,487           $11,238
 07/31/1999          $9,339           $10,887
 08/31/1999          $9,321           $10,833
 09/30/1999          $8,964           $10,536
 10/31/1999          $9,133           $11,203
 11/30/1999          $8,600           $11,430
 12/31/1999          $8,479           $12,103
 01/31/2000          $8,961           $11,496
 02/29/2000          $8,282           $11,278
 03/31/2000          $8,572           $12,381
 04/30/2000          $9,071           $12,009
 05/31/2000          $9,190           $11,763
 06/30/2000          $8,768           $12,052
 07/31/2000          $9,131           $11,864
 08/31/2000         $10,088           $12,601
 09/30/2000         $10,702           $11,935


              Past performance does not guarantee future results.

GRAPHIC MATERIAL (20)

The following line graph compares the performance of Franklin Utilities Fund - Class C shares to that of the S&P 500 Index, based on a $10,000 investment from 5/1/95 to 9/30/00.

                FRANKLIN UTILITIES
    DATE          FUND - CLASS C         S&P 500
------------------------------------------------
 05/01/1995           $9,899             $10,000
 05/31/1995          $10,492             $10,400
 06/30/1995          $10,500             $10,641
 07/31/1995          $10,454             $10,995
 08/31/1995          $10,613             $11,022
 09/30/1995          $11,188             $11,487
 10/31/1995          $11,406             $11,446
 11/30/1995          $11,578             $11,948
 12/31/1995          $12,150             $12,179
 01/31/1996          $12,325             $12,593
 02/29/1996          $12,021             $12,710
 03/31/1996          $12,005             $12,832
 04/30/1996          $11,603             $13,021
 05/31/1996          $11,721             $13,357
 06/30/1996          $12,331             $13,407
 07/31/1996          $11,648             $12,815
 08/31/1996          $11,816             $13,085
 09/30/1996          $11,791             $13,822
 10/31/1996          $12,167             $14,203
 11/30/1996          $12,337             $15,277
 12/31/1996          $12,333             $14,975
 01/31/1997          $12,397             $15,911
 02/28/1997          $12,487             $16,035
 03/31/1997          $12,125             $15,376
 04/30/1997          $12,034             $16,294
 05/31/1997          $12,398             $17,286
 06/30/1997          $12,804             $18,060
 07/31/1997          $13,106             $19,498
 08/31/1997          $12,804             $18,406
 09/30/1997          $13,331             $19,415
 10/31/1997          $13,397             $18,766
 11/30/1997          $14,275             $19,635
 12/31/1997          $15,320             $19,973
 01/31/1998          $14,727             $20,195
 02/28/1998          $14,948             $21,651
 03/31/1998          $15,875             $22,759
 04/30/1998          $15,304             $22,989
 05/31/1998          $15,096             $22,594
 06/30/1998          $15,454             $23,511
 07/31/1998          $14,891             $23,259
 08/31/1998          $15,383             $19,896
 09/30/1998          $16,163             $21,171
 10/31/1998          $15,849             $22,893
 11/30/1998          $16,006             $24,280
 12/31/1998          $16,398             $25,678
 01/31/1999          $15,524             $26,752
 02/28/1999          $14,784             $25,920
 03/31/1999          $14,528             $26,956
 04/30/1999          $15,428             $28,000
 05/31/1999          $16,132             $27,339
 06/30/1999          $15,542             $28,856
 07/31/1999          $15,299             $27,956
 08/31/1999          $15,269             $27,816
 09/30/1999          $14,698             $27,054
 10/31/1999          $14,958             $28,766
 11/30/1999          $14,069             $29,350
 12/31/1999          $13,865             $31,079
 01/31/2000          $14,657             $29,519
 02/29/2000          $13,558             $28,961
 03/31/2000          $14,033             $31,794
 04/30/2000          $14,851             $30,837
 05/31/2000          $15,047             $30,204
 06/30/2000          $14,353             $30,947
 07/31/2000          $14,949             $30,465
 08/31/2000          $16,520             $32,356
 09/30/2000          $18,174             $30,648

GRAPHIC MATERIAL (21)

The following line graph compares the performance of Franklin Utilities Fund - Advisor Class shares to that of the S&P 500 Index, based on a $10,000 investment from 10/1/90 to 9/30/00.

               FRANKLIN UTILITIES
    DATE      FUND - ADVISOR CLASS    S&P 500
---------------------------------------------
 10/01/1990          $10,000          $10,000
 10/31/1990          $10,695           $9,957
 11/30/1990          $10,896          $10,600
 12/31/1990          $11,044          $10,896
 01/31/1991          $10,935          $11,371
 02/28/1991          $11,344          $12,184
 03/31/1991          $11,506          $12,479
 04/30/1991          $11,603          $12,509
 05/31/1991          $11,561          $13,048
 06/30/1991          $11,472          $12,450
 07/31/1991          $11,895          $13,031
 08/31/1991          $12,206          $13,339
 09/30/1991          $12,651          $13,117
 10/31/1991          $12,809          $13,292
 11/30/1991          $13,082          $12,757
 12/31/1991          $13,715          $14,216
 01/31/1992          $13,160          $13,952
 02/29/1992          $13,131          $14,132
 03/31/1992          $13,072          $13,856
 04/30/1992          $13,398          $14,263
 05/31/1992          $13,739          $14,333
 06/30/1992          $13,917          $14,120
 07/31/1992          $14,654          $14,697
 08/31/1992          $14,609          $14,396
 09/30/1992          $14,697          $14,564
 10/31/1992          $14,545          $14,614
 11/30/1992          $14,560          $15,111
 12/31/1992          $14,960          $15,297
 01/31/1993          $15,239          $15,425
 02/28/1993          $16,060          $15,635
 03/31/1993          $16,182          $15,965
 04/30/1993          $16,182          $15,578
 05/31/1993          $16,166          $15,994
 06/30/1993          $16,560          $16,041
 07/31/1993          $16,910          $15,977
 08/31/1993          $17,419          $16,582
 09/30/1993          $17,355          $16,454
 10/31/1993          $17,258          $16,795
 11/30/1993          $16,470          $16,636
 12/31/1993          $16,684          $16,837
 01/31/1994          $16,357          $17,409
 02/28/1994          $15,554          $16,937
 03/31/1994          $15,024          $16,199
 04/30/1994          $15,240          $16,406
 05/31/1994          $14,393          $16,675
 06/30/1994          $13,921          $16,267
 07/31/1994          $14,544          $16,800
 08/31/1994          $14,629          $17,489
 09/30/1994          $14,257          $17,063
 10/31/1994          $14,514          $17,446
 11/30/1994          $14,685          $16,811
 12/31/1994          $14,734          $17,060
 01/31/1995          $15,604          $17,502
 02/28/1995          $15,586          $18,185
 03/31/1995          $15,361          $18,721
 04/30/1995          $15,697          $19,271
 05/31/1995          $16,597          $20,042
 06/30/1995          $16,600          $20,507
 07/31/1995          $16,546          $21,188
 08/31/1995          $16,797          $21,241
 09/30/1995          $17,706          $22,137
 10/31/1995          $18,069          $22,058
 11/30/1995          $18,360          $23,026
 12/31/1995          $19,254          $23,471
 01/31/1996          $19,569          $24,269
 02/29/1996          $19,069          $24,494
 03/31/1996          $19,051          $24,729
 04/30/1996          $18,413          $25,093
 05/31/1996          $18,619          $25,740
 06/30/1996          $19,611          $25,838
 07/31/1996          $18,527          $24,696
 08/31/1996          $18,793          $25,217
 09/30/1996          $18,758          $26,637
 10/31/1996          $19,375          $27,372
 11/30/1996          $19,645          $29,441
 12/31/1996          $19,645          $28,858
 01/31/1997          $19,747          $30,662
 02/28/1997          $19,910          $30,901
 03/31/1997          $19,360          $29,631
 04/30/1997          $19,215          $31,400
 05/31/1997          $19,815          $33,312
 06/30/1997          $20,474          $34,805
 07/31/1997          $20,957          $37,575
 08/31/1997          $20,474          $35,471
 09/30/1997          $21,353          $37,415
 10/31/1997          $21,438          $36,165
 11/30/1997          $22,863          $37,840
 12/31/1997          $24,569          $38,491
 01/31/1998          $23,620          $38,918
 02/28/1998          $23,995          $41,724
 03/31/1998          $25,503          $43,860
 04/30/1998          $24,609          $44,303
 05/31/1998          $24,274          $43,541
 06/30/1998          $24,866          $45,309
 07/31/1998          $23,961          $44,824
 08/31/1998          $24,753          $38,342
 09/30/1998          $26,093          $40,800
 10/31/1998          $25,612          $44,117
 11/30/1998          $25,887          $46,791
 12/31/1998          $26,512          $49,486
 01/31/1999          $25,126          $51,554
 02/28/1999          $23,932          $49,951
 03/31/1999          $23,533          $51,949
 04/30/1999          $25,010          $53,960
 05/31/1999          $26,148          $52,686
 06/30/1999          $25,231          $55,610
 07/31/1999          $24,839          $53,875
 08/31/1999          $24,814          $53,606
 09/30/1999          $23,880          $52,137
 10/31/1999          $24,328          $55,437
 11/30/1999          $22,886          $56,563
 12/31/1999          $22,598          $59,894
 01/31/2000          $23,883          $56,887
 02/29/2000          $22,100          $55,812
 03/31/2000          $22,885          $61,271
 04/30/2000          $24,241          $59,426
 05/31/2000          $24,560          $58,208
 06/30/2000          $23,442          $59,640
 07/31/2000          $24,438          $58,710
 08/31/2000          $27,021          $62,356
 09/30/2000          $29,979          $59,063

AVERAGE ANNUAL TOTAL RETURN
9/30/00
---------------------------------------------
CLASS C

1-Year                                +21.38%

5-Year                                +9.97%

Since Inception (5/1/95)              +11.65%



AVERAGE ANNUAL TOTAL RETURN
9/30/00

ADVISOR CLASS**
---------------------------------------------
1-Year                                +24.50%

5-Year                                +11.11%

10-Year                               +11.60%

Since Inception (9/30/48)             +10.32%


*Source: Standard and Poor's Micropal. The S&P 500 Composite Index consists of 500 domestic stocks, comprising four broad sectors: industrials, utilities, financials and transportation. The S&P 500 serves as the standard for measuring large-cap U.S. stock market performance. Since some industries are characterized by companies of relatively small stock capitalization, the index is not composed of the 500 largest U.S., publicly traded companies.

**Effective 1/2/97, the Fund began offering Advisor Class shares, which do not have sales charges nor Rule 12b-1 plans. Performance quotations for this class reflect the following methods of calculation: (a) For periods prior to 1/2/97, a restated figure is used based upon the Fund's Class A performance, excluding the effect of Class A's maximum initial sales charge and including the effect of the Class A Rule 12b-1 fees; and (b) for periods after 1/1/97, an actual Advisor Class figure is used reflecting a deduction of all charges and fees applicable to that class.



Past performance does not guarantee future results.

FRANKLIN CUSTODIAN FUNDS, INC.
Financial Highlights


FRANKLIN DYNATECH FUND

                                                                               YEAR ENDED SEPTEMBER 30,
                                                   --------------------------------------------------------------------------------
CLASS A                                              2000(g)             1999             1998             1997             1996
-----------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the year)
Net asset value, beginning of year ..........      $   23.11         $     17.84      $     18.48      $     14.03      $     12.78
                                                   --------------------------------------------------------------------------------
Income from investment operations:
 Net investment income(c)....................            .56                 .37              .27              .10              .06
 Net realized and unrealized gains ..........           5.30                5.14              .23             4.81             1.54
                                                   --------------------------------------------------------------------------------
Total from investment operations ............           5.86                5.51              .50             4.91             1.60
                                                   --------------------------------------------------------------------------------
Less distributions from:
 Net investment income ......................           (.37)               (.24)            (.17)            (.06)            (.12)
 Net realized gains .........................             --                  --             (.97)            (.40)            (.23)
                                                   --------------------------------------------------------------------------------
Total distributions .........................           (.37)               (.24)           (1.14)            (.46)            (.35)
                                                   --------------------------------------------------------------------------------
Net asset value, end of year ................      $   28.60         $     23.11      $     17.84      $     18.48      $     14.03
                                                   ================================================================================
Total return(a) .............................          25.57%              31.15%            3.06%           35.63%           12.84%
RATIOS/SUPPLEMENTAL DATA
Net assets, end of year (000's) .............      $ 809,140         $   499,471      $   215,864      $   188,102      $   104,508
Ratios to average net assets:
 Expenses ...................................            .94%               1.00%            1.02%            1.04%            1.05%
 Net investment income ......................           1.98%               1.70%            1.55%             .75%             .43%
Portfolio turnover rate .....................           5.45%               6.49%           10.84%            5.59%           11.94%


CLASS B
------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the year)
Net asset value, beginning of year ..........      $   28.05
                                                   ---------
Income from investment operations:
 Net investment income ......................            .28
 Net realized and unrealized gains ..........            .12
                                                   ---------
Total from investment operations ............            .40
                                                   ---------
Net asset value, end of year ................      $   28.45
                                                   =========

Total return(a) .............................           1.43%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of year (000's) .............      $   4,749
Ratios to average net assets:
 Expenses ...................................           1.73%(b)
 Net investment income ......................           1.43%(b)
Portfolio turnover rate .....................           5.45%



(a) Total return does not reflect sales commissions or the contingent deferred sales charge, and is not annualized for periods less than one year.

(b)  Annualized.

(c) Based on average shares outstanding effective year ended September 30, 1999.

(g) For the period February 1, 2000 (effective date) to September 30, 2000 for Class B.

FRANKLIN CUSTODIAN FUNDS, INC.
Financial Highlights (continued)


FRANKLIN DYNATECH FUND (CONT.)

                                                                              YEAR ENDED SEPTEMBER 30,
                                                   ----------------------------------------------------------------------------
CLASS C                                               2000              1999             1998             1997          1996(d)
-------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the year)
Net asset value, beginning of year ..........      $    22.64        $    17.53       $    18.30       $    14.03      $  13.57
                                                   ----------------------------------------------------------------------------
Income from investment operations:
 Net investment income(c)....................             .34               .22              .15              .07            --
 Net realized and unrealized gains ..........            5.21              5.05              .17             4.66           .46
                                                   ----------------------------------------------------------------------------
Total from investment operations ............            5.55              5.27              .32             4.73           .46
                                                   ----------------------------------------------------------------------------
Less distributions from:
 Net investment income ......................            (.24)             (.16)            (.12)            (.06)           --
 Net realized gains .........................              --                --             (.97)            (.40)           --
Total distributions .........................            (.24)             (.16)           (1.09)            (.46)           --
                                                   ----------------------------------------------------------------------------
Net asset value, end of year ................      $    27.95        $    22.64       $    17.53       $    18.30      $  14.03
                                                   ============================================================================

Total return(a) .............................           24.65%            30.20%            2.03%           34.32%         3.39%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of year (000's) .............      $  126,313        $   73,890       $   12,358       $    3,386      $     --
Ratios to average net assets:
 Expenses ...................................            1.69%             1.75%            1.79%            1.82%         1.85%(b)
 Net investment income ......................            1.23%             1.00%             .81%             .25%         (.14%)(b)
Portfolio turnover rate .....................            5.45%             6.49%           10.84%            5.59%        11.94%


(a) Total return does not reflect sales commissions or the contingent deferred sales charge, and is not annualized for periods less than one year.

(b)  Annualized.

(c) Based on average shares outstanding effective year ended September 30, 1999.

(d)  For the period September 16, 1996 (effective date) to September 30, 1996.


                       See notes to financial statements.

FRANKLIN CUSTODIAN FUNDS, INC.
STATEMENT OF INVESTMENTS, SEPTEMBER 30, 2000


     DYNATECH FUND                                                                        SHARES           VALUE
-----------------------------------------------------------------------------------------------------------------
    COMMON STOCKS 52.1%
     AEROSPACE & DEFENSE .6%
(a)  General Motors Corp., H ..................................................           150,000      $  5,577,000
                                                                                                       ------------
     AIR FREIGHT/COURIERS .2%
     C.H. Robinson Worldwide Inc. .............................................            20,000         1,127,188
     United Parcel Service Inc., B ............................................            20,000         1,127,500
                                                                                                       ------------
                                                                                                          2,254,688
                                                                                                       ------------
     BIOTECHNOLOGY 3.3%
(a)  Aclara Biosciences Inc. ..................................................            28,000           850,500
(a)  Affymetrix Inc. ..........................................................             2,200           109,725
(a)  Amgen Inc. ...............................................................            90,000         6,284,531
(a)  Chiron Corp. .............................................................            30,000         1,350,000
(a)  Genentech Inc. ...........................................................           121,600        22,579,600
                                                                                                       ------------
                                                                                                         31,174,356
                                                                                                       ------------
     BROADCASTING .3%
(a)  Clear Channel Communications Inc. ........................................            20,000         1,130,000
(a)  Entercom Communications Corp. ............................................            60,000         1,796,250
                                                                                                       ------------
                                                                                                          2,926,250
                                                                                                       ------------
     CABLE/SATELLITE TV .5%
     AT&T Corp. - Liberty Media Group, A ......................................           260,000         4,680,000
(a)  NDS Group PLC, ADR (United Kingdom) ......................................             3,500           269,500
                                                                                                       ------------
                                                                                                          4,949,500
                                                                                                       ------------
     CHEMICALS: SPECIALTY .1%
     Sigma-Aldrich Corp. ......................................................            30,000           990,000
                                                                                                       ------------
     COMMUNICATIONS 2.0%
(a)  Global Crossing Ltd. (Bermuda) ...........................................            82,000         2,542,000
(a)  Nextel Communications Inc., A ............................................            80,000         3,740,000
(a)  Qwest Communications International Inc. ..................................            50,000         2,403,125
     Sprint Corp. (FON Group) .................................................            80,000         2,345,000
(a)  TeleCorp PCS Inc. ........................................................            27,600           524,400
     Vodaphone AirTouch PLC, ADR (United Kingdom) .............................            70,000         2,590,000
(a)  Worldcom Inc. ............................................................           120,000         4,556,250
                                                                                                       ------------
                                                                                                         18,700,775
                                                                                                       ------------
     COMPUTER COMMUNICATIONS 3.9%
(a)  Cisco Systems Inc. .......................................................           560,000        30,940,000
(a)  Cobalt Networks Inc. .....................................................            27,500         1,591,563
(a)  McDATA Corp., B ..........................................................            33,000         4,055,391
                                                                                                       ------------
                                                                                                         36,586,954
                                                                                                       ------------
     COMPUTER PERIPHERALS 1.3%
(a)  EMC Corp. ................................................................           100,000         9,912,500
     Symbol Technologies Inc. .................................................            67,500         2,425,781
                                                                                                       ------------
                                                                                                         12,338,281
                                                                                                       ------------
     COMPUTER PROCESSING HARDWARE 3.9%
(a)  Apple Computer Inc. ......................................................            60,000         1,545,000
     Compaq Computer Corp. ....................................................           200,000         5,516,000
     Hewlett-Packard Co. ......................................................           100,000         9,700,000
     International Business Machines Corp. ....................................            70,000         7,875,000
(a)  NCR Corp. ................................................................            20,000           756,250
(a)  Sun Microsystems Inc. ....................................................           100,000        11,675,000
                                                                                                       ------------
                                                                                                         37,067,250
                                                                                                       ------------
     CONTRACT DRILLING
     Transocean Sedco Forex Inc. ..............................................             5,808           340,494
                                                                                                       ------------

FRANKLIN CUSTODIAN FUNDS, INC.
STATEMENT OF INVESTMENTS, SEPTEMBER 30, 2000 (CONT.)


     DYNATECH FUND                                                                        SHARES           VALUE
-------------------------------------------------------------------------------------------------------------------
     COMMON STOCKS (CONT.)
     DATA PROCESSING SERVICES .3%
     First Data Corp. .........................................................            70,000      $  2,734,375
                                                                                                       ------------
     DISTRIBUTION SERVICES .1%
     McKesson HBOC Inc. .......................................................            43,000         1,314,188
                                                                                                       ------------
     ELECTRONIC COMPONENTS .1%
(a)  Stratos Lightwave Inc. ...................................................            31,400         1,012,650
                                                                                                       ------------
     ELECTRONIC EQUIPMENT/INSTRUMENTS 2.7%
(a)  Agilent Technologies Inc. ................................................           128,140         6,270,851
(a)  JDS Uniphase Corp. .......................................................           200,000        18,937,500
                                                                                                       ------------
                                                                                                         25,208,351
                                                                                                       ------------
     ELECTRONIC PRODUCTION EQUIPMENT .7%
(a)  Applied Materials Inc. ...................................................            80,000         4,745,000
     Taiwan Semiconductor Manufacturing Co. Ltd., ADR (Taiwan) ................            68,388         1,393,406
                                                                                                       ------------
                                                                                                          6,138,406
                                                                                                       ------------
     ELECTRONICS/APPLIANCES 1.1%
     Sony Corp., ADR (Japan) ..................................................           100,000        10,093,750
                                                                                                       ------------
     FINANCIAL CONGLOMERATES .4%
     Citigroup Inc. ...........................................................            66,666         3,604,131
                                                                                                       ------------
     FINANCIAL PUBLISHING/SERVICES .1%
     Equifax Inc. .............................................................            20,000           538,750
                                                                                                       ------------
     HOUSEHOLD/PERSONAL CARE .2%
     Estee Lauder Cos. Inc., A ................................................            40,000         1,465,000
                                                                                                       ------------
     INFORMATION TECHNOLOGY SERVICES .5%
(a)  Computer Sciences Corp. ..................................................            30,000         2,227,500
(a)  Equant NV (Netherlands) ..................................................            50,000         1,834,375
                                                                                                       ------------
                                                                                                          4,061,875
                                                                                                       ------------
     INSURANCE BROKERS/SERVICES
(a)  Choicepoint Inc. .........................................................             4,000           183,500
                                                                                                       ------------
     INTERNET RETAIL .1%
(a)  Amazon.com Inc. ..........................................................            24,000           922,500
                                                                                                       ------------
     INTERNET SOFTWARE/SERVICES 2.6%
(a)  Allaire Corp. ............................................................            45,000           382,500
(a)  America Online Inc. ......................................................            90,000         4,837,500
(a)  China.com Corp., A (Hong Kong) ...........................................             2,400            31,950
(a)  Inktomi Corp. ............................................................           110,000        12,540,000
(a)  Intertrust Technologies Corp. ............................................             6,800            82,025
(a)  Liberate Technologies Inc. ...............................................            42,400         1,226,950
(a)  OpenTV Corp., A ..........................................................             2,600            86,450
(a)  Proxicom Inc. ............................................................             9,800           191,100
(a)  Realnetworks Inc. ........................................................            37,200         1,478,700
(a)  SonicWALL Inc. ...........................................................            41,600         1,185,600
(a)  VeriSign Inc. ............................................................            10,000         2,025,625
(a)  VerticalNet Inc. .........................................................             7,200           252,900
(a)  Vignette Corp. ...........................................................            13,200           394,350
(a)  Websense Inc. ............................................................             2,200            52,388
                                                                                                       ------------
                                                                                                         24,768,038
                                                                                                       ------------
     INVESTMENT BANKS/BROKERS .1%
(a)  E*TRADE Group Inc. .......................................................            80,000         1,315,000
                                                                                                       ------------
     MANAGED HEALTH CARE .3%
     UnitedHealth Group Inc. ..................................................            30,000         2,962,500
                                                                                                       ------------

FRANKLIN CUSTODIAN FUNDS, INC.
STATEMENT OF INVESTMENTS, SEPTEMBER 30, 2000 (CONT.)


     DYNATECH FUND                                                                        SHARES           VALUE
-----------------------------------------------------------------------------------------------------------------
     COMMON STOCKS (CONT.)
     MEDIA CONGLOMERATES .5%
     News Corp. Ltd., ADR (Australia) .........................................            20,000      $  1,121,250
     Time Warner Inc. .........................................................            40,000         3,130,000
                                                                                                       ------------
                                                                                                          4,251,250
                                                                                                       ------------
     MEDICAL SPECIALTIES 1.1%
(a)  Inhale Therapeutic Systems Inc. ..........................................            80,000         4,510,000
     Medtronic Inc. ...........................................................           110,000         5,699,375
                                                                                                       ------------
                                                                                                         10,209,375
                                                                                                       ------------
     OILFIELD SERVICES/EQUIPMENT .3%
     Schlumberger Ltd. ........................................................            30,000         2,469,375
                                                                                                       ------------
     OTHER CONSUMER SERVICES .3%
(a)  eBay Inc. ................................................................            45,000         3,088,125
                                                                                                       ------------
     PACKAGED SOFTWARE 10.3%
(a)  Check Point Software Technologies Ltd. (Israel) ..........................           200,000        31,500,000
(a)  i2 Technologies Inc. .....................................................           160,000        29,930,000
(a)  Intuit Inc. ..............................................................            90,000         5,130,000
(a)  Microsoft Corp. ..........................................................           400,000        24,125,000
(a)  Oracle Corp. .............................................................            30,000         2,362,500
(a)  Speechworks International Inc. ...........................................            14,400           892,800
(a)  VERITAS Software Corp. ...................................................            20,000         2,840,000
                                                                                                       ------------
                                                                                                         96,780,300
                                                                                                       ------------
     PHARMACEUTICALS: MAJOR 3.1%
     Bristol-Myers Squibb Co. .................................................            50,000         2,856,250
     Johnson & Johnson ........................................................            12,780         1,200,521
     Merck & Co. Inc. .........................................................            30,000         2,233,125
     Pfizer Inc. ..............................................................           397,500        17,862,656
     Schering-Plough Corp. ....................................................           100,000         4,650,000
                                                                                                       ------------
                                                                                                         28,802,552
                                                                                                       ------------
     RECREATIONAL PRODUCTS .3%
(a)  Electronic Arts Inc. .....................................................            60,000         2,962,500
                                                                                                       ------------
     SEMICONDUCTORS 6.0%
(a)  Broadcom Corp., A ........................................................             3,200           780,000
     Intel Corp. ..............................................................         1,120,000        46,550,000
     Linear Technology Corp. ..................................................            80,000         5,180,000
(a)  Xilinx Inc. ..............................................................            45,000         3,853,125
                                                                                                       ------------
                                                                                                         56,363,125
                                                                                                       ------------
     TELECOMMUNICATIONS EQUIPMENT 4.8%
     Corning Inc. .............................................................            37,700        11,196,900
     Lucent Technologies Inc. .................................................           160,000         4,890,000
     Motorola Inc. ............................................................           555,750        15,699,937
     Nokia Corp., ADR (Finland) ...............................................           235,000         9,355,937
     Nortel Networks Corp. (Canada) ...........................................            70,000         4,169,374
                                                                                                       ------------
                                                                                                         45,312,148
                                                                                                       ------------
     TOTAL COMMON STOCKS (COST $185,207,637) ..................................                         489,467,312
                                                                                                       ------------

FRANKLIN CUSTODIAN FUNDS, INC.
STATEMENT OF INVESTMENTS, SEPTEMBER 30, 2000 (CONT.)


                                                                                       PRINCIPAL
     DYNATECH FUND                                                                      AMOUNT            VALUE
-----------------------------------------------------------------------------------------------------------------
(d)  REPURCHASE AGREEMENT 49.7%

     Joint Repurchase, 6.515%, 10/02/00 ( Maturity Value $467,473,882)
      (COST $467,220,220) .....................................................      $467,220,220      $467,220,220
      Barclays Capital Inc. (Maturity Value $43,564,630)
      Bear, Stearns & Co., Inc. (Maturity Value $29,043,085)
      Chase Securities Inc. (Maturity Value $43,564,630)
      Deutsche Bank Govt. Securities (Maturity Value $43,564,630)
      Donaldson, Lufkin & Jenrette Securities Corp. (Maturity Value $43,564,630)
      Dresdner Kleinwort Benson, North America LLC (Maturity Value $43,564,630)
      Goldman, Sachs & Co. (Maturity Value $17,306,042)
      Lehman Brothers Inc. (Maturity Value $43,564,630)
      Nesbitt Burns Securities Inc. (Maturity Value $43,564,630)
      Paribas Corporation (Maturity Value $43,564,630)
      Societe Generale (Maturity Value $29,043,085)
      UBS Warburg (Maturity Value $43,564,630)
        Collateralized by U.S. Treasury Bills and Notes
                                                                                                       ------------
     TOTAL INVESTMENTS (COST $652,427,857) 101.8% .............................                         956,687,532
     OTHER ASSETS, LESS LIABILITIES (1.8%) ....................................                         (16,485,434)
                                                                                                       ------------
     NET ASSETS 100.0% ........................................................                        $940,202,098
                                                                                                       ============


(a)  Non-income producing.

(d)  See note 1(c) regarding joint repurchase agreement.


                       See notes to financial statements.

FRANKLIN CUSTODIAN FUNDS, INC.
Financial Highlights


FRANKLIN GROWTH FUND

                                                                                      YEAR ENDED SEPTEMBER 30,
                                                 -------------------------------------------------------------------------------
CLASS A                                             2000            1999(f)            1998             1997             1996
--------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the year)
Net asset value, beginning of year ..........    $    33.21      $    28.58         $    27.09       $    22.82       $    19.38
                                                 -------------------------------------------------------------------------------
Income from investment operations:
 Net investment income(c) ...................           .45             .39                .49              .36              .22
 Net realized and unrealized gains ..........          3.96            4.89               1.71             4.34             3.53
                                                 -------------------------------------------------------------------------------
Total from investment operations ............          4.41            5.28               2.20             4.70             3.75
                                                 -------------------------------------------------------------------------------
Less distributions from:
 Net investment income ......................          (.45)           (.44)              (.47)            (.23)            (.16)
 Net realized gains .........................          (.26)           (.21)              (.24)            (.20)            (.15)
                                                 -------------------------------------------------------------------------------
Total distributions .........................          (.71)           (.65)              (.71)            (.43)            (.31)
                                                 -------------------------------------------------------------------------------
Net asset value, end of year ................    $    36.91      $    33.21         $    28.58       $    27.09       $    22.82
                                                 ===============================================================================
Total return(a) .............................         13.53%          18.63%              8.22%           20.84%           19.60%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of year (000's) .............    $2,149,928      $2,119,740         $1,635,780       $1,435,561       $1,020,486
Ratios to average net assets:
 Expenses ...................................           .93%            .89%               .88%             .89%             .87%
 Net investment income ......................          1.27%           1.19%              1.78%            1.60%            1.16%
Portfolio turnover rate .....................          8.12%           3.74%               .58%            1.77%            2.03%

CLASS B
---------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the year)
Net asset value, beginning of year ..........    $    33.03      $    31.45
                                                 ----------      ----------
Income from investment operations:
 Net investment income(c)....................           .16             .14
 Net realized and unrealized gains ..........          3.96            1.44
                                                 ----------      ----------
Total from investment operations ............          4.12            1.58
                                                 ----------      ----------
Less distributions from:
 Net investment income ......................          (.35)             --
 Net realized gains .........................          (.26)             --
                                                 ----------      ----------
Total distributions .........................          (.61)             --
                                                 ----------      ----------
Net asset value, end of year ................    $    36.54      $    33.03
                                                 ==========      ==========

Total return(a) .............................         12.68%           5.02%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of year (000's) .............    $   38,353      $   17,271
Ratios to average net assets:
 Expenses ...................................          1.68%           1.65%(b)
 Net investment income ......................           .45%            .57%(b)
Portfolio turnover rate .....................          8.12%           3.74%


(a) Total return does not reflect sales commissions or the contingent deferred sales charge, and is not annualized for periods less than one year.

(b)  Annualized.

(c) Based on average shares outstanding effective year ended September 30, 1999.

(f) For the period January 1, 1999 (effective date) to September 30, 1999 for Class B.

FRANKLIN CUSTODIAN FUNDS, INC.
Financial Highlights (continued)


FRANKLIN GROWTH FUND (CONT.)

                                                                                 YEAR ENDED SEPTEMBER 30,
                                                 ----------------------------------------------------------------------------------
CLASS C                                              2000             1999             1998             1997(e)             1996
                                                 -----------      -----------      -----------      -----------         -----------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the year)
Net asset value, beginning of year ..........    $     32.58      $     28.11      $     26.70      $     22.60         $     19.33
                                                 ----------------------------------------------------------------------------------
Income from investment operations:
 Net investment income(c) ...................            .18              .14              .29              .20                 .12
 Net realized and unrealized gains ..........           3.91             4.81             1.66             4.25                3.46
                                                 ----------------------------------------------------------------------------------
Total from investment operations ............           4.09             4.95             1.95             4.45                3.58
                                                 ----------------------------------------------------------------------------------
Less distributions from:
 Net investment income ......................           (.22)            (.27)            (.30)            (.15)               (.16)
 Net realized gains .........................           (.26)            (.21)            (.24)            (.20)               (.15)
                                                 ----------------------------------------------------------------------------------
Total distributions .........................           (.48)            (.48)            (.54)            (.35)               (.31)
                                                 ----------------------------------------------------------------------------------
Net asset value, end of year ................    $     36.19      $     32.58      $     28.11      $     26.70         $     22.60
                                                 ==================================================================================
Total return(a) .............................          12.71%           17.71%            7.39%           19.91%              18.73%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of year (000's) .............    $   374,483      $   362,216      $   189,572      $   117,218         $    43,417
Ratios to average net assets:
 Expenses ...................................           1.68%            1.65%            1.65%            1.66%               1.63%
 Net investment income ......................            .52%             .45%            1.02%             .85%                .40%
Portfolio turnover rate .....................           8.12%            3.74%             .58%            1.77%               2.03%

ADVISOR CLASS
---------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the year)
Net asset value, beginning of year ..........    $     33.27      $     28.63      $     27.13      $     23.24
                                                 --------------------------------------------------------------
Income from investment operations:
 Net investment income(c)....................            .54              .46              .57              .25
 Net realized and unrealized gains ..........           3.97             4.90             1.69             3.64
                                                 --------------------------------------------------------------
Total from investment operations ............           4.51             5.36             2.26             3.89
                                                 --------------------------------------------------------------
Less distributions from:
 Net investment income ......................           (.53)            (.51)            (.52)              --
 Net realized gains .........................           (.26)            (.21)            (.24)              --
                                                 --------------------------------------------------------------
Total distributions .........................           (.79)            (.72)            (.76)              --
                                                 --------------------------------------------------------------
Net asset value, end of year ................    $     36.99      $     33.27      $     28.63      $     27.13
                                                 ==============================================================
Total return(a) .............................          13.84%           18.89%            8.47%           16.74%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of year (000's) .............    $    39,442      $    35,461      $    41,871      $    25,823
Ratios to average net assets:
 Expenses ...................................            .68%             .65%             .65%             .66%(b)
 Net investment income ......................           1.51%            1.41%            2.01%            1.93%(b)
Portfolio turnover rate .....................           8.12%            3.74%             .58%            1.77%


(a) Total return does not reflect sales commissions or the contingent deferred sales charge, and is not annualized for periods less than one year.

(b)  Annualized.

(c) Based on average shares outstanding effective year ended September 30, 1999.

(e) For the period January 2, 1997 (effective date) to September 30, 1997 for Advisor Class.


                       See notes to financial statements.

FRANKLIN CUSTODIAN FUNDS, INC.
STATEMENT OF INVESTMENTS, SEPTEMBER 30, 2000


   GROWTH FUND                                                                              SHARES          VALUE
-------------------------------------------------------------------------------------------------------------------
     COMMON STOCKS 85.2%
     COMMERCIAL SERVICES 3.4%
(a)  ACNielsen Corp. ............................................................            81,333       $ 1,936,742
     Dun & Bradstreet Corp. .....................................................           244,000         8,402,750
     Equifax Inc. ...............................................................           400,000        10,775,000
(a)  Gartner Group Inc., B ......................................................            63,537           690,965
     Kelly Services Inc., A .....................................................           300,000         7,087,500
(a)  Programming & Systems Inc. .................................................           345,300             6,906
(a)  R. H. Donnelley Corp. ......................................................            48,800         1,030,900
     R. R. Donnelley & Sons Co. .................................................           256,000         6,288,000
(a)  Robert Half International Inc. .............................................           300,000        10,406,250
     Sabre Holdings Corp., A ....................................................           722,652        20,911,742
     W.W. Grainger, Inc. ........................................................           500,000        13,156,250
     Wallace Computer Services Inc. .............................................           500,000         7,625,000
                                                                                                       --------------
                                                                                                           88,318,005
                                                                                                       --------------
     CONSUMER DURABLES 1.4%
     Eastman Kodak Co. ..........................................................           200,000         8,175,000
     Genuine Parts Co. ..........................................................           369,000         7,034,063
     Hasbro Inc. ................................................................           600,000         6,862,500
     Mattel Inc. ................................................................         1,000,000        11,187,500
     Polaroid Corp. .............................................................           200,000         2,687,500
                                                                                                       --------------
                                                                                                           35,946,563
                                                                                                       --------------
     CONSUMER NON-DURABLES 1.9%
     American Greetings Corp., A ................................................           900,000        15,750,000
     Hershey Foods Corp. ........................................................           258,200        13,975,075
     International Flavors & Fragrances Inc. ....................................           412,600         7,529,950
     Tootsie Roll Industries Inc. ...............................................            19,400           761,450
     V. F. Corp. ................................................................           500,000        12,343,750
                                                                                                       --------------
                                                                                                           50,360,225
                                                                                                       --------------
     CONSUMER SERVICES 4.9%
     Carnival Corp. .............................................................           300,000         7,387,500
(a)  Intervisual Books Inc. .....................................................            85,000           154,063
     Time Warner Inc. ...........................................................           900,000        70,425,000
(a)  USA Networks Inc. ..........................................................           600,200        13,166,888
(a)  Viacom Inc., B .............................................................            17,577         1,028,255
     The Walt Disney Co. ........................................................           914,796        34,990,947
                                                                                                       --------------
                                                                                                          127,152,653
                                                                                                       --------------
     ELECTRONIC TECHNOLOGY 20.9%
(a)  Agilent Technologies Inc. ..................................................           152,560         7,465,905
(a)  Apple Computer Inc. ........................................................           400,000        10,300,000
     Boeing Co. .................................................................           800,000        50,400,000
(a)  Cisco Systems Inc. .........................................................         1,350,000        74,587,500
     Compaq Computer Corp. ......................................................           175,000         4,826,500
(a)  Conexant Systems Inc. ......................................................           100,000         4,187,500
(a)  Dell Computer Corp. ........................................................            40,000         1,232,500
(a)  Dionex Corp. ...............................................................           200,000         5,525,000
     General Dynamics Corp. .....................................................           500,000        31,406,250
     Hewlett-Packard Co. ........................................................           400,000        38,800,000
     Intel Corp. ................................................................           800,000        33,250,000
     International Business Machines Corp. ......................................           560,000        63,000,000
     Lockheed Martin Corp. ......................................................           500,000        16,480,000
     Lucent Technologies Inc. ...................................................           500,000        15,281,250
     Northrop Grumman Corp. .....................................................           500,000        45,437,500
     Raytheon Co., B ............................................................           600,000        17,062,500
     Rockwell International Corp. ...............................................           100,000         3,025,000

FRANKLIN CUSTODIAN FUNDS, INC.
STATEMENT OF INVESTMENTS, SEPTEMBER 30, 2000 (CONT.)


   GROWTH FUND                                                                          SHARES          VALUE
-------------------------------------------------------------------------------------------------------------------
     COMMON STOCKS (CONT.)
     ELECTRONIC TECHNOLOGY (CONT.)
(a)  Sun Microsystems Inc. ......................................................           800,000    $   93,400,000
     United Technologies Corp. ..................................................           400,000        27,700,000
                                                                                                       --------------
                                                                                                          543,367,405
                                                                                                       --------------
     ENERGY MINERALS 1.5%
     Anadarko Petroleum Corp. ...................................................            46,243         3,073,310
     BP Amoco PLC, ADR (United Kingdom) .........................................           295,200        15,645,600
     Murphy Oil Corp. ...........................................................            40,000         2,592,500
     Royal Dutch Petroleum Co., N.Y. shs. (Netherlands) .........................           280,000        16,782,500
                                                                                                       --------------
                                                                                                           38,093,910
                                                                                                       --------------
     FINANCE .1%
(a)  ChoicePoint Inc. ...........................................................            80,000         3,670,000
                                                                                                       --------------
     HEALTH SERVICES 1.0%
     Cardinal Heath Inc. ........................................................           157,500        13,889,531
(a)  Caremark RX Inc. ...........................................................            75,625           850,781
     IMS Health Inc. ............................................................           488,000        10,126,000
(a)  SYNAVANT Inc. ..............................................................            24,400           163,175
                                                                                                       --------------
                                                                                                           25,029,487
                                                                                                       --------------
     HEALTH TECHNOLOGY 19.0%
     Abbott Laboratories ........................................................           400,000        19,025,000
     Allergan Inc. ..............................................................           400,000        33,775,000
(a)  Allergan Specialty Therapeutics Inc., A ....................................            10,000           225,000
(a)  ALZA Corp. .................................................................           100,000         8,650,000
     American Home Products Corp. ...............................................           600,000        33,937,500
(a)  Amgen Inc. .................................................................           800,000        55,862,500
     Baxter International Inc. ..................................................           250,000        19,953,125
     Bristol-Myers Squibb Co. ...................................................           640,000        36,560,000
     Crescendo Pharmaceuticals Corp., A .........................................             5,000           102,500
(a)  Edwards Lifesciences Corp. .................................................            50,000         1,090,625
(a)  Immunex Corp. ..............................................................           240,000        10,440,000
     Johnson & Johnson ..........................................................           400,000        37,575,000
     Lilly (Eli) & Co. ..........................................................           400,000        32,450,000
     Mallinckrodt Inc. ..........................................................           116,000         5,292,500
     Merck & Co. Inc. ...........................................................           400,000        29,775,000
     Pfizer Inc. ................................................................         1,920,000        86,280,000
     Schering-Plough Corp. ......................................................         1,800,000        83,700,000
                                                                                                       --------------
                                                                                                          494,693,750
                                                                                                       --------------
     INDUSTRIAL SERVICES 1.4%
     Schlumberger Ltd. ..........................................................           400,000        32,925,000
     Transocean Sedco Forex Inc. ................................................            77,440         4,539,920
                                                                                                       --------------
                                                                                                           37,464,920
                                                                                                       --------------
     NON-ENERGY MINERALS
     Deltic Timber Corp. ........................................................            11,428           193,562
                                                                                                       --------------
     PROCESS INDUSTRIES 4.7%
     Air Products & Chemicals Inc. ..............................................           500,000        18,000,000
     Canadian Pacific Ltd. (Canada) .............................................           500,000        13,000,000
     Eastman Chemical Co. .......................................................            25,000           923,438
(a)  Ionics Inc. ................................................................           400,000         8,525,000
     Millipore Corp. ............................................................           400,000        19,375,000
     National Service Industries Inc. ...........................................           500,000         9,781,250
     NCH Corp. ..................................................................           200,000         7,062,500
     Pall Corp. .................................................................           500,000         9,968,750
     RPM Inc. ...................................................................           500,000         4,531,250

FRANKLIN CUSTODIAN FUNDS, INC.
STATEMENT OF INVESTMENTS, SEPTEMBER 30, 2000 (CONT.)


   GROWTH FUND                                                                          SHARES          VALUE
-------------------------------------------------------------------------------------------------------------------
     COMMON STOCKS (CONT.)
     PROCESS INDUSTRIES (CONT.)
     Sigma-Aldrich Corp. ........................................................           200,000    $    6,600,000
     Textron Inc. ...............................................................           525,000        24,215,625
                                                                                                       --------------
                                                                                                          121,982,813
                                                                                                       --------------
     PRODUCER MANUFACTURING 10.2%
(a)  American Power Conversion Corp. ............................................           500,000         9,593,750
     ArvinMeritor Inc. ..........................................................            12,499           183,579
     Avery Dennison Corp. .......................................................           220,000        10,202,500
     Caterpillar Inc. ...........................................................           200,000         6,750,000
     Deere & Co. ................................................................           300,000         9,975,000
     Emerson Electric Co. .......................................................           500,000        33,500,000
     Illinois Tool Works Inc. ...................................................           161,500         9,023,813
     Ingersoll-Rand Co. .........................................................           437,500        14,820,313
     Minnesota Mining & Manufacturing Co. .......................................           400,000        36,450,000
     Molex Inc. .................................................................           146,483         7,974,168
     Molex Inc., A ..............................................................           146,483         6,069,889
(a)  Osmonics Inc. ..............................................................           300,000         2,400,000
     Pitney Bowes Inc. ..........................................................           500,000        19,718,750
     Teleflex Inc. ..............................................................           500,000        17,187,500
     Thomas & Betts Corp. .......................................................           300,000         5,231,250
     Tyco International Ltd. (Bermuda) ..........................................         1,441,198        74,780,161
                                                                                                       --------------
                                                                                                          263,860,673
                                                                                                       --------------
     RETAIL TRADE .3%
     Albertson's Inc. ...........................................................           235,000         4,935,000
     Tiffany & Co. ..............................................................            30,000         1,156,875
     Weis Markets Inc. ..........................................................            58,218         2,310,527
                                                                                                       --------------
                                                                                                            8,402,402
                                                                                                       --------------
     TECHNOLOGY SERVICES 4.8%
     Automatic Data Processing Inc. .............................................           800,000        53,500,000
(a)  Computer Sciences Corp. ....................................................           900,000        66,825,000
(a)  Microsoft Corp. ............................................................            90,000         5,428,125
                                                                                                       --------------
                                                                                                          125,753,125
                                                                                                       --------------
     TRANSPORTATION 8.0%
(a)  Alaska Air Group Inc. ......................................................           500,000        12,000,000
(a)  AMR Corp. ..................................................................         1,000,000        32,687,500
     British Airways PLC, ADR (United Kingdom) ..................................           200,000         8,550,000
(a)  Continental Airlines Inc., B ...............................................           500,000        22,718,750
     Delta Air Lines Inc. .......................................................         1,000,000        44,375,000
     KLM Royal Dutch Airlines, N.Y. shs. (Netherlands) ..........................           500,001         9,343,769
(a)  Northwest Airlines Corp. ...................................................           500,000        12,281,250
     Providence & Worcester Railroad Co. ........................................            85,000           600,310
     UAL Corp. ..................................................................           900,000        37,800,000
     Union Pacific Corp. ........................................................           300,000        11,662,500
(a)  US Airways Group Inc. ......................................................           500,000        15,218,750
                                                                                                       --------------
                                                                                                          207,237,829
                                                                                                       --------------
     UTILITIES 1.7%
     Coastal Corp. ..............................................................           600,000        44,475,000
                                                                                                       --------------
     TOTAL COMMON STOCKS (COST $1,006,194,094) ..................................                       2,216,002,322
                                                                                                       --------------

FRANKLIN CUSTODIAN FUNDS, INC.
STATEMENT OF INVESTMENTS, SEPTEMBER 30, 2000 (CONT.)


                                                                                     PRINCIPAL
   GROWTH FUND                                                                         AMOUNT             VALUE
-------------------------------------------------------------------------------------------------------------------
(d)  REPURCHASE AGREEMENT 15.0%

     Joint Repurchase Agreement, 6.515%, 10/02/00 (Maturity Value $390,445,558)
     (COST $390,233,694) ........................................................      $390,233,694    $  390,233,694
      Barclays Capital Inc. (Maturity Value $36,386,238)
      Bear, Stearns & Co., Inc. (Maturity Value $24,257,491)
      Chase Securities Inc. (Maturity Value $36,386,238)
      Deutsche Bank Govt. Securities (Maturity Value $36,386,238)
      Donaldson, Lufkin & Jenrette Securities Corp. (Maturity Value $36,386,238)
      Dresdner Kleinwort Benson, North America LLC (Maturity Value $36,386,238)
      Goldman, Sachs & Co. (Maturity Value $14,454,434)
      Lehman Brothers Inc. (Maturity Value $36,386,238)
      Nesbitt Burns Securities Inc. (Maturity Value $36,386,238)
      Paribas Corporation (Maturity Value $36,386,238)
      Societe Generale (Maturity Value $24,257,491)
      UBS Warburg (Maturity Value $36,386,238)
          Collateralized by U.S. Treasury Bills and Notes
                                                                                                       --------------
     TOTAL INVESTMENTS (COST $1,396,427,788) 100.2% .............................                       2,606,236,016
     OTHER ASSETS, LESS LIABILITIES (.2%) .......................................                         (4,030,308)
                                                                                                       --------------
     NET ASSETS 100.0% ..........................................................                      $2,602,205,708
                                                                                                       ==============


(a)    Non-income producing.

(d)    See Note 1(c) regarding joint repurchase agreement.



                       See notes to financial statements.

FRANKLIN CUSTODIAN FUNDS, INC.
Financial Highlights


FRANKLIN INCOME FUND

                                                                               YEAR ENDED SEPTEMBER 30,
                                                 ---------------------------------------------------------------------------------
CLASS A                                              2000             1999(f)             1998             1997             1996
----------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the year)
Net asset value, beginning of year ..........    $     2.23       $     2.34          $     2.49       $     2.30       $     2.30
                                                 ---------------------------------------------------------------------------------
Income from investment operations:
 Net investment income(c) ...................           .18              .17                 .17              .18              .19
 Net realized and unrealized gains (losses) .           .13             (.09)               (.11)             .20              .02
                                                 ---------------------------------------------------------------------------------
Total from investment operations ............           .31              .08                 .06              .38              .21
                                                 ---------------------------------------------------------------------------------
Less distributions from:
 Net investment income ......................          (.18)            (.18)               (.18)            (.18)            (.18)
 Net realized gains .........................          (.01)            (.01)               (.03)            (.01)            (.03)
                                                 ---------------------------------------------------------------------------------
Total distributions .........................          (.19)            (.19)               (.21)            (.19)            (.21)
                                                 ---------------------------------------------------------------------------------
Net asset value, end of year ................    $     2.35       $     2.23          $     2.34       $     2.49       $     2.30
                                                 =================================================================================
Total return(a) .............................         14.68%            4.02%               2.23%           17.31%            9.43%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of year (000's) .............    $6,083,135       $6,776,804          $7,704,983       $7,738,746       $6,780,153
Ratios to average net assets:
 Expenses ...................................           .76%             .73%                .72%             .72%             .70%
 Net investment income ......................          8.01%            7.46%               6.83%            7.45%            8.27%
Portfolio turnover rate .....................         24.41%           17.35%              22.01%           16.15%           25.29%

CLASS B
----------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the year)
Net asset value, beginning of year ..........    $     2.24       $     2.36
                                                 ---------------------------
Income from investment operations:
 Net investment income(c) ...................           .17              .12
 Net realized and unrealized gains (losses) .           .12             (.11)
                                                 ---------------------------
Total from investment operations ............           .29              .01
                                                 ---------------------------
Less distributions from:
 Net investment income ......................          (.17)            (.13)
 Net realized gains .........................          (.01)              --
                                                 ---------------------------
Total distributions .........................          (.18)            (.13)
Net asset value, end of year ................    $     2.35       $     2.24
                                                 ===========================
Total return(a) .............................         14.09%             .34%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of year (000's) .............    $  140,711        $  83,031
Ratios to average net assets:
 Expenses ...................................          1.26%            1.23%(b)
 Net investment income ......................          7.49%            7.22%(b)
Portfolio turnover rate .....................         24.41%           17.35%

(a) Total return does not reflect sales commissions or the contingent deferred sales charge, and is not annualized for periods less than one year.

(b)  Annualized.

(c) Based on average shares outstanding effective year ended September 30, 1999.

(f) For the period January 1, 1999 (effective date) to September 30, 1999 for Class B.

FRANKLIN CUSTODIAN FUNDS, INC.
Financial Highlights (continued)


FRANKLIN INCOME FUND (CONT.)

                                                                            YEAR ENDED SEPTEMBER 30,
                                                 ----------------------------------------------------------------------------
CLASS C                                             2000            1999          1998             1997(e)           1996
-----------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the year)
Net asset value, beginning of year ..........    $      2.24    $      2.34    $      2.49      $      2.30       $      2.30
                                                 ----------------------------------------------------------------------------
Income from investment operations:
 Net investment income(c) ...................            .17            .16            .16              .16               .17
 Net realized and unrealized gains (losses) .            .13           (.08)          (.11)             .21               .03
                                                 ----------------------------------------------------------------------------
Total from investment operations ............            .30            .08            .05              .37               .20
                                                 ----------------------------------------------------------------------------
Less distributions from:
 Net investment income ......................           (.17)          (.17)          (.17)            (.17)             (.17)
 Net realized gains .........................           (.01)          (.01)          (.03)            (.01)             (.03)
                                                 ----------------------------------------------------------------------------
Total distributions .........................           (.18)          (.18)          (.20)            (.18)             (.20)
                                                 ----------------------------------------------------------------------------
Net asset value, end of year ................    $      2.36    $      2.24    $      2.34      $      2.49       $      2.30
                                                 ============================================================================
Total return(a) .............................          14.54%          3.46%          1.70%           16.72%             8.86%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of year (000's) .............    $   872,662    $   997,438    $ 1,014,634      $   695,355       $   343,314
Ratios to average net assets:
 Expenses ...................................           1.26%          1.23%          1.22%            1.22%             1.21%
 Net investment income ......................           7.51%          6.97%          6.35%            6.96%             7.84%
Portfolio turnover rate .....................          24.41%         17.35%         22.01%           16.15%            25.29%

ADVISOR CLASS
-----------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the year)
Net asset value, beginning of year ..........    $      2.23    $      2.34    $      2.48      $      2.34
                                                 ----------------------------------------------------------
Income from investment operations:
 Net investment income(c) ...................            .18            .17            .17              .14
 Net realized and unrealized gains (losses) .            .12           (.09)          (.10)             .14
                                                 ----------------------------------------------------------
Total from investment operations ............            .30            .08            .07              .28
                                                 ----------------------------------------------------------
Less distributions from:
 Net investment income ......................           (.18)          (.18)          (.18)            (.14)
 Net realized gains .........................           (.01)          (.01)          (.03)              --
                                                 ----------------------------------------------------------
Total distributions .........................           (.19)          (.19)          (.21)            (.14)
                                                 ----------------------------------------------------------
Net asset value, end of year ................    $      2.34    $      2.23    $      2.34      $      2.48
                                                 ==========================================================
Total return(a) .............................          14.90%          3.71%          2.82%           12.31%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of year (000's) .............    $    21,220    $    23,891    $    21,851      $    13,318
Ratios to average net assets:
 Expenses ...................................            .61%           .58%           .57%             .57%(b)
 Net investment income ......................           8.16%          7.60%          7.02%            7.58%(b)
Portfolio turnover rate .....................          24.41%         17.35%         22.01%           16.15%


(a) Total return does not reflect sales commissions or the contingent deferred sales charge, and is not annualized for periods less than one year.

(b)  Annualized.

(c) Based on average shares outstanding effective year ended September 30, 1999.

(e) For the period January 2, 1997 (effective date) to September 30, 1997 for Advisor Class.

                       See notes to financial statements.

FRANKLIN CUSTODIAN FUNDS, INC.
STATEMENT OF INVESTMENTS, SEPTEMBER 30, 2000


    INCOME FUND                                                                COUNTRY             SHARES                VALUE
----------------------------------------------------------------------------------------------------------------------------------
    COMMON STOCKS 37.4%
    CONSUMER DURABLES .5%
    General Motors Corp. ..............................................     United States            520,000        $   33,800,000
                                                                                                                    --------------
    CONSUMER NON-DURABLES 6.7%
    Nabisco Group Holdings Corp. ......................................     United States            600,000            17,100,000
    Philip Morris Cos. Inc. ...........................................     United States         14,500,000           426,843,750
    R.J. Reynolds Tobacco Holdings Inc. ...............................     United States            933,500            30,105,375
                                                                                                                    --------------
                                                                                                                       474,049,125
                                                                                                                    --------------
    ENERGY MINERALS 3.4%
    Athabasca Oil Sands Trust .........................................        Canada              2,700,000            55,988,303
    BP Prudhoe Bay Royalty Trust ......................................     United States            500,000             6,937,500
    Canadian Oil Sands Trust Units ....................................        Canada              2,400,000            49,926,891
    Chesapeake Energy Corp. ...........................................     United States          6,100,000            43,843,750
    EOG Resources Inc. ................................................     United States            731,800            28,448,725
    Petroleo Brasileiro SA (Petrobras), ADR ...........................        Brazil              1,360,000            40,885,000
    Ultramar Diamond Shamrock Corp. ...................................     United States            625,000            15,859,375
                                                                                                                    --------------
                                                                                                                       241,889,544
                                                                                                                    --------------
    NON-ENERGY MINERALS 1.9%
    Anglo American Platinum Corp. Ltd., ADR ...........................     South Africa             943,691            33,501,031
    AngloGold Ltd., ADR ...............................................     South Africa           2,320,000            42,630,000
    De Beers Consolidated Mines AG, ADR ...............................     South Africa             400,000            11,075,000
    Impala Platinum Holdings Ltd., ADR ................................     South Africa           1,184,200            50,032,450
                                                                                                                    --------------
                                                                                                                       137,238,481
                                                                                                                    --------------
    PROCESS INDUSTRIES
(a) Dan River Inc., A .................................................     United States            209,700               904,331
                                                                                                                    --------------

    REAL ESTATE .2%
    Liberty Property Trust ............................................     United States            300,000             8,250,000
    MeriStar Hospitality Corp. ........................................     United States            112,500             2,278,125
                                                                                                                    --------------
                                                                                                                        10,528,125
                                                                                                                    --------------
    TELECOMMUNICATIONS .5%
    Telecom Argentina Stet-France Telecom, SA, B, ADR .................       Argentina            1,700,000            36,762,500
                                                                                                                    --------------
    UTILITIES 24.2%
    American Electric Power Co. Inc. ..................................     United States          3,500,000           136,937,500
    Cinergy Corp. .....................................................     United States          2,000,000            66,125,000
    Conectiv Inc. .....................................................     United States            100,000             1,787,500
    Dominion Resources Inc. ...........................................     United States          1,100,000            63,868,750
    DTE Energy Co. ....................................................     United States            400,000            15,300,000
    Edison International ..............................................     United States          1,550,000            29,934,375
    Energy East Corp. .................................................     United States          1,900,000            42,987,500
    Entergy Corp. .....................................................     United States          3,400,000           126,650,000
    FirstEnergy Corp. .................................................     United States          1,400,000            37,712,500
    Florida Progress Corp. ............................................     United States          2,620,000           138,696,250
    FPL Group Inc. ....................................................     United States          1,400,000            92,050,000
    GPU Inc. ..........................................................     United States          1,700,000            55,143,750
    Hawaiian Electric Industries Inc. .................................     United States            800,000            27,900,000
    KeySpan Corp. .....................................................     United States            950,000            38,118,750
    PECO Energy Co. ...................................................     United States          2,000,000           121,125,000
    PG&E Corp. ........................................................     United States          2,627,500            63,552,656
    Potomac Electric Power Co. ........................................     United States          1,900,000            47,856,250
    Public Service Enterprise Group Inc. ..............................     United States          2,350,000           105,015,626
    Reliant Energy Inc. ...............................................     United States          2,000,000            93,000,000
    Sempra Energy .....................................................     United States          1,900,000            39,543,750
    Sierra Pacific Resources ..........................................     United States          1,300,000            23,400,000
    Southern Co. ......................................................     United States          2,700,000            87,581,250
    TXU Corp. .........................................................     United States          2,600,000           103,025,000

FRANKLIN CUSTODIAN FUNDS, INC.
STATEMENT OF INVESTMENTS, SEPTEMBER 30, 2000 (CONT.)


      INCOME FUND                                                                COUNTRY             SHARES                VALUE
----------------------------------------------------------------------------------------------------------------------------------
      COMMON STOCKS (CONT.)
      UTILITIES (CONT.)
      Western Resources Inc. ............................................     United States          2,200,000        $   47,575,000
      Xcel Energy Inc. ..................................................     United States          4,300,000           118,250,000
                                                                                                                      --------------
                                                                                                                       1,723,136,405
                                                                                                                      --------------
      MISCELLANEOUS
(e,f) Continucare Corp. .................................................     United States          3,591,463             2,020,198
      International Wireless Communications Holdings Inc. ...............     United States            652,652               391,591
                                                                                                                      --------------
                                                                                                                           2,411,789
                                                                                                                      --------------
      TOTAL COMMON STOCKS (COST $1,932,216,929)                                                                        2,660,720,300
                                                                                                                      --------------
      PREFERRED STOCKS .7%
      NON-ENERGY MINERALS .1%
      Freeport-McMoran Copper & Gold Inc., cum. variable pfd., Gold .....     United States            400,000             7,075,000
                                                                                                                      --------------
      PROCESS INDUSTRIES .5%
      Asia Pulp & Paper Co. Ltd., 12.00% ................................       Indonesia          100,000,000            38,250,000
                                                                                                                      --------------
      TELECOMMUNICATIONS .1%
      Nortel Inversora SA, B, ADR .......................................       Argentina              524,000             7,827,250
                                                                                                                      --------------
      TOTAL PREFERRED STOCKS (COST $104,707,445)                                                                          53,152,250
      CONVERTIBLE PREFERRED STOCKS 11.1%
      ENERGY MINERALS 3.4%
      Enron Corp., 7.00%, cvt. pfd. .....................................     United States          1,087,700            38,681,331
      Kerr-McGee Corp., 5.50%, cvt. pfd. (exchangeable into Devon
        Energy Corp. common) ............................................     United States          1,391,500            75,619,328
      Lomak Financing Trust, 5.75%, cvt. pfd. ...........................     United States          1,500,000            36,093,750
      Newfield Financial Trust I, 6.50%, cvt. pfd. ......................     United States            726,400            50,848,000
      Nuevo Financing I, 5.75%, cvt. pfd., A ............................     United States          1,450,000            39,965,625
                                                                                                                      --------------
                                                                                                                         241,208,034
                                                                                                                      --------------
      INDUSTRIAL SERVICES .8%
      Weatherford International Inc., 5.00%, cvt. pfd., 144A ............     United States          1,200,000            55,800,000
                                                                                                                      --------------
      NON-ENERGY MINERALS .2%
      Battle Mountain Gold Co., $3.25, cvt. pfd. ........................     United States            295,000             9,200,313
      Hecla Mining Co., 7.00%, cvt. pfd., B .............................     United States            375,000             3,609,375
      Kinam Gold Inc., $3.75, cvt. pfd., B ..............................        Canada                650,000             5,118,750
                                                                                                                      --------------
                                                                                                                          17,928,438
                                                                                                                      --------------
      PROCESS INDUSTRIES .1%
      Georgia-Pacific Corp., (Georgia-Pac Grp), 7.50%, cvt. pfd. ........     United States            300,000             8,850,000
                                                                                                                      --------------
      REAL ESTATE 5.2%
      Apartment Investment & Management Co., 8.00%, cvt. pfd., K ........     United States          1,700,000            47,175,000
      Archstone Communities Trust, $1.75, cvt. pfd., A ..................     United States          1,040,000            34,937,500
      Felcor Lodging Trust Inc., $1.95, cvt. pfd., A ....................     United States          2,100,000            39,900,000
      Glenborough Realty Trust Inc., 7.75%, cvt. pfd., A ................     United States          3,400,000            57,800,000
      Host Marriott Corp., 6.75%, cvt. pfd. .............................     United States          1,300,000            49,237,500
      Innkeepers USA Trust, 8.625%, cvt. pfd., A ........................     United States          2,000,000            37,750,000
      Prologis Trust, 7.00%, cvt. pfd., B ...............................     United States            800,000            24,600,000
      Reckson Associates Realty Corp., 7.625%, cvt. pfd., A .............     United States          1,850,000            43,243,750
      Vornado Realty Trust, 6.50%, cvt. pfd., A .........................     United States            618,000            32,329,125
                                                                                                                      --------------
                                                                                                                         366,972,875
                                                                                                                      --------------
      TRANSPORTATION .5%
      Union Pacific Capital Trust, 6.25%, cvt. pfd. .....................     United States            900,000            36,562,500
                                                                                                                      --------------
      UTILITIES .9%
      CMS Energy Trust I, 7.75%, cvt. pfd. ..............................     United States          1,600,000            63,500,000
                                                                                                                      --------------
      TOTAL CONVERTIBLE PREFERRED STOCKS (COST $897,983,690) ............                                                790,821,847
                                                                                                                      --------------

FRANKLIN CUSTODIAN FUNDS, INC.
STATEMENT OF INVESTMENTS, SEPTEMBER 30, 2000 (CONT.)


                                                                                                 PRINCIPAL
  INCOME FUND                                                                COUNTRY               AMOUNT*              VALUE
----------------------------------------------------------------------------------------------------------------------------------
    BONDS 19.9%

    CONSUMER DURABLES .2%
    E&S Holdings Corp., senior sub. note, B, 10.375%, 10/01/06 ........     United States       $ 32,000,000        $   12,960,000
                                                                                                                    --------------
    CONSUMER NON-DURABLES 2.6%
    Compania de Alimentos Fargo SA, senior note, 13.25%, 8/01/08 ......       Argentina           28,100,000            22,550,250
    Doane Pet Care Co., senior sub. note, 9.75%, 5/15/07 ..............     United States         15,381,000            13,458,375
    Evenflo Company Inc., senior note, B, 11.75%, 8/15/06 .............     United States         28,000,000            27,300,000
    Hartmarx Corp., senior sub. note, 10.875%, 1/15/02 ................     United States         29,000,000            28,565,000
    Playtex Family Products Corp., senior sub. note, 9.00%, 12/15/03 ..     United States         38,500,000            38,307,500
    Revlon Consumer Products Corp., senior sub. note, 8.625%, 2/01/08 .     United States         60,900,000            35,017,500
    SFC New Holdings Inc., senior note, 11.25%, 8/15/01 ...............     United States         10,163,000             9,985,147
    The William Carter Co., senior sub. note, A, 10.375%, 12/01/06 ....     United States          6,000,000             5,827,500
                                                                                                                    --------------
                                                                                                                       181,011,272
                                                                                                                    --------------
    CONSUMER SERVICES 4.4%
    Adelphia Communications Corp., senior unsecured note, 7.875%,
      5/01/09 .........................................................     United States         23,600,000            20,001,000
    Adelphia Communications Corp., senior unsecured note, 10.875%,
      10/01/10 ........................................................    United States         12,000,000            11,820,000
(b) AMF Bowling Worldwide Inc., senior sub. note, B, 10.875%, 3/15/06 .     United States         17,000,000             3,825,000
    Cablevision SA, 13.75%, 5/01/09 ...................................       Argentina           11,500,000            10,263,750
    Coast Hotel & Casino Inc., senior sub. note, 9.50%, 4/01/09 .......     United States         14,000,000            13,860,000
    CSC Holdings Inc., senior sub. deb., 9.875%, 4/01/23 ..............     United States         40,000,000            41,000,000
    EchoStar Broadband Corp., senior note, 144A, 10.375%, 10/01/07 ....     United States         40,250,000            40,250,000
    Eldorado Resorts LLC, senior sub. note, 10.50%, 8/15/06 ...........     United States          8,000,000             7,960,000
    Harveys Casinos Resorts, senior sub. note, 10.625%, 6/01/06 .......     United States         11,000,000            11,508,750
    Lone Cypress Co., sub. note, 144A, 11.50%, 8/01/09 ................     United States         65,930,373            65,600,721
    NTL Communications Corp., senior note, 144A, 11.875%, 10/01/10 ....    United Kingdom         18,600,000            18,228,000
    Protection One Alarm Monitoring Inc., senior sub. note, 144A,
      8.125%, 1/15/09 .................................................     United States         28,000,000            15,680,000
    Station Casinos Inc., senior sub. note, 144A, 9.875%, 7/01/10 .....     United States         24,100,000            24,341,000
    Venetian Casino/Las Vegas Sands, mortgage note, 12.25%, 11/15/04 ..     United States         30,000,000            30,900,000
                                                                                                                    --------------
                                                                                                                       315,238,221
                                                                                                                    --------------
    ELECTRONIC TECHNOLOGY .2%
(b) Anacomp Inc., senior sub. note, B, 10.875%, 4/01/04 ...............     United States         60,000,000            12,900,000
                                                                                                                    --------------
    ENERGY MINERALS 2.8%
    Bellwether Exploration Co., senior sub. note, 10.875%, 4/01/07 ....     United States         39,000,000            37,830,000
    Chesapeake Energy Corp., senior note, B, 7.875%, 3/15/04 ..........     United States          5,000,000             4,700,000
    Conproca SA, S.F., senior secured note, 144A, 12.00%, 6/16/10 .....        Mexico             90,000,000            97,425,000
    Denbury Management Inc., senior unsecured sub. note, 9.00%, 3/01/08     United States         41,000,000            37,925,000
    Mesa Operating Co., 10.625%, 7/01/06 ..............................     United States          4,800,000             4,464,000
    P&L Coal Holdings Corp., senior sub. note, B, 9.625%, 5/15/08 .....     United States         10,800,000            10,530,000
    Plains Resources Inc., senior sub. note, B, 10.25%, 3/15/06 .......     United States          8,000,000             8,160,000
                                                                                                                    --------------
                                                                                                                       201,034,000
                                                                                                                    --------------
    FINANCE .4%
    Sovereign Bancorp Inc., senior unsecured note, 10.50%, 11/15/06 ...     United States         25,200,000            25,767,000
                                                                                                                    --------------
    HEALTH TECHNOLOGY .6%
    Dade International Inc., B, 11.125%, 5/01/06 ......................     United States         22,000,000             6,270,000
    ICN Pharmaceuticals Inc., senior note, B, 9.25%, 8/15/05 ..........     United States         37,000,000            36,907,500
                                                                                                                    --------------
                                                                                                                        43,177,500
                                                                                                                    --------------
    INDUSTRIAL SERVICES 1.0%
    Allied Waste North America Inc., B, 10.00%, 8/01/09 ...............     United States         37,000,000            32,375,000
    First Wave Marine Inc., senior note, 11.00%, 2/01/08 ..............     United States         10,000,000             5,750,000
    Great Lakes Dredge & Dock Corp., 11.25%, 8/15/08 ..................     United States         10,000,000             9,875,000
    R&B Falcon Corp., senior note, B, 6.50%, 4/15/03 ..................     United States         22,000,000            21,120,000
                                                                                                                    --------------
                                                                                                                        69,120,000
                                                                                                                    --------------

FRANKLIN CUSTODIAN FUNDS, INC.
STATEMENT OF INVESTMENTS, SEPTEMBER 30, 2000 (CONT.)


                                                                                                 PRINCIPAL
  INCOME FUND                                                                COUNTRY               AMOUNT*              VALUE
----------------------------------------------------------------------------------------------------------------------------------
    BONDS (CONT.)


    PROCESS INDUSTRIES 3.8%
    Applied Extrusion Technology, senior note, B, 11.50%, 4/01/02 .....     United States       $ 25,000,000        $   25,000,000
    Consoltex Group Inc., senior sub. note, B, 11.00%, 10/01/03 .......     United States         50,000,000            36,625,000
    Four M Corp., senior note, B, 12.00%, 6/01/06 .....................     United States         30,000,000            29,550,000
(b) Packaging Resources Inc., senior note, 11.625%, 5/01/03 ...........     United States         42,000,000            29,610,000
    Printpack Inc., senior sub. note, B, 10.625%, 8/15/06 .............     United States         50,000,000            48,750,000
(b) RBX Corp., senior sub. note, B, 11.25%, 10/15/05 ..................     United States         60,000,000             6,300,000
    Riverwood International, senior sub. note, 10.875%, 4/01/08 .......     United States         50,000,000            46,250,000
    Tjiwi Kimia Finance Mauritius, senior unsecured note, 10.00%,
      8/01/04 .........................................................       Indonesia           87,000,000            51,330,000
                                                                                                                    --------------
                                                                                                                       273,415,000
                                                                                                                    --------------
    PRODUCER MANUFACTURING 1.4%
    Collins & Aikman Products, senior sub. note, 11.50%, 4/15/06 ......     United States         35,000,000            33,775,000
    Nortek Inc., senior sub. note, 9.875%, 3/01/04 ....................     United States         18,500,000            17,991,250
    Outsourcing Services Group Inc., senior sub. note, 144A, 10.875%,
      3/01/06 .........................................................     United States         22,000,000            18,370,000
    Thermadyne Industries Inc., sub. note, 10.75%, 11/01/03 ...........     United States         14,500,000            13,448,750
    Trench Electric & Trench Inc., senior sub. deb., 10.25%, 12/15/07 .        Canada             30,000,000            18,750,000
                                                                                                                    --------------
                                                                                                                       102,335,000
                                                                                                                    --------------
    TECHNOLOGY SERVICES .3%
    PSINet Inc., senior note, 10.50%, 12/01/06 ........................     United States         34,000,000            22,270,000
                                                                                                                    --------------
    TELECOMMUNICATIONS 2.2%
    Dobson Communications Corp., senior note, 10.875%, 7/01/10 ........     United States         34,500,000            33,896,250
    Global Crossing Holdings Ltd., senior note, 9.50%, 11/15/09 .......        Bermuda            10,000,000             9,950,610
    Metrocall Inc., senior sub. note, 11.00%, 9/15/08 .................     United States         32,000,000            21,600,000
    Nextlink Communications Inc., senior unsecured note, 10.75%, 6/01/09    United States         46,000,000            42,780,000
    Voicestream Wireless Corp., senior note, 10.375%, 11/15/09 ........     United States         16,000,000            17,360,000
    Williams Communications Group Inc., senior unsecured note, 10.875%,
      10/01/09 ........................................................     United States         35,200,000            32,560,000
                                                                                                                    --------------
                                                                                                                       158,146,860
                                                                                                                    --------------
    TOTAL BONDS (COST $1,681,327,717)                                                                                1,417,374,853
                                                                                                                    --------------
    CONVERTIBLE BONDS 5.5%
    ELECTRONIC TECHNOLOGY .1%
    Trans-Lux Corp., cvt. sub. note, 7.50%, 12/01/06 ..................     United States          8,000,000             6,400,000
                                                                                                                    --------------
    ENERGY MINERALS 1.2%
    Kerr McGee Corp., cvt., 7.50%, 5/15/14 ............................     United States         26,889,000            26,485,665
    Swift Energy Co., cvt. sub. note, 6.25%, 11/15/06 .................     United States         42,400,000            55,650,000
                                                                                                                    --------------
                                                                                                                        82,135,665
                                                                                                                    --------------
    INDUSTRIAL SERVICES .6%
    Key Energy Services Inc., cvt., 5.00%, 9/15/04 ....................     United States         31,800,000            25,960,566
    Parker Drilling Co., cvt. sub. note, 5.50%, 8/01/04 ...............     United States         13,500,000            11,508,750
                                                                                                                    --------------
                                                                                                                        37,469,316
                                                                                                                    --------------
    NON-ENERGY MINERALS 1.1%
    Ashanti Capital Ltd., cvt., 5.50%, 3/15/03 ........................         Ghana             50,000,000            31,250,000
    Coeur d'Alene Mines Corp., cvt. senior sub. deb., 6.00%, 6/10/02 ..     United States            900,000               543,938
    Coeur d'Alene Mines Corp., cvt. sub. deb., 6.375%, 1/31/04 ........     United States         20,000,000             7,425,000
    Trizec Hahn Corp., cvt. senior deb., 3.00%, 1/29/21 (exchangeable
      into Barrick Gold Corp. common) .................................       Canada              70,000,000            40,687,500
                                                                                                                    --------------
                                                                                                                        79,906,438
                                                                                                                    --------------
    PRODUCER MANUFACTURING .3%
    Exide Corp., cvt. senior sub. note, 144A, 2.90%, 12/15/05 .........     United States         50,000,000            23,500,000
                                                                                                                    --------------
    REAL ESTATE 2.2%
    Equity Office Properties Trust, cvt., 144A, 7.25%, 11/15/08 .......     United States         44,500,000            45,390,000
    Macerich Co., cvt. sub. deb., 144A, 7.25%, 12/15/02 ...............     United States         65,000,000            57,200,000
    Meristar Hospitality Corp., cvt. sub. note, 4.75%, 10/15/04 .......     United States         70,000,000            55,037,500
                                                                                                                    --------------
                                                                                                                       157,627,500
                                                                                                                    --------------

FRANKLIN CUSTODIAN FUNDS, INC.
STATEMENT OF INVESTMENTS, SEPTEMBER 30, 2000 (CONT.)


                                                                                                 PRINCIPAL
  INCOME FUND                                                                COUNTRY               AMOUNT*              VALUE
----------------------------------------------------------------------------------------------------------------------------------
    CONVERTIBLE BONDS (CONT.)
    MISCELLANEOUS
    Continucare Corp., cvt., sub. note, 144A, 7.00%, 10/31/02 .........     United States        $ 2,317,073        $      440,244
                                                                                                                    --------------
    TOTAL CONVERTIBLE BONDS (COST $429,084,671)                                                                        387,479,163
                                                                                                                    --------------
    FOREIGN GOVERNMENT AND AGENCY BONDS 11.2%
    ESCOM, E168, utility deb., 11.00%, 6/01/08 ........................     South Africa         240,000,000 ZAR        28,832,572
    Republic of Argentina, L, 6.00%, 3/31/23 ..........................       Argentina          173,000,000           117,423,750
    Republic of Argentina, 11.75%, 6/15/15 ............................       Argentina          134,404,000           123,114,064
    Republic of Brazil, 11.00%, 8/17/40 ...............................        Brazil            190,846,000           152,438,243
    Republic of Brazil, L, FRN, 7.375%, 4/15/06 .......................        Brazil            197,160,000           185,823,300
    Republic of Bulgaria, FRN, 7.75%, 7/28/11 .........................       Bulgaria            60,000,000            45,900,000
    Republic of Korea, 8.875%, 4/15/08 ................................      South Korea          60,000,000            63,037,800
    Republic of South Africa, 12.00%, 2/28/05 .........................     South Africa         200,000,000 ZAR        27,011,336
    Republic of Turkey, 12.375%, 6/15/09 ..............................        Turkey             50,000,000            51,437,500
                                                                                                                    --------------
    TOTAL FOREIGN GOVERNMENT AND AGENCY BONDS (COST $813,809,897)                                                      795,018,565
                                                                                                                    --------------
    U.S. GOVERNMENT AND AGENCY SECURITIES 3.7%
    FHLMC, 6.875%, 1/15/05 ............................................     United States         90,000,000            91,157,400
    U.S. Treasury Note, 5.875%, 11/15/04 ..............................     United States        173,000,000           172,891,875
                                                                                                                    --------------
    TOTAL U.S. GOVERNMENT AND AGENCY SECURITIES (COST $256,724,116)                                                    264,049,275
                                                                                                                    --------------
    ZERO COUPON/STEP-UP BONDS 5.6%
    AMF Bowling Worldwide Inc., senior disc. note, zero cpn. to 3/15/01,
      12.25% thereafter, 3/15/06 ......................................     United States         26,294,000             5,127,330
    APP Finance VI Mauritius Ltd., cvt., 11/18/12 .....................       Indonesia          150,000,000            19,125,000
    Charter Communications Holdings LLC, senior disc. note, zero cpn. to
      4/01/04, 9.92% thereafter, 4/01/11 ..............................     United States         60,000,000            35,400,000
    Crown Castle International Corp., senior disc. note, zero cpn. to
      8/01/04, 11.25% thereafter, 8/01/11 .............................     United States         50,000,000            32,750,000
    Huntsman ICI Chemicals LLC, senior disc. note, 12/31/09 ...........     United States         75,000,000            25,500,000
    Level 3 Communications Inc., zero cpn to 12/01/03,10.50% thereafter,
      senior disc. notes, 2/01/08 .....................................     United States         50,000,000            29,375,000
    Loral Space and Communications Ltd., senior disc. note, zero cpn.
     to 1/15/02, 12.50% thereafter, 1/15/07 ...........................     United States          5,500,000             1,897,500
    Mesa Operating Co., senior unsecured sub. note, zero cpn. to
      7/01/01, 11.625% thereafter, 7/01/06 ............................     United States         15,000,000            12,300,000
    Microcell Telecommunications Inc., senior disc. note, zero cpn. to
      6/01/04, 12.00% thereafter, 6/01/09 .............................        Canada             50,000,000            36,125,000
    Nextel Communications Inc., senior disc. note, zero cpn. to
      2/15/03, 9.95% thereafter, 12/15/08 .............................     United States         90,000,000            69,750,000
    Nextel International Inc., senior disc. note, zero cpn. to
      4/15/03, 12.125% thereafter, 4/15/08 ............................     United States         50,000,000            32,250,000
    Nextlink Communications Inc., senior disc. note, zero cpn. to
      6/01/04, 12.25% thereafter, 6/01/09 .............................     United States         44,000,000            25,190,000
    Sellco Corp., PIK, sub. note, 12.00%, 12/15/04 ....................     United States             13,400                 2,345
    Spectrasite Holdings Inc., senior disc. note, zero cpn. to
      4/15/04, 11.25% thereafter, 4/15/09 .............................     United States         20,000,000            11,450,000
    Spectrasite Holdings Inc., senior disc. note, zero cpn. to
      3/15/05, 12.875% thereafter, 3/15/10 ............................     United States         36,000,000            18,900,000
    United Pan-Europe Communications NV, senior disc. note, zero cpn.
      to 8/01/04, 12.50% thereafter, 8/01/09 ..........................      Netherland           52,000,000            24,960,000
    VoiceStream Wireless Corp., senior disc. note, zero cpn.
      to 11/15/04, 11.875% thereafter, 11/15/09 .......................     United States         23,000,000            16,790,000
                                                                                                                    --------------
    TOTAL ZERO COUPON/STEP-UP BONDS (COST $458,223,294)................                                                396,892,175
                                                                                                                    --------------
    TOTAL LONG TERM INVESTMENTS (COST $6,574,077,759)..................                                              6,765,508,428
                                                                                                                    --------------

FRANKLIN CUSTODIAN FUNDS, INC.
STATEMENT OF INVESTMENTS, SEPTEMBER 30, 2000 (CONT.)


                                                                                                 PRINCIPAL
  INCOME FUND                                                                                      AMOUNT*              VALUE
----------------------------------------------------------------------------------------------------------------------------------
(d) REPURCHASE AGREEMENT 3.7%
    Joint Repurchase Agreement, 6.515%, 10/02/00 (Maturity Value
      $265,754,843) (COST $265,610,639) ...............................                        $265,610,639          $ 265,610,639
     Barclays Capital Inc. (Maturity Value $24,766,114)
     Bear, Stearns & Co., Inc. (Maturity Value $16,510,742)
     Chase Securities Inc. (Maturity Value $24,766,114)
     Deutsche Bank Govt. Securities (Maturity Value $24,766,114)
     Donaldson, Lufkin & Jenrette Securities Corp. (Maturity Value
       $24,766,114)
     Dresdner Kleinwort Benson, North America LLC (Maturity Value
       $24,766,114)
     Goldman, Sachs & Co. (Maturity Value $9,838,333)
     Lehman Brothers Inc. (Maturity Value $24,766,114)
     Nesbitt Burns Securities Inc. (Maturity Value $24,766,114)
     Paribas Corporation (Maturity Value $24,766,114)
     Societe Generale (Maturity Value $16,510,742)
     UBS Warburg (Maturity Value $24,766,114)
         Collateralized by U.S. Treasury Bills and Notes
                                                                                                                    --------------
    TOTAL INVESTMENTS (COST $6,839,688,398) 98.8% .....................                                              7,031,119,067
    OTHER ASSETS, LESS LIABILITIES 1.2% ...............................                                                 86,608,205
                                                                                                                    --------------
    NET ASSETS 100.0% .................................................                                             $7,117,727,272
                                                                                                                    ==============


CURRENCY ABBREVIATION
ZAR - South African Rand

(*)  The principal amount is stated in U.S. dollars unless otherwise indicated.

(a)  Non-income producing.

(b)  See Note 6 regarding defaulted securities.

(d)  See Note 1(c) regarding joint repurchase agreement.

(e)  See note 7 regarding restricted securities.

(f) The Investment Company Act of 1940 defines "affiliated companies" as investments in portfolio companies in which the Fund owns 5% or more of the outstanding voting securities. Investment in non-controlled "affiliated companies" at 9/30/00 was $2,020,198.


                       See notes to financial statements.

FRANKLIN CUSTODIAN FUNDS, INC.
Financial Highlights


FRANKLIN U.S. GOVERNMENT SECURITIES FUND

                                                                             YEAR ENDED SEPTEMBER 30,
                                                  ------------------------------------------------------------------------------
CLASS A                                              2000            1999(f)            1998           1997             1996
--------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the year)
Net asset value, beginning of year ...........    $     6.62      $     6.99         $     6.89      $     6.72      $      6.87
                                                  ------------------------------------------------------------------------------
Income from investment operations:
 Net investment income(c).....................           .43             .44                .46             .48              .49
 Net realized and unrealized gains (losses) ..           .01            (.37)               .10             .17             (.15)
                                                  ------------------------------------------------------------------------------
Total from investment operations .............           .44             .07                .56             .65              .34
                                                  ------------------------------------------------------------------------------
Less distributions from net investment income           (.43)           (.44)              (.46)           (.48)            (.49)
                                                  ------------------------------------------------------------------------------
Net asset value, end of year .................    $     6.63      $     6.62         $     6.99      $     6.89      $      6.72
                                                  ===============================================================================
Total return(a) ..............................          6.90%           1.05%              8.41%          10.08%            5.15%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of year (000's) ..............    $6,852,374      $7,895,906         $9,049,829      $9,350,751      $10,129,483
Ratios to average net assets:
 Expenses ....................................           .70%            .67%               .65%            .64%             .61%
 Net investment income .......................          6.62%           6.43%              6.67%           7.01%            7.18%
Portfolio turnover rate(h) ...................          3.98%          15.04%             25.98%           1.74%            8.01%

CLASS B
----------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the year)
Net asset value, beginning of year ...........    $     6.62      $     6.91
                                                  --------------------------
Income from investment operations:
 Net investment income(c) ....................           .39             .30
 Net realized and unrealized gains (losses) ..           .01            (.28)
                                                  --------------------------
Total from investment operations .............           .40             .02
                                                  --------------------------
Less distributions from net investment income           (.39)           (.31)
                                                  --------------------------
Net asset value, end of year .................    $     6.63      $     6.62
                                                  ==========================
Total return(a) ..............................          6.35%            .25%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of year (000's) ..............    $   80,167      $   51,433
Ratios to average net assets:
 Expenses ....................................          1.25%           1.22%(b)
 Net investment income .......................          6.07%           5.93%(b)
Portfolio turnover rate(h) ...................          3.98%          15.04%



(a) Total return does not reflect sales commissions or the contingent deferred sales charge, and is not annualized for periods less than one year.

(b)  Annualized.

(c) Based on average shares outstanding effective year ended September 30, 1999.

(f) For the period January 1, 1999 (effective date) to September 30, 1999 for Class B.

(h) Maturity of U.S. government issues and the reinvestment of the proceeds thereof are considered as purchases and sales of securities in computing the portfolio turnover rate.

FRANKLIN CUSTODIAN FUNDS, INC.
Financial Highlights (continued)


FRANKLIN U.S. GOVERNMENT SECURITIES FUND (CONT.)

                                                                             YEAR ENDED SEPTEMBER 30,
                                                  ---------------------------------------------------------------------------------
CLASS C                                              2000            1999              1998             1997(e)            1996
------------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the year)
Net asset value, beginning of year............    $      6.60     $      6.97       $      6.87       $      6.70       $      6.85
                                                  ---------------------------------------------------------------------------------
Income from investment operations:
 Net investment income(c).....................            .39             .40               .42               .44               .45
 Net realized and unrealized gains (losses) ..            .01            (.37)              .10               .17              (.15)
                                                  ---------------------------------------------------------------------------------
Total from investment operations .............            .40             .03               .52               .61               .30
                                                  ---------------------------------------------------------------------------------
Less distributions from net investment income            (.39)           (.40)             (.42)             (.44)             (.45)
                                                  ---------------------------------------------------------------------------------
Net asset value, end of year .................    $      6.61     $      6.60       $      6.97       $      6.87       $      6.70
                                                  ==================================================================================
Total return(a) ..............................           6.36%            .50%             7.85%             9.48%             4.55%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of year (000's) ..............    $   264,413     $   308,961       $   271,665       $   120,818       $    57,657
Ratios to average net assets:
 Expenses ....................................           1.25%           1.22%             1.21%             1.20%             1.17%
 Net investment income .......................           6.08%           5.89%             6.10%             6.44%             6.80%
Portfolio turnover rate(h) ...................           3.98%          15.04%            25.98%             1.74%             8.01%

ADVISOR CLASS
-----------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the year)
Net asset value, beginning of year ...........    $      6.63     $      7.00       $      6.90       $      6.76
                                                  ---------------------------------------------------------------
Income from investment operations:
 Net investment income(c) ....................            .44             .45               .47               .38
 Net realized and unrealized gains (losses) ..             --            (.37)              .10               .12
                                                  ---------------------------------------------------------------
Total from investment operations .............            .44             .08               .57               .50
                                                  ---------------------------------------------------------------
Less distributions from net investment income            (.43)           (.45)             (.47)             (.36)
                                                  ---------------------------------------------------------------
Net asset value, end of year .................    $      6.64     $      6.63       $      7.00       $      6.90
                                                  ===============================================================
Total return(a) ..............................           7.02%           1.16%             8.51%             7.68%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of year (000's) ..............   $    46,775       $  15,544       $    36,308       $    14,469
Ratios to average net assets:
 Expenses ....................................            .60%            .57%              .56%              .56%(b)
 Net investment income .......................           6.73%           6.53%             6.75%             7.01%(b)
Portfolio turnover rate(h) ...................           3.98%          15.04%            25.98%             1.74%


(a) Total return does not reflect sales commissions or the contingent deferred sales charge, and is not annualized for periods less than one year.

(b)  Annualized.

(c) Based on average shares outstanding effective year ended September 30, 1999.

(e) For the period January 2, 1997 (effective date) to September 30, 1997 for Advisor Class.

(h) Maturity of U.S. government issues and the reinvestment of the proceeds thereof are considered as purchases and sales of securities in computing the portfolio turnover rate.

                       See notes to financial statements.

FRANKLIN CUSTODIAN FUNDS, INC.
STATEMENT OF INVESTMENTS, SEPTEMBER 30, 2000



                                                                                               PRINCIPAL
 U.S. GOVERNMENT SECURITIES FUND                                                                 AMOUNT              VALUE
------------------------------------------------------------------------------------------------------------------------------
 GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (GNMA) 96.3%

 GNMA I, SF, 5.50%, 5/15/28 - 1/15/29 .......................................              $   14,160,942      $    12,895,563
 GNMA II, 5.50%, 11/20/28 - 3/20/29 .........................................                  26,024,213           23,582,465
 GNMA I, SF, 6.00%, 9/15/23 - 12/15/28 ......................................                 122,233,676          115,394,887
 GNMA II, 6.00%, 10/20/23 - 1/20/29 .........................................                 568,399,807          532,502,517
 GNMA I, SF, 6.50%, 3/15/03 - 6/15/29 .......................................               1,886,338,488        1,822,801,195
 GNMA II, 6.50%, 6/20/24 - 7/20/28 ..........................................                 337,257,622          324,079,808
 GNMA I, SF, 6.75%, 3/15/26 - 5/15/26 .......................................                   2,600,164            2,532,842
 GNMA PL, 6.75%, 1/15/34 ....................................................                  35,440,636           33,889,029
 GNMA I, SF, 7.00%, 4/15/16 - 7/15/29 .......................................               1,513,732,359        1,496,346,763
 GNMA PL, 7.00%, 9/15/35 ....................................................                   8,823,917            8,562,861
 GNMA I, SF, 7.25%, 10/15/25 - 1/15/26 ......................................                   5,218,650            5,191,332
(c)GNMA I, SF, 7.50%, 6/15/05 - 9/15/30 .....................................                 895,626,237          901,703,796
 GNMA II, 7.50%, 10/20/22 - 12/20/26 ........................................                  88,436,689           88,481,623
 GNMA I, SF, 7.70%, 12/15/20 - 1/15/22 ......................................                   8,349,564            8,425,513
 GNMA PL, 7.75%, 10/15/12 ...................................................                   4,917,847            4,926,897
 GNMA I, SF, 8.00%, 10/15/07 - 7/15/30 ......................................                 697,705,392          713,592,720
 GNMA II, 8.00%, 8/20/16 - 6/20/30 ..........................................                  58,835,528           59,736,126
 GNMA PL, 8.00%, 1/15/32 - 5/15/32 ..........................................                  13,930,053           14,139,716
 GNMA I, GPM, 8.25%, 3/15/17 - 11/15/17 .....................................                   3,618,262            3,702,032
 GNMA PL, 8.25%, 2/15/28 ....................................................                  12,642,219           13,016,750
 GNMA I, SF, 8.50%, 5/15/16 - 11/15/24 ......................................                 106,672,946          110,530,272
 GNMA II, 8.50%, 4/20/16 - 6/20/25 ..........................................                  20,892,552           21,516,657
 GNMA II, GPM, 8.75%, 3/20/17 - 7/20/17 .....................................                     447,511              458,941
 GNMA I, SF, 9.00%, 10/15/04 - 7/15/23 ......................................                 129,997,662          136,526,901
 GNMA II, 9.00%, 5/20/16 - 11/20/21 .........................................                   6,253,062            6,525,044
 GNMA I, GPM, 9.25%, 5/15/16 - 1/15/17 ......................................                   2,119,898            2,194,163
 GNMA I, SF, 9.50%, 5/15/09 - 2/15/23 .......................................                  71,483,920           75,215,927
 GNMA II, 9.50%, 9/20/15 - 4/20/25 ..........................................                   4,847,616            5,036,338
 GNMA I, GPM, 10.00%, 11/15/09 - 11/15/13 ...................................                   2,268,556            2,395,743
 GNMA I, SF, 10.00%, 4/15/12 - 4/15/25 ......................................                  82,540,709           87,157,702
 GNMA II, 10.00%, 8/20/15 - 3/20/21 .........................................                   8,520,280            8,932,258
 GNMA I, GPM, 10.25%, 2/15/16 - 2/15/21 .....................................                     580,009              616,502
 GNMA I, SF, 10.50%, 10/15/00 - 10/15/21 ....................................                  59,246,564           63,855,011
 GNMA II, 10.50%, 9/20/13 - 3/20/21 .........................................                  15,400,858           16,482,804
 GNMA I, GPM, 11.00%, 12/15/09 - 3/15/11 ....................................                   4,660,742            5,073,834
 GNMA I, SF, 11.00%, 11/15/09 - 5/15/21 .....................................                  52,818,288           57,625,689
 GNMA II, 11.00%, 8/20/13 - 1/20/21 .........................................                   3,574,563            3,867,985
 GNMA I, GPM, 11.25%, 6/15/13 - 1/15/16 .....................................                   2,034,898            2,217,084
 GNMA I, GPM, 11.50%, 3/15/10 - 6/15/13 .....................................                     573,199              633,544
 GNMA I, SF, 11.50%, 2/15/13 - 12/15/17 .....................................                  11,317,528           12,520,215
 GNMA II, 11.50%, 8/20/13 - 4/20/18 .........................................                     896,453              985,190
 GNMA II, GPM, 11.50%, 7/20/13 - 1/20/14 ....................................                     122,957              134,473
 GNMA I, GPM, 11.75%, 7/15/13 - 12/15/15 ....................................                     316,920              350,441
 GNMA I, GPM, 12.00%, 10/15/10 - 1/15/13 ....................................                     198,035              221,253
 GNMA I, SF, 12.00%, 5/15/11 - 7/15/18 ......................................                  50,891,004           57,089,895
 GNMA II, 12.00%, 9/20/13 - 2/20/16 .........................................                   2,263,286            2,521,352
 GNMA I, GPM, 12.50%, 4/15/10 - 10/15/11 ....................................                     557,599              628,340
 GNMA I, SF, 12.50%, 1/15/10 - 8/15/18 ......................................                  48,541,356           54,875,855
 GNMA II, 12.50%, 9/20/13 - 11/20/15 ........................................                   2,295,448            2,581,402
 GNMA I, GPM, 12.75%, 5/15/14 - 6/15/15 .....................................                       9,112               10,302
 GNMA I, SF, 13.00%, 7/15/10 - 1/15/16 ......................................                  46,185,289           51,875,710
 GNMA II, 13.00%, 10/20/13 - 9/20/15 ........................................                   1,620,773            1,807,984
                                                                                                               ---------------
 TOTAL GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (GNMA)
   (COST $7,068,758,371) ....................................................                                    6,977,969,246
                                                                                                               ---------------

FRANKLIN CUSTODIAN FUNDS, INC.
STATEMENT OF INVESTMENTS, SEPTEMBER 30, 2000 (CONT.)



                                                                                               PRINCIPAL
 U.S. GOVERNMENT SECURITIES FUND                                                                 AMOUNT             VALUE
------------------------------------------------------------------------------------------------------------------------------
 SHORT TERM INVESTMENTS .6%
 U.S. Treasury Notes, 4.625%, 11/30/00 (COST $39,906,749) ...................                $ 40,000,000       $   39,887,520
                                                                                                                --------------
 TOTAL INVESTMENTS BEFORE REPURCHASE AGREEMENT (COST $7,108,665,120) ........                                    7,017,856,766
                                                                                                                --------------
 REPURCHASE AGREEMENT 3.0%
 Barclays Capital Inc., 6.43%, 10/02/00 (Maturity Value $222,598,141)
  (COST $220,480,000) Collateralized by U.S. Treasury Notes .................                 220,480,000          220,480,000
                                                                                                                --------------
 TOTAL INVESTMENTS (COST $7,329,145,120) 99.9% ..............................                                    7,238,336,766
 OTHER ASSETS, LESS LIABILITIES .1% .........................................                                        5,391,606
                                                                                                                --------------
 NET ASSETS 100.0% ..........................................................                                   $7,243,728,372
                                                                                                                ==============


(c) Sufficient collateral has been segregated for securities traded on a when-issued or delayed delivery basis.


                       See notes to financial statements.

FRANKLIN CUSTODIAN FUNDS, INC.
Financial Highlights


FRANKLIN UTILITIES FUND

                                                                                YEAR ENDED SEPTEMBER 30,
                                                   --------------------------------------------------------------------------------
CLASS A                                                 2000            1999(f)            1998            1997            1996
-----------------------------------------------------------------------------------------------------------------------------------

PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the year)
Net asset value, beginning of year ..............  $        9.58   $       11.36      $       10.04   $        9.73   $        9.75
                                                   --------------------------------------------------------------------------------
Income from investment operations:
 Net investment income(c) .......................            .43             .48                .52             .53             .54
 Net realized and unrealized gains (losses) .....           1.69           (1.41)              1.58             .73             .03
                                                   --------------------------------------------------------------------------------
Total from investment operations ................           2.12            (.93)              2.10            1.26             .57
                                                   --------------------------------------------------------------------------------
Less distributions from:
 Net investment income ..........................           (.45)           (.52)              (.52)           (.52)           (.52)
 Net realized gains .............................           (.36)           (.33)              (.26)           (.43)           (.07)
                                                   --------------------------------------------------------------------------------
Total distributions .............................           (.81)           (.85)              (.78)           (.95)           (.59)
                                                   --------------------------------------------------------------------------------
Net asset value, end of year ....................  $       10.89   $        9.58      $       11.36   $       10.04   $        9.73
                                                   =================================================================================
Total return(a) .................................          24.27%          (8.54%)            21.71%          13.72%           5.94%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of year (000's) .................  $   1,574,897   $   1,594,862      $   2,054,546   $   1,953,273   $   2,400,561
Ratios to average net assets:
 Expenses .......................................            .83%            .80%               .76%            .75%            .71%
 Net investment income ..........................           4.74%           4.60%              4.73%           5.26%           5.24%
Portfolio turnover rate .........................          19.86%          33.99%             11.77%           7.24%          17.05%

CLASS B
--------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the year)
Net asset value, beginning of year ..............  $        9.59   $       11.08
                                                   -----------------------------
Income from investment operations:
 Net investment income(c) .......................            .38             .31
 Net realized and unrealized gains (losses) .....           1.70           (1.44)
                                                   -----------------------------
Total from investment operations ................           2.08           (1.13)
                                                   -----------------------------
Less distributions from:
 Net investment income ..........................           (.41)           (.36)
 Net realized gains .............................           (.36)             --
                                                   -----------------------------
Total distributions .............................           (.77)           (.36)
                                                   -----------------------------
Net asset value, end of year ....................  $       10.90   $        9.59
                                                   =============================
Total return(a) .................................          23.79%         (10.37%)

RATIOS/SUPPLEMENTAL DATA
Net assets, end of year (000's) .................  $       8,819   $       3,142
Ratios to average net assets:
 Expenses .......................................           1.34%           1.31%(b)
 Net investment income ..........................           4.11%           4.12%(b)
Portfolio turnover rate .........................          19.86%          33.99%

(a) Total return does not reflect sales commissions or the contingent deferred sales charge, and is not annualized for periods less than one year.

(b)  Annualized.

(c) Based on average shares outstanding effective year ended September 30, 1999.

(f) For the period January 1, 1999 (effective date) to September 30, 1999 for Class B.

FRANKLIN CUSTODIAN FUNDS, INC.
Financial Highlights (continued)


FRANKLIN UTILITIES FUND (CONT.)

                                                                             YEAR ENDED SEPTEMBER 30,
                                                -------------------------------------------------------------------------
CLASS C                                               2000           1999           1998           1997(e)           1996
-------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the year)
Net asset value, beginning of year ..........   $     9.57     $    11.35     $    10.02     $     9.72        $     9.75
                                                -------------------------------------------------------------------------
Income from investment operations:
 Net investment income(c) ...................          .38            .43            .46            .45               .46
 Net realized and unrealized gains (losses) .         1.69          (1.42)          1.60            .76               .06
                                                -------------------------------------------------------------------------
Total from investment operations ............         2.07           (.99)          2.06           1.21               .52
                                                -------------------------------------------------------------------------
Less distributions from:
 Net investment income ......................         (.40)          (.46)          (.47)          (.48)             (.48)
 Net realized gains .........................         (.36)          (.33)          (.26)          (.43)             (.07)
                                                -------------------------------------------------------------------------
Total distributions .........................         (.76)          (.79)          (.73)          (.91)             (.55)
                                                -------------------------------------------------------------------------
Net asset value, end of year ................   $    10.88     $     9.57     $    11.35     $    10.02        $     9.72
                                                =========================================================================
Total return(a) .............................        23.65%         (9.06%)        21.24%         13.06%             5.39%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of year (000's) .............   $   37,837     $   34,697     $   40,628     $   21,906        $   19,655
Ratios to average net assets:
 Expenses ...................................         1.34%          1.31%          1.28%          1.27%             1.23%
 Net investment income ......................         4.22%          4.08%          4.19%          4.78%             4.86%
Portfolio turnover rate .....................        19.86%         33.99%         11.77%          7.24%            17.05%

ADVISOR CLASS
-------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the year)
Net asset value, beginning of year ..........   $     9.61     $    11.39     $    10.04     $     9.55
                                                -------------------------------------------------------
Income from investment operations:
 Net investment income(c) ...................          .44            .51            .58            .36
 Net realized and unrealized gains (losses) .         1.69          (1.42)          1.57            .53
                                                -------------------------------------------------------
Total from investment operations ............         2.13           (.91)          2.15            .89
                                                -------------------------------------------------------
Less distributions from:
 Net investment income ......................         (.46)          (.54)          (.54)          (.40)
 Net realized gains .........................         (.36)          (.33)          (.26)            --
                                                -------------------------------------------------------
Total distributions .........................         (.82)          (.87)          (.80)          (.40)
                                                -------------------------------------------------------
Net asset value, end of year ................   $    10.92     $     9.61     $    11.39     $    10.04
                                                =======================================================
Total return(a) .............................        24.50%         (8.48%)        22.20%          9.61%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of year (000's) .............   $    9,234     $    8,058     $   13,651     $    8,719
Ratios to average net assets:
 Expenses ...................................          .69%           .66%           .63%           .62%(b)
 Net investment income ......................         4.87%          4.82%          4.93%          5.33%(b)
Portfolio turnover rate .....................        19.86%         33.99%         11.77%          7.24%


(a) Total return does not reflect sales commissions or the contingent deferred sales charge, and is not annualized for periods less than one year.

(b)  Annualized.

(c) Based on average shares outstanding effective year ended September 30, 1999.

(e) For the period January 2, 1997 (effective date) to September 30, 1997 for Advisor Class.

                       See notes to financial statements.

FRANKLIN CUSTODIAN FUNDS, INC.
STATEMENT OF INVESTMENTS, SEPTEMBER 30, 2000


 UTILITIES FUND                                                                                  SHARES                  VALUE
--------------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS 82.7%
 Allegheny Energy Inc. ...................................................................        760,000         $   29,022,500
 American Electric Power Co. Inc. ........................................................        944,100             36,937,913
 AT&T Corp ...............................................................................        282,000              8,283,750
 Avista Corp. ............................................................................        350,000              7,875,000
 CH Energy Group Inc. ....................................................................        355,000             14,155,625
 Cinergy Corp. ...........................................................................      1,000,000             33,062,500
 CMS Energy Corp. ........................................................................        551,900             14,866,806
 Constellation Energy Group Inc. .........................................................        882,900             43,924,275
 Dominion Resources Inc. .................................................................      1,200,000             69,675,000
 DQE Inc. ................................................................................        500,000             20,062,500
 DTE Energy Co. ..........................................................................        852,200             32,596,650
 Duke Energy Corp. .......................................................................      1,425,000            122,193,750
 Edison International ....................................................................      1,000,000             19,312,500
 Entergy Corp. ...........................................................................      1,750,000             65,187,500
 Florida Progress Corp. ..................................................................        296,900             15,717,144
 FPL Group Inc. ..........................................................................      1,515,000             99,611,250
 GPU Inc. ................................................................................        567,000             18,392,063
 Hawaiian Electric Industries Inc. .......................................................        400,000             13,950,000
 Kansas City Power & Light Co. ...........................................................        526,400             14,048,300
 MCN Energy Group Inc. ...................................................................         90,500              2,319,063
 Montana Power Co. .......................................................................        400,000             13,350,000
 NiSource Inc. ...........................................................................      1,200,000             29,250,000
 Northeast Utilities .....................................................................        500,000             10,843,750
 Northwestern Corp. ......................................................................        554,000             10,803,000
 NSTAR ...................................................................................        234,700              9,446,675
 PECO Energy Co. .........................................................................      1,291,700             78,228,581
 Peoples Energy Corp. ....................................................................        500,000             16,687,500
 PG&E Corp. ..............................................................................      1,514,900             36,641,644
 Pinnacle West Capital Corp. .............................................................        400,000             20,350,000
 Puget Sound Energy Inc. .................................................................        750,000             19,031,250
 Reliant Energy Inc. .....................................................................      1,000,000             46,500,000
 SBC Communications Inc. .................................................................        514,200             25,710,000
 SCANA Corp. .............................................................................        200,000              6,175,000
 Sempra Energy ...........................................................................        359,006              7,471,812
 Sierra Pacific Resources ................................................................      1,504,000             27,072,000
 Southern Co. ............................................................................      2,829,300             91,775,419
 TECO Energy Inc. ........................................................................      1,300,000             37,375,000
 Texas Utilities Co. .....................................................................        762,750             30,223,969
 Unicom Corp. ............................................................................      1,175,000             66,020,313
 Vectren Corp. ...........................................................................        600,000             12,187,500
 Verizon Communications ..................................................................        766,000             37,103,125
 Xcel Energy Inc. ........................................................................      1,258,824             34,617,658
                                                                                                                   -------------
 TOTAL COMMON STOCKS (Cost $975,397,735) .................................................                         1,348,058,285
                                                                                                                   -------------
 CONVERTIBLE PREFERRED STOCKS 8.0%
 AES Trust VII, 6.00%, cvt. pfd., 144A ...................................................        228,000             18,525,000
 CMS Energy Trust I, 7.75%, cvt. pfd. ....................................................        705,000             27,979,688
 Kinder Morgan Inc., 8.25%, cvt. pfd. ....................................................        250,000             13,812,500
 NiSource Inc., 7.75%, cvt. pfd. .........................................................        200,000              9,600,000
 Texas Utilities Co., 9.25%, cvt pfd. ....................................................        647,600             30,234,825
 Utilicorp United Inc., 9.75%, cvt. pfd. .................................................      1,100,000             30,937,500
                                                                                                                   -------------
 TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $129,500,328) ..................................                           131,089,513
                                                                                                                   -------------

Franklin Custodian Funds, Inc.
Statement of Investments, September 30, 2000 (cont.)



                                                                                                PRINCIPAL
 UTILITIES FUND                                                                                  AMOUNT               VALUE
--------------------------------------------------------------------------------------------------------------------------------
   BONDS 7.5%
    Arizona Public Service Co., 9.00%, 12/15/21 .........................................       $ 14,500,000         $   14,645,882
    CalEnergy Co. Inc., senior note, 8.48%, 9/15/28 .....................................         25,000,000             25,667,523
    Commonwealth Edison Co., 8.50%, 7/15/22 .............................................          5,000,000              5,087,455
    Commonwealth Edison Co., 8.375%, 9/15/22 ............................................         10,000,000             10,044,172
    Duquesne Light Co., 8.375%, 5/15/24 .................................................          5,000,000              5,044,215
    Liberty Media Corp., cvt., 4.00%, 11/15/29 ..........................................         10,000,000              9,443,800
    Midland Funding Corp. I, C-94, 10.33%, 7/23/02 ......................................          5,928,837              6,048,600
    Niagara Mohawk Power Corp., 8.75%, 4/01/22 ..........................................          5,000,000              5,097,490
    Niagara Mohawk Power Corp., senior disc. note, H, zero cpn. to 7/01/03,
     8.50% thereafter, 7/01/10 ..........................................................          6,000,000              4,845,744
    Niagara Mohawk Power Corp., senior note, D, 7.25%, 10/01/02 .........................          3,024,391              3,030,608
    Niagara Mohawk Power Corp., senior note, G, 7.75%, 10/01/08 .........................          4,600,000              4,632,158
    Ohio Edison Co., 8.75%, 6/15/22 .....................................................          8,000,000              8,107,952
    Texas Utilities Co., 8.75%, 11/01/23 ................................................         10,000,000             10,175,767
    Texas Utilities Co., 8.50%, 8/01/24 .................................................         10,000,000             10,158,909
                                                                                                                  ----------------
    TOTAL BONDS (COST $120,454,512) .....................................................                               122,030,275
                                                                                                                  ----------------
    TOTAL LONG TERM INVESTMENTS (COST $1,225,352,575) ...................................                             1,601,178,073
                                                                                                                  ----------------

(d) REPURCHASE AGREEMENT 1.7%
    Joint Repurchase Agreement, 6.515%, 10/02/00 (Maturity Value $27,546,799)
     (COST $27,531,851) ................................................................         27,531,851             27,531,851
    Barclays Capital Inc. (Maturity Value $2,567,130)
    Bear, Stearns Securities Corp. (Maturity Value $1,711,419)
    Chase Securities Inc. (Maturity Value $2,567,130)
    Deutsche Bank Govt. Securities (Maturity Value $2,567,130)
    Donaldson, Lufkin & Jenrette Securities Corp. (Maturity Value $2,567,130)
    Dresdner Kleinwort Benson, North America LLC (Maturity Value $2,567,130)
    Goldman, Sachs & Co. (Maturity Value $1,019,791)
    Lehman Brothers Inc. (Maturity Value $2,567,130)
    Nesbitt Burns Securities Inc. (Maturity Value $2,567,130)
    Paribas Capital Markets (Maturity Value $2,567,130)
    Societe Generale (Maturity Value $1,711,419)
    UBS Warburg (Maturity Value $2,567,130)
     Collateralized by U.S. Treasury Bills and Notes                                                               ----------------
  TOTAL INVESTMENTS (COST $1,252,884,426) 99.9% .......................................                             1,628,709,924

  OTHER ASSETS, LESS LIABILITIES .1% ..................................................                                 2,077,887
                                                                                                                  ----------------
  NET ASSETS 100.0% ...................................................................                            $1,630,787,811
                                                                                                                  ================


(d) See Note 1(c) regarding joint repurchase agreement.


                       See notes to financial statements.

FRANKLIN CUSTODIAN FUNDS, INC.
Financial Statements


STATEMENTS OF ASSETS AND LIABILITIES
SEPTEMBER 30, 2000


                                                                                                 U.S. GOVERNMENT
                                              DYNATECH FUND      GROWTH FUND     INCOME FUND     SECURITIES FUND     UTILITIES FUND
                                              -------------------------------------------------------------------------------------
Assets:
 Investments in securities:
Cost ......................................   $ 185,207,637    $1,006,194,094   $6,574,077,759   $ 7,108,665,120    $1,225,352,575
                                              ====================================================================================
Value .....................................     489,467,312     2,216,002,322    6,765,508,428     7,017,856,766     1,601,178,073
 Repurchase agreements, at value and cost .     467,220,220       390,233,694      265,610,639       220,480,000        27,531,851
 Cash .....................................              --                --               --             3,496                --
 Receivables:
Investment securities sold ................              --             4,375       24,825,542                --                --
Capital shares sold .......................       1,496,409         3,117,910        5,328,757         7,204,168         3,145,674
Dividends and interest ....................          76,758         1,433,726      103,807,767        43,158,966         4,653,705
                                              ------------------------------------------------------------------------------------
Total assets ..............................     958,260,699     2,610,792,027    7,165,081,133     7,288,703,396     1,636,509,303
                                              ------------------------------------------------------------------------------------
Liabilities:
 Payables:
Investment securities purchased ...........      14,851,075                --       21,709,192        20,116,667                --
Capital shares redeemed ...................       1,744,682         3,951,503       12,640,654        10,528,840         2,415,568
Affiliates ................................       1,170,407         3,304,637        6,483,149         5,728,853         1,385,879
Shareholders ..............................         253,818         1,258,430        6,254,695         8,371,766         1,864,780
 Other liabilities ........................          38,619            71,749          266,171           228,898            55,265
                                              ------------------------------------------------------------------------------------
Total liabilities .........................      18,058,601         8,586,319       47,353,861        44,975,024         5,721,492
                                              ------------------------------------------------------------------------------------
 Net assets, at value .....................   $ 940,202,098    $2,602,205,708   $7,117,727,272   $ 7,243,728,372    $1,630,787,811
                                              ====================================================================================
Net assets consist of:
 Undistributed net investment income ......   $  12,826,374    $   19,324,466   $   24,318,283   $     9,445,010    $        4,522
 Net unrealized appreciation (depreciation)     304,259,675     1,209,808,228      191,383,960       (90,808,354)      375,825,498
 Accumulated net realized gain (loss) .....      (1,728,083)      117,366,217       68,418,000      (336,595,304)          505,116
 Capital shares ...........................     624,844,132     1,255,706,797    6,833,607,029     7,661,687,020     1,254,452,675
                                              ------------------------------------------------------------------------------------
Net assets, at value ......................   $ 940,202,098    $2,602,205,708   $7,117,727,272   $ 7,243,728,372    $1,630,787,811
                                              ====================================================================================


                       See notes to financial statements.

FRANKLIN CUSTODIAN FUNDS, INC.
Financial Statements (continued)


STATEMENTS OF ASSETS AND LIABILITIES (CONT.)
SEPTEMBER 30, 2000


                                                                                              U.S. GOVERNMENT
                                              DYNATECH FUND    GROWTH FUND     INCOME FUND    SECURITIES FUND   UTILITIES FUND
                                              --------------------------------------------------------------------------------
CLASS A:
 Net assets, at value .....................   $809,140,289   $2,149,927,926   $6,083,134,502   $6,852,373,831   $1,574,897,277
                                              ================================================================================
 Shares outstanding .......................     28,289,791       58,244,701    2,592,010,425    1,033,192,345      144,674,047
                                              ================================================================================
 Net asset value per share* ...............   $      28.60   $        36.91   $         2.35   $         6.63   $        10.89
                                              ================================================================================
 Maximum offering price per share
 (net asset value per share/94.25%, 94.25%,
 95.75%, 95.75%, and 95.75%, respectively)    $      30.34   $        39.16   $         2.45   $         6.92   $        11.37
                                              ================================================================================
CLASS B:
 Net assets, at value .....................   $  4,748,697   $   38,352,829   $  140,710,566   $   80,166,611   $    8,819,269
                                              ================================================================================
 Shares outstanding .......................        166,894        1,049,644       59,941,444       12,100,064          809,441
                                              ================================================================================
 Net asset value and maximum offering price
  per share* ..............................   $      28.45   $        36.54   $         2.35   $         6.63   $        10.90
                                              ================================================================================
CLASS C:
 Net assets, at value .....................   $126,313,112   $  374,482,616   $  872,662,188   $  264,413,186   $   37,836,829
                                              ================================================================================
 Shares outstanding .......................      4,519,147       10,348,213      370,400,133       40,007,585        3,478,621
                                              ================================================================================
 Net asset value per share* ...............   $      27.95   $        36.19   $         2.36   $         6.61   $        10.88
                                              ================================================================================
 Maximum offering price per share
  (net asset value per share/99.00%) ......   $      28.23   $        36.56   $         2.38   $         6.68   $        10.99
                                              ================================================================================
ADVISOR CLASS:
 Net assets, at value .....................             --   $   39,442,337   $   21,220,016   $   46,774,744   $    9,234,436
                                              ================================================================================
 Shares outstanding .......................             --        1,066,332        9,066,517        7,045,496          846,005
                                              ================================================================================
 Net asset value and maximum offering price
  per share ...............................             --   $        36.99   $         2.34   $         6.64   $        10.92
                                              ================================================================================


* Redemption price is equal to net asset value less any applicable contingent deferred sales charge.

                       See notes to financial statements.

FRANKLIN CUSTODIAN FUNDS, INC.
Financial Statements (continued)


STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED SEPTEMBER 30, 2000


                                                                                            U.S. GOVERNMENT
                                            DYNATECH FUND     GROWTH FUND    INCOME FUND    SECURITIES FUND   UTILITIES FUND
                                            --------------------------------------------------------------------------------
Investment income:(+)
 Dividends ..............................   $   1,012,002    $ 23,146,276   $ 202,802,719    $          --    $ 66,024,107
 Interest ...............................      23,822,844      34,132,908     419,795,280      555,514,497      15,421,419
                                            -------------------------------------------------------------------------------
Total investment income .................      24,834,846      57,279,184     622,597,999      555,514,497      81,445,526
                                            -------------------------------------------------------------------------------
Expenses:
 Management fees (Note 3) ...............       4,130,733      11,971,966      32,030,795       34,246,735       6,810,095
 Distribution fees (Note 3)
Class A .................................       1,841,670       5,426,311       9,156,775        7,765,414       1,948,126
Class B .................................          15,290         281,732         688,782          427,811          31,279
Class C .................................       1,127,603       3,716,201       5,689,459        1,804,582         199,092
 Transfer agent fees (Note 3) ...........       1,406,209       4,985,843       9,473,991        9,156,174       2,880,901
 Custodian fees .........................           6,814          17,026         380,516           49,952           5,297
 Reports to shareholders ................         170,984         558,283       1,021,273        1,135,962         252,428
 Registration and filing fees ...........          81,980          89,146         111,320          122,618          51,459
 Professional fees (Note 3) .............          42,066          80,032         200,878          198,453          55,732
 Directors' fees and expenses ...........           6,091          21,299          52,267           57,368          10,504
 Other ..................................          22,043          79,649         256,662          334,164          52,864
                                            -------------------------------------------------------------------------------
Total expenses ..........................       8,851,483      27,227,488      59,062,718       55,299,233      12,297,777
                                            -------------------------------------------------------------------------------
 Net investment income ..................      15,983,363      30,051,696     563,535,281      500,215,264      69,147,749
                                            -------------------------------------------------------------------------------
Realized and unrealized gains (losses):
 Net realized gain (loss) from:
Investments .............................        (733,762)    119,903,279      94,858,904      (46,648,877)        523,921
Foreign currency transactions ...........              --              --        (402,022)              --              --
                                            -------------------------------------------------------------------------------
Net realized gain (loss) ................        (733,762)    119,903,279      94,456,882      (46,648,877)        523,921
 Net unrealized appreciation
  (depreciation) on:
  Investments ...........................     133,523,955     172,291,947     276,867,456       33,038,640     244,066,549
Translation of assets and liabilities
 denominated in foreign currencies ......              --              --         (81,158)              --              --
                                            -------------------------------------------------------------------------------
Net unrealized appreciation .............     133,523,955     172,291,947     276,786,298       33,038,640     244,066,549
                                            -------------------------------------------------------------------------------
Net realized and unrealized gain (loss) .     132,790,193     292,195,226     371,243,180      (13,610,237)    244,590,470
                                            -------------------------------------------------------------------------------
Net increase in net assets resulting from
  operations ............................   $ 148,773,556    $322,246,922   $ 934,778,461    $ 486,605,027    $313,738,219
                                            ==============================================================================


(+) Net of foreign taxes and fees of $9,796, $167,019 and $445,215 for the DynaTech Fund, Growth Fund and Income Fund, respectively.

                       See notes to financial statements.

FRANKLIN CUSTODIAN FUNDS, INC.
Financial Statements (continued)


STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED SEPTEMBER 30, 2000 AND 1999


                                                                DYNATECH FUND                        GROWTH FUND
                                                       --------------------------------------------------------------------
                                                           2000             1999               2000               1999
                                                       --------------------------------------------------------------------
Increase (decrease) in net assets:
 Operations:
Net investment income ..............................   $  15,983,363    $   6,865,590    $    30,051,696    $    26,305,706
Net realized gain (loss) from investments ..........        (733,762)        (338,333)       119,903,279         29,214,381
Net unrealized appreciation on investments .........     133,523,955       83,837,801        172,291,947        306,579,274
                                                       --------------------------------------------------------------------
   Net increase in net assets resulting from
     operations ....................................     148,773,556       90,365,058        322,246,922        362,099,361
Distributions to shareholders from:
 Net investment income:
  Class A ..........................................      (8,349,156)      (3,136,187)       (28,512,907)       (25,640,633)
  Class B ..........................................              --               --           (210,834)                --
  Class C ..........................................        (830,976)        (124,996)        (2,415,955)        (2,012,593)
  Advisor Class ....................................              --               --           (604,017)        (1,007,143)
 Net realized gains:
  Class A ..........................................              --               --        (16,550,559)       (12,164,613)
  Class B ..........................................              --               --           (157,901)                --
  Class C ..........................................              --               --         (2,910,619)        (1,558,802)
  Advisor Class ....................................              --               --           (298,276)          (412,806)
                                                       --------------------------------------------------------------------
 Total distributions to shareholders ...............      (9,180,132)      (3,261,183)       (51,661,068)       (42,796,590)
 Capital share transactions: (Note 2)
  Class A ..........................................     187,792,579      204,020,827       (195,753,441)       208,528,068
  Class B ..........................................       4,944,371               --         18,668,292         17,377,780
  Class C ..........................................      34,511,263       54,012,938        (25,938,267)       136,924,339
  Advisor Class ....................................              --               --            (44,553)       (14,668,648)
                                                       --------------------------------------------------------------------
Total capital share transactions ...................     227,248,213      258,033,765       (203,067,969)       348,161,539
   Net increase in net assets ......................     366,841,637      345,137,640         67,517,885        667,464,310
Net assets:
 Beginning of year .................................     573,360,461      228,222,821      2,534,687,823      1,867,223,513
                                                       --------------------------------------------------------------------
 End of year .......................................   $ 940,202,098    $ 573,360,461    $ 2,602,205,708    $ 2,534,687,823
                                                       ====================================================================
Undistributed net investment income included in
  net assets:
 End of year .......................................   $  12,826,374    $   6,023,143    $    19,324,466    $    21,016,483
                                                       ====================================================================


                       See notes to financial statements.

FRANKLIN CUSTODIAN FUNDS, INC.
Financial Statements (continued)


STATEMENTS OF CHANGES IN NET ASSETS (CONT.)
FOR THE YEARS ENDED SEPTEMBER 30, 2000 AND 1999


                                                               INCOME FUND                U.S. GOVERNMENT SECURITIES FUND
                                                            -----------------------------------------------------------------------
                                                                 2000                1999               2000              1999
                                                            -----------------------------------------------------------------------
Increase (decrease) in net assets:
 Operations:
   Net investment income ................................   $   563,535,281    $   626,733,329    $   500,215,264   $   567,920,398
   Net realized gain (loss) from investments and
    foreign currency transactions .......................        94,456,882         51,617,531        (46,648,877)      (20,761,165)
   Net unrealized appreciation (depreciation) on
    investments and translation of assets and liabilities
    denominated in foreign currencies ...................       276,786,298       (348,262,211)        33,038,640      (456,909,537)
                                                            -----------------------------------------------------------------------
   Net increase in net assets resulting from
    operations ..........................................       934,778,461        330,088,649        486,605,027        90,249,696
Distributions to shareholders from:
 Net investment income:
  Class A ...............................................      (503,166,522)      (577,135,832)      (472,305,401)     (553,411,179)
  Class B ...............................................        (7,977,573)        (2,209,823)        (3,891,343)       (1,105,149)
  Class C ...............................................       (67,802,844)       (75,801,312)       (16,763,516)      (17,924,290)
  Advisor Class .........................................        (1,709,361)        (1,498,463)        (1,920,966)       (1,446,021)
 Net realized gains:
  Class A ...............................................       (41,553,598)       (39,569,871)                --                --
  Class B ...............................................          (596,476)                --                 --                --
  Class C ...............................................        (6,094,361)        (5,375,553)                --                --
  Advisor Class .........................................          (120,550)          (111,728)                --                --
                                                            -----------------------------------------------------------------------
 Total distributions to shareholders ....................      (629,021,285)      (701,702,582)      (494,881,226)     (573,886,639)
 Capital share transactions: (Note 2)
  Class A ...............................................      (955,278,353)      (606,190,104)    (1,034,726,750)     (688,853,199)
  Class B ...............................................        50,336,038         85,436,281         28,245,837        52,403,589
  Class C ...............................................      (160,667,883)        29,256,414        (44,019,848)       53,652,278
  Advisor Class .........................................        (3,584,074)         2,808,064         30,660,897       (19,523,483)
                                                            -----------------------------------------------------------------------
Total capital share transactions ........................    (1,069,194,272)      (488,689,345)    (1,019,839,864)     (602,320,815)
 Net decrease in net assets .............................      (763,437,096)      (860,303,278)    (1,028,116,063)   (1,085,957,758)
Net assets:
 Beginning of year ......................................     7,881,164,368      8,741,467,646      8,271,844,435     9,357,802,193
                                                            -----------------------------------------------------------------------
 End of year ............................................   $ 7,117,727,272    $ 7,881,164,368    $ 7,243,728,372   $ 8,271,844,435
                                                            =======================================================================
Undistributed net investment income included in
 net assets:
 End of year ............................................   $    24,318,283    $    43,630,103    $     9,445,010   $     4,078,828
                                                            =======================================================================

                       See notes to financial statements.

FRANKLIN CUSTODIAN FUNDS, INC.
Financial Statements (continued)


STATEMENTS OF CHANGES IN NET ASSETS (CONT.)
FOR THE YEARS ENDED SEPTEMBER 30, 2000 AND 1999


                                                                            UTILITIES FUND
                                                                  ----------------------------------
                                                                        2000               1999
                                                                  ----------------------------------
Increase (decrease) in net assets:
 Operations:
   Net investment income ......................................   $    69,147,749    $    89,780,235
   Net realized gain from investments .........................           523,921         60,357,191
   Net unrealized appreciation (depreciation) on investments ..       244,066,549       (326,085,108)
                                                                  ----------------------------------
   Net increase (decrease) in net assets resulting from
    operations                                                        313,738,219       (175,947,682)
Distributions to shareholders from:
 Net investment income:
  Class A .....................................................       (68,401,514)       (93,740,439)
  Class B .....................................................          (216,223)           (70,888)
  Class C .....................................................        (1,336,111)        (1,856,680)
  Advisor Class ...............................................          (389,847)          (573,225)
 Net realized gains:
  Class A .....................................................       (58,704,235)       (61,726,172)
  Class B .....................................................          (135,732)                --
  Class C .....................................................        (1,227,161)        (1,415,836)
  Advisor Class ...............................................          (304,748)          (394,011)
                                                                  ----------------------------------
Total distributions to shareholders ...........................      (130,715,571)      (159,777,251)
Capital share transactions: (Note 2)
  Class A .....................................................      (196,391,383)      (133,473,544)
  Class B .....................................................         4,524,298          3,363,935
  Class C .....................................................        (1,190,622)         1,499,912
  Advisor Class ...............................................            63,656         (3,731,163)
                                                                  ----------------------------------
Total capital share transactions .............................      (192,994,051)      (132,340,860)
 Net decrease in net assets ...................................        (9,971,403)      (468,065,793)
Net assets:
 Beginning of year ............................................     1,640,759,214      2,108,825,007
                                                                  ----------------------------------
 End of year ..................................................   $ 1,630,787,811    $ 1,640,759,214
                                                                  ==================================
Undistributed net investment income included in net assets:
 End of year ..................................................   $         4,522    $     1,200,468
                                                                  ==================================

                       See notes to financial statements.

FRANKLIN CUSTODIAN FUNDS, INC.
Notes to Financial Statements


1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Franklin Custodian Funds, Inc. (the Company) is registered under the Investment Company Act of 1940 as a diversified, open-end investment company, consisting of five series (the Funds). The Funds and their investment objectives are:

        CAPITAL GROWTH               GROWTH AND INCOME         CURRENT INCOME
        --------------------------------------------------------------------------------------
        DynaTech Fund                Income Fund               U.S. Government Securities Fund
        Growth Fund                  Utilities Fund

The following summarizes the Funds' significant accounting policies.

a. SECURITY VALUATION

Securities listed or traded on a recognized national exchange or NASDAQ are valued at the latest reported sales price. Over-the-counter securities and listed securities for which no sale is reported are valued within the range of the latest quoted bid and asked prices. Restricted securities and securities for which market quotations are not readily available are valued at fair value as determined by management in accordance with procedures established by the Board of Directors.

b. FOREIGN CURRENCY TRANSLATION

Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the exchange rate of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities and income items denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The Funds do not separately report the effect of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized and unrealized gain or loss from investments.

Realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period.

c. COMBINED JOINT & REGULAR REPURCHASE AGREEMENT

Certain Funds may enter into a joint repurchase agreement whereby their uninvested cash balances are deposited into a joint cash account to be used to invest in one or more repurchase agreements. The value and face amount of the joint repurchase agreement are allocated to the Funds based on their pro-rata interest. Certain Funds may enter into repurchase agreements which are accounted for as a loan by the Fund to the seller, collateralized by securities which are delivered to the Fund's custodian. The market value, including accrued interest, of the initial collateralization is required to be at least 102% of the dollar amount invested by the Funds, with the value of the underlying securities marked to market daily to maintain coverage of at least 100%. At September 30, 2000, all repurchase agreements had been entered into on September 29, 2000.

d. INCOME TAXES

No provision has been made for income taxes because each Fund's policy is to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its taxable income.

FRANKLIN CUSTODIAN FUNDS, INC.
Notes to Financial Statements (continued)


1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (CONT.)

e. SECURITY TRANSACTIONS, INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Interest income and estimated expenses are accrued daily. Bond discount is amortized on an income tax basis. Dividend income and distributions to shareholders are recorded on the ex-dividend date.

Common expenses incurred by the Company are allocated among the Funds based on the ratio of net assets of each fund to the combined net assets. Other expenses are charged to each fund on a specific identification basis.

Realized and unrealized gains and losses and net investment income, other than class specific expenses, are allocated daily to each class of shares based upon the relative proportion of net assets of each class.

f. ACCOUNTING ESTIMATES

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expense during the reporting period. Actual results could differ from those estimates.


2. CAPITAL STOCK

The classes of shares offered within each of the Funds are indicated below. Effective February 1, 2000, the DynaTech Fund began offering a new class of shares, Class B. Each class of shares differs by its initial sales load, distribution fees, voting rights on matters affecting a single class and its exchange privilege.

        CLASS A, CLASS B               CLASS A, CLASS B,
          & CLASS C                  CLASS C & ADVISOR CLASS
        ----------------           -----------------------------
        DynaTech Fund             Growth Fund
                                  Income Fund
                                  U.S. Government Securities Fund
                                  Utilities Fund

At September 30, 2000, there were 23 billion shares authorized ($0.01 par value), allocated to the Funds as follows (in millions):

                                                                  U.S. GOVERNMENT
                DYNATECH FUND    GROWTH FUND      INCOME FUND     SECURITIES FUND    UTILITIES FUND
                -----------------------------------------------------------------------------------
Class A .....       250              250             4,600             2,500               400
Class B .....       500              750             1,000             1,000               750
Class C .....       250              250             3,600             2,500               400
Advisor Class        --            1,000             1,000             1,000             1,000

FRANKLIN CUSTODIAN FUNDS, INC.
Notes to Financial Statements (continued)


2. CAPITAL STOCK (CONT.)

Transactions in the Funds' shares were as follows:

                                                              DYNATECH FUND                            GROWTH FUND
                                                      ------------------------------------------------------------------------
                                                       SHARES               AMOUNT              SHARES              AMOUNT
                                                      ------------------------------------------------------------------------
CLASS A SHARES:
2000
 Shares sold ..................................       16,328,800        $ 466,816,087         16,680,057        $ 598,656,309
 Shares issued in reinvestment of distributions          268,770            6,756,864          1,230,966           41,077,067
 Shares redeemed ..............................       (9,917,479)        (285,780,372)       (23,497,248)        (835,486,817)
                                                      -----------------------------------------------------------------------
Net increase (decrease) ......................         6,680,091        $ 187,792,579         (5,586,225)       $(195,753,441)
                                                      =======================================================================
1999
 Shares sold ..................................       17,286,196        $ 370,259,728         24,514,491        $ 788,134,524
 Shares issued in reinvestment of distributions          127,556            2,501,368          1,118,691           34,679,441
 Shares redeemed ..............................       (7,906,769)        (168,740,269)       (19,040,973)        (614,285,897)
                                                      ------------------------------------------------------------------------
 Net increase .................................        9,506,983        $ 204,020,827          6,592,209        $ 208,528,068
                                                      =======================================================================
CLASS B SHARES:
2000(a)
 Shares sold ..................................          171,803        $   5,087,263            655,046        $  23,196,555
 Shares issued in reinvestment of distributions                --                  --             10,297              342,163
 Shares redeemed ..............................           (4,909)            (142,892)          (138,646)          (4,870,426)
                                                      ------------------------------------------------------------------------
 Net increase .................................          166,894        $   4,944,371            526,697        $  18,668,292
                                                      =======================================================================
1999(b)
 Shares sold ..................................                                                   543,882       $  18,086,933
 Shares redeemed ..............................                                                   (20,935)           (709,153)
                                                                                               -------------------------------
 Net increase .................................                                                   522,947       $  17,377,780
                                                                                               ===============================
CLASS C SHARES:
2000
 Shares sold ..................................        2,071,333        $  57,180,184          2,803,395        $  97,487,263
 Shares issued in reinvestment of distributions           30,582              755,982            149,266            4,913,835
 Shares redeemed ..............................         (846,374)         (23,424,903)        (3,721,739)        (128,339,365)
                                                      ========================================================================
 Net increase (decrease) ......................        1,255,541        $  34,511,263           (769,078)       $ (25,938,267)
                                                      ========================================================================
1999
 Shares sold ..................................        3,291,292        $  69,762,043          6,792,630        $ 214,759,039
 Shares issued in reinvestment of distributions            6,129              118,473            108,414            3,318,582
 Shares redeemed ..............................         (738,937)         (15,867,578)        (2,527,969)         (81,153,282)
                                                      ========================================================================
 Net increase .................................        2,558,484        $  54,012,938          4,373,075        $ 136,924,339
                                                      ========================================================================
ADVISOR CLASS SHARES:
2000
 Shares sold ..................................                                                  232,850        $   8,178,631
 Shares issued in reinvestment of distributions                                                   26,712              891,373
 Shares redeemed ..............................                                                 (259,069)          (9,114,557)
                                                                                               -------------------------------
 Net increase (decrease) ......................                                                      493        $     (44,553)
                                                                                               ===============================
1999
 Shares sold ..................................                                                  981,629        $  31,090,587
 Shares issued in reinvestment of distributions                                                   45,473            1,409,662
 Shares redeemed ..............................                                               (1,423,873)         (47,168,897)
                                                                                              -------------------------------
 Net decrease .................................                                                 (396,771)       $ (14,668,648)
                                                                                               ===============================

FRANKLIN CUSTODIAN FUNDS, INC.
Notes to Financial Statements (continued)

2. CAPITAL STOCK (CONT.)


                                                                    INCOME FUND                    U.S. GOVERNMENT SECURITIES FUND
                                                              ---------------------------------------------------------------------
                                                                 SHARES            AMOUNT             SHARES            AMOUNT
                                                              ---------------------------------------------------------------------
CLASS A SHARES:
2000
 Shares sold .............................................     284,298,630     $   621,458,969      139,242,027     $   908,315,568
 Shares issued in reinvestment of distributions ..........     144,362,346         313,113,142       37,929,073         246,981,215
 Shares redeemed .........................................    (869,037,429)     (1,889,850,464)    (336,014,986)     (2,190,023,533)
                                                              ---------------------------------------------------------------------
 Net decrease ............................................    (440,376,453)    $  (955,278,353)    (158,843,886)    $(1,034,726,750)
                                                              =====================================================================
1999
 Shares sold .............................................     338,537,606     $   782,395,737      285,103,662     $ 1,934,434,693
 Shares issued in reinvestment of distributions ..........     157,627,005         363,473,509       41,934,467         283,874,052
 Shares redeemed .........................................    (760,496,959)     (1,752,059,350)    (429,458,313)     (2,907,161,944)
                                                              ---------------------------------------------------------------------
 Net decrease ............................................    (264,332,348)    $  (606,190,104)    (102,420,184)    $  (688,853,199)
                                                              =====================================================================
CLASS B SHARES:
2000
 Shares sold .............................................      29,020,696     $    63,893,779        6,320,412     $    41,220,582
 Shares issued in reinvestment of distributions ..........       2,023,987           4,400,365          393,898           2,562,247
 Shares redeemed .........................................      (8,250,500)        (17,958,106)      (2,385,215)        (15,536,992)
                                                              ---------------------------------------------------------------------
 Net increase ............................................      22,794,183     $    50,336,038        4,329,095     $    28,245,837
                                                              =====================================================================
1999(b)
 Shares sold .............................................      37,825,077     $    86,986,436        8,225,072     $    55,415,226
 Shares issued in reinvestment of distributions ..........         505,585           1,157,703          109,018             723,581
 Shares redeemed .........................................      (1,183,401)         (2,707,858)        (563,121)         (3,735,218)
                                                              ---------------------------------------------------------------------
 Net increase ............................................      37,147,261     $    85,436,281        7,770,969     $    52,403,589
                                                              =====================================================================
CLASS C SHARES:
2000
 Shares sold .............................................      63,630,861     $   140,107,315       14,031,977     $    91,216,855
 Shares issued in reinvestment of distributions ..........      20,633,423          44,946,169        1,710,397          11,104,406
 Shares redeemed .........................................    (158,669,112)       (345,721,367)     (22,528,303)       (146,341,109)
                                                              ---------------------------------------------------------------------
 Net decrease ............................................     (74,404,828)    $  (160,667,883)      (6,785,929)    $   (44,019,848)
                                                              =====================================================================
1999
 Shares sold .............................................     109,923,377     $   255,290,823       25,192,988     $   171,121,432
 Shares issued in reinvestment of distributions ..........      22,213,949          51,426,235        1,822,494          12,288,387
 Shares redeemed .........................................    (120,130,411)       (277,460,644)     (19,198,838)       (129,757,541)
                                                              ---------------------------------------------------------------------
 Net increase ............................................      12,006,915     $    29,256,414        7,816,644     $    53,652,278
                                                              =====================================================================
ADVISOR CLASS SHARES:
2000
 Shares sold .............................................       6,700,901     $    14,620,742        5,443,412     $    35,502,355
 Shares issued in reinvestment of distributions ..........         677,240           1,469,077          250,207           1,630,500
 Shares redeemed .........................................      (9,022,657)        (19,673,893)        (993,644)         (6,471,958)
                                                              ---------------------------------------------------------------------
 Net increase (decrease) .................................      (1,644,516)    $    (3,584,074)       4,699,975     $    30,660,897
                                                              =====================================================================
1999
 Shares sold .............................................       4,378,496     $     9,880,188        2,098,984     $    14,369,642
 Shares issued in reinvestment of distributions ..........         633,401           1,460,321          171,896           1,170,966
 Shares redeemed .........................................      (3,655,393)         (8,532,445)      (5,113,145)        (35,064,091)
                                                              ---------------------------------------------------------------------
 Net increase (decrease) .................................       1,356,504     $     2,808,064       (2,842,265)    $   (19,523,483)
                                                              =====================================================================

FRANKLIN CUSTODIAN FUNDS, INC.
Notes to Financial Statements (continued)


2. CAPITAL STOCK (CONT.)


                                                                                                   UTILITIES FUND
                                                                                         ------------------------------------
                                                                                            SHARES                  AMOUNT
                                                                                         ------------------------------------
CLASS A SHARES:
2000
 Shares sold ...........................................................                  16,722,387            $ 155,617,263
 Shares issued in reinvestment of distributions ........................                  11,207,288               98,870,199
 Shares redeemed .......................................................                 (49,678,573)            (450,878,845)
                                                                                         ------------------------------------
 Net decrease ..........................................................                 (21,748,898)           $(196,391,383)
                                                                                         ====================================
1999
 Shares sold ...........................................................                  27,242,414            $ 297,519,311
 Shares issued in reinvestment of distributions ........................                  11,041,416              116,411,589
 Shares redeemed .......................................................                 (52,663,254)            (547,404,444)
                                                                                         ------------------------------------
 Net decrease ..........................................................                 (14,379,424)           $(133,473,544)
                                                                                         ====================================

CLASS B SHARES:
2000
 Shares sold ...........................................................                     581,073            $   5,442,177
 Shares issued in reinvestment of distributions ........................                      30,206                  269,720
 Shares redeemed .......................................................                    (129,287)              (1,187,599)
                                                                                         ------------------------------------
 Net increase ..........................................................                     481,992            $   4,524,298
                                                                                         ====================================
1999(b)
 Shares sold ...........................................................                     334,316            $   3,432,812
 Shares issued in reinvestment of distributions ........................                       5,132                   52,100
 Shares redeemed .......................................................                     (11,999)                (120,977)
                                                                                         ------------------------------------
 Net increase ..........................................................                     327,449            $   3,363,935
                                                                                         ====================================
CLASS C SHARES:
2000
 Shares sold ...........................................................                   1,450,140            $  13,414,286
 Shares issued in reinvestment of distributions ........................                     224,597                1,980,804
 Shares redeemed .......................................................                  (1,820,334)             (16,585,712)
                                                                                         ------------------------------------
 Net decrease ..........................................................                    (145,597)           $  (1,190,622)
                                                                                         ====================================
1999
 Shares sold ...........................................................                   2,112,393            $  22,884,423
 Shares issued in reinvestment of distributions ........................                     242,398                2,560,093
 Shares redeemed .......................................................                  (2,311,438)             (23,944,604)
                                                                                         ------------------------------------
 Net increase ..........................................................                      43,353            $   1,499,912
                                                                                         ====================================
ADVISOR CLASS SHARES:
2000
 Shares sold ...........................................................                      41,840            $     387,858
 Shares issued in reinvestment of distributions ........................                      65,508                  581,268
 Shares redeemed .......................................................                    (100,063)                (905,470)
                                                                                         ------------------------------------
 Net increase ..........................................................                       7,285            $      63,656
                                                                                         ====================================
1999
 Shares sold ...........................................................                     635,157            $   6,855,548
 Shares issued in reinvestment of distributions ........................                      78,903                  832,220
 Shares redeemed .......................................................                  (1,073,756)             (11,418,931)
                                                                                         ------------------------------------
 Net decrease ..........................................................                    (359,696)           $  (3,731,163)
                                                                                         ====================================

(a) For the period February 1, 2000 (effective date) to September 30, 2000 for the DynaTech Fund.

(b)  For the period January 1, 1999 (effective date) to September 30, 1999.

FRANKLIN CUSTODIAN FUNDS, INC.
Notes to Financial Statements (continued)


3. TRANSACTIONS WITH AFFILIATES

Certain officers and directors of the Funds are also officers or directors of the following entities:

ENTITY                                                                 AFFILIATION
-----------------------------------------------------------------------------------------------------------------------------------
Franklin Advisers Inc. (Advisers)                                      Investment manager (all Funds except the Growth Fund)
Franklin Investment Advisory Services, Inc. (Investment Advisory)      Investment manager (the Growth Fund)
Franklin/Templeton Distributors, Inc. (Distributors)                   Principal underwriter
Franklin Templeton Services, Inc. (FT Services)                        Administrative manager
Franklin/Templeton Investor Services, Inc. (Investor Services)         Transfer agent

The Funds, except the Growth Fund, pay an investment management fee to Advisers, and the Growth Fund pays an investment management fee to Investment Advisory, based on the net assets of the Funds as follows:

      ANNUALIZED FEE RATE     MONTH-END NET ASSETS
      ---------------------------------------------------------------------------
            .625%             First $100 million
            .500%             Over $100 million, up to and including $250 million
            .450%             Over $250 million, up to and including $10 billion

Fees are further reduced on net assets over $10 billion.

Under an agreement with Advisers and Investment Advisory, FT Services provides administrative services to the Funds. The fee is paid by Advisers and Investment Advisory based on average daily net assets, and is not an additional expense of the Funds.

The Funds reimburse Distributors up to the stated percentages per year of their average daily net assets for costs incurred in marketing the Funds' shares as follows:

                                                                      U.S. GOVERNMENT
                      DYNATECH FUND    GROWTH FUND    INCOME FUND     SECURITIES FUND      UTILITIES FUND
                      -----------------------------------------------------------------------------------
Class A .........          .25%            .25%          .15%              .15%                 .15%
Class B .........         1.00%           1.00%          .65%              .65%                 .65%
Class C .........         1.00%           1.00%          .65%              .65%                 .65%

Distributors paid net commissions on sales of the Funds' shares, and received contingent deferred sales charges for the year as follows:

                                                                                            U.S. GOVERNMENT
                                            DYNATECH FUND    GROWTH FUND    INCOME FUND     SECURITIES FUND      UTILITIES FUND
                                            -----------------------------------------------------------------------------------
Net commissions paid                         $257,130        $1,115,231       $2,678,836       $2,353,528           $199,787
Contingent deferred sales charges            $ 59,273        $  218,867       $  712,716       $  441,832           $ 38,722


The Funds paid transfer agent fees of $27,903,118, of which $20,683,626 were paid to Investor Services.

Included in professional fees are legal fees of $198,757 that were paid to two law firms in which a partner in each law firm is an officer of the Funds.

FRANKLIN CUSTODIAN FUNDS, INC.
Notes to Financial Statements (continued)


4. INCOME TAXES

At September 30, 2000, the DynaTech Fund and the U.S. Government Securities Fund had tax basis capital losses of $1,072,520 and $290,997,019, respectively, which may be carried over to offset future capital gains. Such losses expire as follows:

                                                                 U.S. GOVERNMENT
                                              DYNATECH FUND      SECURITIES FUND
                                              -------------      ---------------
Capital loss carryovers expiring in: 2002      $      --          $111,364,839
                                     2003             --             3,698,366
                                     2004             --            57,539,178
                                     2005             --            50,054,906
                                     2006             --            28,279,472
                                     2007         677,592           18,954,412
                                     2008         394,928           21,105,846
                                               ----------         ------------
                                               $1,072,520         $290,997,019
                                               ==========         ============

At September 30, 2000, the DynaTech Fund and the U.S. Government Securities Fund have deferred capital losses occurring subsequent to October 31, 1999 of $655,563 and $45,598,285, respectively. For tax purposes, such losses will be reflected in the year ending September 30, 2001.

At September 30, 2000, the Income Fund has deferred currency losses subsequent to October 31, 1999 of $14,051,779. For tax purposes, such losses will be reflected in the year ending September 30, 2001.

Net investment income differs for financial statement and tax purposes primarily due to differing treatments of defaulted securities and foreign currency transactions.

Net realized capital gains (losses) differ for financial statement and tax purposes primarily due to differing treatments of wash sales and foreign currency transactions.

At September 30, 2000, the net unrealized appreciation (depreciation) based on the cost of investments for income tax purposes was as follows:

                                                                                                  U.S. GOVERNMENT
                                              DYNATECH FUND     GROWTH FUND       INCOME FUND     SECURITIES FUND    UTILITIES FUND
                                              -------------------------------------------------------------------------------------
Investments at cost ........................  $ 652,427,857   $ 1,396,427,788   $ 6,839,688,398   $ 7,329,145,120   $ 1,252,886,826
                                              =====================================================================================
Unrealized appreciation ....................    319,028,832     1,311,017,515     1,003,552,620        57,521,114       411,888,263
Unrealized depreciation ....................    (14,769,157)     (101,209,287)     (812,121,951)     (148,329,468)      (36,065,165)
                                              -------------------------------------------------------------------------------------
Net unrealized appreciation (depreciation) .  $ 304,259,675   $ 1,209,808,228   $   191,430,669   $   (90,808,354)  $   375,823,098
                                              =====================================================================================

5. INVESTMENT TRANSACTIONS

Purchases and sales of securities (excluding short-term securities) for the year ended September 30, 2000 were as follows:

                                                                                                 U.S. GOVERNMENT
                                    DYNATECH FUND       GROWTH FUND          INCOME FUND         SECURITIES FUND    UTILITIES FUND
                                    ----------------------------------------------------------------------------------------------
Purchases ..................        $105,094,614        $344,861,818        $1,677,659,730        $  292,517,348      $285,462,853
Sales ......................        $ 24,313,794        $163,865,551        $3,048,021,290        $1,306,842,219      $488,786,992

FRANKLIN CUSTODIAN FUNDS, INC.
Notes to Financial Statements (continued)


6. CREDIT RISK AND DEFAULTED SECURITIES

The Income Fund has 38.0% of its portfolio invested in lower rated and comparable quality unrated high yield securities, which tend to be more sensitive to economic conditions than higher rated securities. The risk of loss due to default by the issuer may be significantly greater for the holders of high yielding securities because such securities are generally unsecured and are often subordinated to other creditors of the issuer. At September 30, 2000, the Income Fund held defaulted securities with a value aggregating $52,635,000, representing 0.74% of the Fund's net assets. For information as to specific securities, see the accompanying Statement of Investments.

For financial reporting purposes, the Fund discontinues accruing income on defaulted bonds and provides an estimate for losses on interest receivable.


7. RESTRICTED SECURITIES

The Income Fund may purchase securities through a private offering that generally cannot be resold to the public without prior registration under the Securities Act of 1933. The costs of registering such securities are paid by the issuer. At September 30, 2000, the Fund held one restricted security as follows:

                 SHARES     ISSUER                             ACQUISITION DATE          COST           VALUE
----------------------------------------------------------------------------------------------------------------
INCOME FUND    3,591,463    Continucare Corp. ............            6/16/00         $2,469,131      $2,020,198

FRANKLIN CUSTODIAN FUNDS, INC.
Independent Auditors' Report


TO THE BOARD OF DIRECTORS AND SHAREHOLDERS OF
FRANKLIN CUSTODIAN FUNDS:

In our opinion, the accompanying statements of assets and liabilities, including the statements of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of each of the funds included in this report constituting the Franklin Custodian Funds (hereafter referred to as the "Funds") at September 30, 2000, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at September 30, 2000 by correspondence with the custodian and brokers, provide a reasonable basis for the opinion expressed above.

PricewaterhouseCoopers LLP

San Francisco, California
November 2, 2000

FRANKLIN CUSTODIAN FUNDS, INC.
Tax Designation


Under Section 852(b)(3)(C) of the Internal Revenue Code, the Funds hereby designate the following amounts as capital gain dividends for the fiscal year ended September 30, 2000:

        GROWTH FUND         INCOME FUND         UTILITIES FUND
        ------------------------------------------------------
       $114,079,350         $84,318,649            $523,921


Under Section 854(b)(2) of the Internal Revenue Code, the Funds hereby designate the following percentage amounts of the ordinary income dividends as income qualifying for the dividends received deduction for the fiscal year ended September 30, 2000:

        DYNATECH FUND    GROWTH FUND   INCOME FUND    UTILITIES FUND
        ------------------------------------------------------------
           7.98%            61.54%        27.23%          92.81%

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